UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07076
                                                    -----------

                           Wilshire Mutual Funds, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa King, Esq.
                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
                 ----------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1763
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (UNAUDITED)                        SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

COMMON STOCKS - 93.7%
          CONSUMER DISCRETIONARY - 18.2%
 33,790   Accenture, Ltd., Class A*                                 $    914,019
 34,200   American Eagle Outfitters                                    1,260,270
199,295   AMR Corporation*                                             1,460,832
 26,500   Autoliv, Inc.                                                1,070,600
    824   Autozone, Inc.*                                                 63,654
 16,300   Barnes & Noble, Inc.*                                          603,100
  7,800   Bed Bath & Beyond, Inc.*                                       289,458
 19,200   Best Buy Company, Inc.                                       1,041,408
 26,740   Black & Decker Corporation                                   2,070,746
  1,300   Boise Cascade Corporation*                                      43,264
  2,200   Brinker International, Inc.*                                    68,530
 11,800   Brunswick Corporation                                          539,968
 24,600   Cablevision Systems New York Group, Class A*                   498,888
  5,700   Centex Corporation                                             287,622
  3,700   Choice Hotels International, Inc.                              213,083
 76,400   Circuit City Stores, Inc.                                    1,171,976
  8,500   Coach, Inc.*                                                   360,570
 11,200   CVS Corporation                                                471,856
 14,000   D.R. Horton, Inc.                                              463,540
 14,313   Dow Jones & Company, Inc.                                      581,251
 56,400   Eastman Kodak Company                                        1,817,208
 51,624   eBay, Inc.*                                                  4,746,311
190,000   EchoStar Communications Corporation, Class A*                5,912,800
  3,200   EW Scripps Company, Class A                                    152,896
 78,984   Ford Motor Company                                           1,109,725
 33,700   General Motors Corporation                                   1,431,576
  2,839   Getty Images, Inc.*                                            156,997
 13,000   GTECH Holdings Corporation                                     329,160
  9,728   Harley-Davidson, Inc.                                          578,232
 17,400   Harman International Industries, Inc.                        1,874,850
 22,500   Home Depot, Inc.                                               882,000
146,000   International Game Technology                                5,248,700
 48,299   Interpublic Group of Companies, Inc.*                          511,486
  6,300   Johnson Controls, Inc.                                         357,903
 17,900   Kmart Holding Corporation*                                   1,565,713
 34,300   Liberty Media Corporation, Class A*                            299,096
121,881   Liberty Media International, Inc., Class A*                  4,066,194
  2,523   Lowe's Companies, Inc.                                         137,125
110,000   Marriott International, Inc., Class A                        5,715,600
 19,434   Maytag Corporation                                             357,003
  8,100   McGraw-Hill Companies, Inc.                                    645,489
  3,000   Media General, Inc., Class A                                   167,850
  9,437   New York Times Company, Class A                                368,987
    127   NVR, Inc.*                                                      69,977
 24,900   Payless Shoesource, Inc.*                                      252,237
  9,500   Polaris Industries, Inc.                                       530,290
 12,471   RadioShack Corporation                                         357,169
 35,700   Rite Aid Corporation*                                          125,664
  2,400   Sabre Holdings Corporation, Class A                             58,872
    177   Sears Roebuck & Company                                          7,053
166,300   Staples, Inc.                                                4,959,066
 15,500   Starbucks Corporation*                                         704,630
 36,900   Target Corporation                                           1,669,725
143,625   Time Warner, Inc.*                                           2,318,108
 14,200   TJX Companies, Inc.                                            312,968
    972   Toll Brothers, Inc.*                                            45,033
  9,400   Toys "R" Us, Inc.*                                             166,756
 29,745   Univision Communications, Inc., Class A*                       940,239
 11,200   Viacom, Inc., Class B                                          375,872
283,800   Wal-Mart Stores, Inc.                                       15,098,160
210,350   Walgreen Company                                             7,536,841
143,700   Weight Watchers International, Inc.*                         5,578,434
  7,700   Westwood One, Inc.*                                            152,229
 14,400   Whirlpool Corporation                                          865,296
229,500   XM Satellite Radio Holdings, Inc., Class A*                  7,119,090
                                                                    ------------
                                                                     101,151,245
                                                                    ------------
          CONSUMER STAPLES - 7.7%
  4,671   Alberto-Culver Company                                         203,095
 69,400   Albertson's, Inc.                                            1,660,742
 21,000   Altria Group, Inc.                                             987,840
 38,500   Anheuser-Busch Companies, Inc.                               1,923,075
 17,967   Archer-Daniels-Midland Company                                 305,080
 14,500   Church & Dwight Company, Inc.                                  406,870
 75,300   Coca-Cola Company                                            3,015,765
 14,700   Colgate-Palmolive Company                                      664,146
 34,200   Costco Wholesale Corporation                                 1,421,352
 25,959   Energizer Holdings, Inc.*                                    1,196,710
246,400   Gillette Company                                            10,284,736
 49,100   Kroger Company*                                                762,032
 11,700   Pepsi Bottling Group, Inc.                                     317,655
 15,900   PepsiAmericas, Inc.                                            303,690

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

          CONSUMER STAPLES (CONTINUED)
 57,500   PepsiCo, Inc.                                              $ 2,797,375
 13,400   Pilgrim's Pride Corporation                                    362,872
156,500   Procter & Gamble Company                                     8,469,780
  2,500   Reynolds American, Inc.                                        170,100
  6,100   Supervalu, Inc.                                                168,055
 22,476   Sysco Corporation                                              672,482
 66,100   Tyson Foods, Inc., Class A                                   1,058,922
 58,800   Whole Foods Market, Inc.                                     5,044,452
 10,000   Wrigley (Wm.) Jr. Company                                      633,100
                                                                     -----------
                                                                      42,829,926
                                                                     -----------
          ENERGY - 2.0%
 43,107   Amerada Hess Corporation                                     3,836,523
 25,300   Anadarko Petroleum Corporation                               1,678,908
  9,019   ConocoPhillips                                                 747,224
 27,198   Devon Energy Corporation                                     1,931,330
  6,375   Grant Prideco, Inc.*                                           130,624
  2,933   Kerr-McGee Corporation                                         167,914
 29,500   Marathon Oil Corporation                                     1,217,760
  9,617   Patina Oil & Gas Corporation                                   284,375
  2,002   Sunoco, Inc.                                                   148,108
 12,162   Valero Energy Corporation                                      975,514
                                                                     -----------
                                                                      11,118,280
                                                                     -----------
          FINANCIALS - 6.4%
 41,800   ACE, Ltd.                                                    1,674,508
  4,900   Ambac Financial Group, Inc.                                    391,755
 34,500   American Express Company                                     1,775,370
 23,700   American International Group, Inc.                           1,611,363
 21,700   AmeriCredit Corporation*                                       453,096
  1,800   Arthur J Gallagher & Company                                    59,634
 12,000   Bank of America Corporation                                    519,960
  5,400   Bank of Hawaii Corporation                                     255,150
  2,800   Capital One Financial Corporation                              206,920
    696   Chicago Mercantile Exchange Holdings, Inc.                     112,265
 32,900   E*Trade Financial Corporation*                                 375,718
 97,600   Equity Office Properties Trust                               2,659,600
 29,279   Fannie Mae                                                   1,856,288
 39,470   Fidelity National Financial, Inc.                            1,503,807
 17,300   Freddie Mac                                                  1,128,652
 24,395   HRPT Properties Trust                                          268,101
 28,336   Hudson City Bancorp, Inc.                                    1,012,729
 12,000   Loews Corporation                                              702,000
 24,400   Marsh & McLennan Companies, Inc.                             1,116,544
 21,400   MBIA, Inc.                                                   1,245,694
 49,660   MBNA Corporation                                             1,251,432
 67,600   Moody's Corporation                                          4,951,700
  1,859   Nationwide Financial Services, Inc., Class A                    65,269
135,000   Northern Trust Corporation                                   5,508,000
  3,800   Nuveen Investments, Inc., Class A                              112,480
  4,050   PMI Group, Inc.                                                164,349
 38,300   Prudential Financial, Inc.                                   1,801,632
  3,500   Radian Group, Inc.                                             161,805
  4,100   Regency Centers Corporation                                    190,609
 11,030   Schwab (Charles) Corporation                                   101,366
  5,200   SLM Corporation                                                231,920
  4,800   State Street Corporation                                       205,008
  3,629   T. Rowe Price Group, Inc.                                      184,861
 21,380   Thornburg Mortgage, Inc.                                       620,234
 28,300   U.S. Bancorp                                                   817,870
  9,300   UnionBanCal Corporation                                        550,653
                                                                     -----------
                                                                      35,848,342
                                                                     -----------
          HEALTH CARE - 21.9%
 74,786   Abbott Laboratories                                          3,167,935
    400   Accredo Health, Inc.*                                            9,428
 12,503   Aetna, Inc.                                                  1,249,425
106,130   Allergan, Inc.                                               7,699,732
 32,000   AmerisourceBergen Corporation                                1,718,720
 54,855   Amgen, Inc.*                                                 3,109,181
    201   Anthem, Inc.*                                                   17,537
  8,900   Bard (C.R.), Inc.                                              504,007
  3,400   Barr Pharmaceuticals, Inc.*                                    140,862
  8,700   Bausch & Lomb, Inc.                                            578,115
 22,200   Baxter International, Inc.                                     713,952
 40,400   Becton, Dickinson & Company                                  2,088,680
 47,300   Biogen Idec, Inc.*                                           2,893,341
  8,513   Biomet, Inc.                                                   399,089
 28,800   Boston Scientific Corporation*                               1,144,224
 40,875   Bristol-Myers Squibb Company                                   967,511
 19,216   Cardinal Health, Inc.                                          841,084
 65,482   Caremark Rx, Inc.*                                           2,100,008
  4,000   Charles River Laboratories International, Inc.*                183,200
  2,560   Chiron Corporation*                                            113,152
 12,557   Cigna Corporation                                              874,344
  8,700   Covance, Inc.*                                                 347,739
 27,147   Coventry Health Care, Inc.*                                  1,448,835
  4,900   Dade Behring Holdings, Inc.*                                   273,018
 18,050   DaVita, Inc.*                                                  562,258
 36,800   Edwards Lifesciences Corporation*                            1,232,800
 89,000   Eli Lilly & Company                                          5,344,450
 13,008   Endo Pharmaceuticals Holdings, Inc.*                           238,827

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

             HEALTH CARE (CONTINUED)
 19,192      Eon Labs, Inc.*                                        $    416,466
 14,000      Fisher Scientific International, Inc.*                      816,620
  1,141      Forest Laboratories, Inc.*                                   51,322
185,900      Genentech, Inc.*                                          9,744,878
    770      Genzyme Corporation*                                         41,896
 22,042      Gilead Sciences, Inc.*                                      823,930
  7,900      Guidant Corporation                                         521,716
 19,100      HCA, Inc.                                                   728,665
  4,000      Health Management Associates, Inc., Class A                  81,720
  6,378      Hospira, Inc.*                                              195,167
  3,300      Idexx Laboratories, Inc.*                                   167,442
 38,876      ImClone Systems, Inc.*                                    2,054,597
 53,300      IMS Health, Inc.                                          1,274,936
    100      Inamed Corporation*                                           4,767
  3,800      Invitrogen Corporation*                                     208,962
201,128      Johnson & Johnson                                        11,329,540
  3,800      Lincare Holdings, Inc.*                                     112,898
 20,047      Medco Health Solutions, Inc.*                               619,452
 14,047      Medicis Pharmaceutical Corporation, Class A                 548,395
 69,614      Medtronic, Inc.                                           3,612,967
150,822      Merck & Company, Inc.                                     4,977,126
    200      MGI Pharma, Inc.*                                             5,338
 11,500      Mylan Laboratories, Inc.                                    207,000
630,972      Pfizer, Inc.                                             19,307,743
 10,785      Pharmaceutical Product Development, Inc.*                   388,260
  2,000      Quest Diagnostics                                           176,440
  5,800      Respironics, Inc.*                                          309,952
  4,758      Schering-Plough Corporation                                  90,688
  4,100      St. Jude Medical, Inc.*                                     308,607
  8,000      Stryker Corporation                                         384,640
 53,562      UnitedHealth Group, Inc.                                  3,949,662
  5,600      Varian Medical Systems, Inc.*                               193,592
 86,300      WellPoint Health Networks, Inc.*                          9,069,267
 48,400      Wyeth                                                     1,810,160
 98,134      Zimmer Holdings, Inc.*                                    7,756,511
                                                                    ------------
                                                                     122,252,776
                                                                    ------------
             INDUSTRIALS - 8.7%
 32,250      3M Company                                                2,579,033
 34,307      AGCO Corporation*                                           776,024
 11,400      Alliant Techsystems, Inc.*                                  689,700
 81,251      Allied Waste Industries, Inc.*                              719,072
  7,100      American Standard Companies, Inc.*                          276,261
 27,117      Apollo Group, Inc., Class A*                              1,989,574
  5,772      Avery Dennison Corporation                                  379,682
 88,300      Boeing Company                                            4,558,046
  3,901      Briggs & Stratton Corporation                               316,761
  7,300      C.H. Robinson Worldwide, Inc.                               338,647
 11,377      Career Education Corporation*                               323,448
 97,973      Cendant Corporation                                       2,116,217
 29,981      CNF, Inc.                                                 1,228,921
 15,057      CSX Corporation                                             499,893
  5,900      Dycom Industries, Inc.*                                     167,501
 29,600      Emerson Electric Company                                  1,831,944
  5,100      Equifax, Inc.                                               134,436
 86,049      Expeditors International Washington, Inc.                 4,448,733
  7,000      FedEx Corporation                                           599,830
138,393      General Electric Company                                  4,647,237
  2,500      H & R Block, Inc.                                           123,550
 20,400      Hughes Supply, Inc.                                         613,428
  3,100      Illinois Tool Works, Inc.                                   288,827
    100      ITT Educational Services, Inc.*                               3,605
  8,500      ITT Industries, Inc.                                        679,915
 29,000      J.B. Hunt Transport Services, Inc.                        1,077,060
    500      Manpower, Inc.                                               22,245
 11,513      Masco Corporation                                           397,544
  9,049      Navistar International Corporation*                         336,532
 35,700      Norfolk Southern Corporation                              1,061,718
  8,000      Pitney Bowes, Inc.                                          352,800
 20,100      Ryder System, Inc.                                          945,504
 11,200      Tyco International, Ltd.                                    343,392
132,900      United Parcel Service, Inc., Class B                     10,089,768
 15,300      United Technologies Corporation                           1,428,714
  6,510      W.W. Grainger, Inc.                                         375,302
 34,025      Yellow Roadway Corporation*                               1,595,432
                                                                    ------------
                                                                      48,356,296
                                                                    ------------
             INFORMATION TECHNOLOGY - 23.6%
 39,600      Adobe Systems, Inc.                                       1,959,012
  7,800      Altera Corporation*                                         152,646
 10,100      Analog Devices, Inc.                                        391,678
 34,056      Applied Materials, Inc.*                                    561,583
 16,756      Arrow Electronics, Inc.*                                    378,350
 37,300      Autodesk, Inc.                                            1,813,899
 14,328      Automatic Data Processing, Inc.                             592,033
  4,401      Avaya, Inc.*                                                 61,350
 17,099      Avnet, Inc.*                                                292,735
 16,000      BMC Software, Inc.*                                         252,960
  5,800      Broadcom Corporation, Class A*                              158,282
  2,999      CDW Corporation                                             174,032

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

          INFORMATION TECHNOLOGY (CONTINUED)
 19,970   CheckFree Corporation*                                    $    552,570
453,381   Cisco Systems, Inc.*                                         8,206,196
 20,102   Citrix Systems, Inc.*                                          352,187
 32,572   Cognizant Technology Solutions Corporation, Class A*           993,772
 39,400   Computer Sciences Corporation*                               1,855,740
 39,100   Cree, Inc.*                                                  1,193,723
 83,011   Dell, Inc.*                                                  2,955,192
  3,358   Diebold, Inc.                                                  156,819
 44,200   EMC Corporation*                                               510,068
  4,300   Fairchild Semiconductor International, Inc.*                    60,931
230,100   First Data Corporation                                      10,009,350
552,984   Intel Corporation                                           11,092,859
 86,217   International Business Machines Corporation                  7,392,246
122,095   Intuit, Inc.*                                                5,543,113
 36,100   Jabil Circuit, Inc.*                                           830,300
  2,700   KLA-Tencor Corporation*                                        111,996
  4,000   Lam Research Corporation*                                       87,520
 62,700   Lexmark International, Inc., Class A*                        5,267,427
 21,300   Linear Technology Corporation                                  771,912
 22,220   Maxim Integrated Products, Inc.                                939,684
  2,392   McAfee, Inc.*                                                   48,079
 25,877   Microchip Technology, Inc.                                     694,539
150,710   Micron Technology, Inc.*                                     1,813,041
807,648   Microsoft Corporation                                       22,331,467
143,182   Motorola, Inc.                                               2,583,003
 18,500   National Semiconductor Corporation                             286,565
  2,600   Network Appliance, Inc.*                                        59,800
 18,172   Oracle Corporation*                                            204,980
241,524   Paychex, Inc.                                                7,281,949
  5,700   QLogic Corporation*                                            168,777
395,100   Qualcomm, Inc.                                              15,424,704
160,000   SanDisk Corporation*                                         4,659,200
119,248   Sanmina-SCI Corporation*                                       840,698
    100   Silicon Laboratories, Inc.*                                      3,309
  5,200   Storage Technology Corporation*                                131,352
 78,010   Sun Microsystems, Inc.*                                        315,160
 51,400   Symantec Corporation*                                        2,820,832
  8,500   Tech Data Corporation*                                         327,675
    400   Teradyne, Inc.*                                                  5,360
 54,218   Texas Instruments, Inc.                                      1,153,759
 38,584   VeriSign, Inc.*                                                767,050
 16,800   Vishay Intertechnology, Inc.*                                  216,720
  4,463   Western Digital Corporation*                                    39,230
 17,800   Xilinx, Inc.                                                   480,600
101,588   Yahoo, Inc.*                                                 3,444,849
                                                                    ------------
                                                                     131,774,863
                                                                    ------------
          MATERIALS - 2.8%
  3,900   Alcoa, Inc.                                                    131,001
  8,000   Ball Corporation                                               299,440
 20,082   Bowater, Inc.                                                  766,932
  2,000   du Pont (E.I.) de Nemours & Company                             85,600
  3,200   Ecolab, Inc.                                                   100,608
  6,500   Engelhard Corporation                                          184,275
  7,977   Georgia-Pacific Corporation                                    286,773
 17,500   Louisiana-Pacific Corporation                                  454,125
 40,600   Lubrizol Corporation                                         1,404,760
  2,966   Lyondell Chemical Company                                       66,616
 16,600   Massey Energy Company                                          480,238
  8,496   Newmont Mining Corporation                                     386,823
 27,700   Nucor Corporation                                            2,530,949
  1,200   Phelps Dodge Corporation                                       110,436
155,000   Praxair, Inc.                                                6,624,700
    930   RPM International, Inc.                                         16,414
 18,636   Smurfit-Stone Container Corporation*                           360,979
 19,451   United States Steel Corporation                                731,747
  9,600   Weyerhaeuser Company                                           638,208
  3,922   Worthington Industries, Inc.                                    83,735
                                                                    ------------
                                                                      15,744,359
                                                                    ------------
          TELECOMMUNICATION SERVICES - 2.3%
  5,400   Alltel Corporation                                             296,514
 42,855   AT&T Wireless Services, Inc.*                                  633,397
 67,500   BellSouth Corporation                                        1,830,600
 20,700   CenturyTel, Inc.                                               708,768
196,770   Citizens Communications Company                              2,634,750
  5,100   Foundry Networks, Inc.*                                         48,399
 20,913   Juniper Networks, Inc.*                                        493,547
 11,029   Level 3 Communications, Inc.*                                   28,565
 41,900   Nextel Communications, Inc., Class A*                          998,896
 39,800   Nextel Partners, Inc., Class A*                                659,884
 64,100   SBC Communications, Inc.                                     1,663,395
  3,560   Spectrasite, Inc.*                                             165,540
 30,600   Sprint Corporation                                             615,978
  5,400   Telephone & Data Systems, Inc.                                 454,518
 34,826   Verizon Communications, Inc.                                 1,371,448
                                                                    ------------
                                                                      12,604,199
                                                                    ------------
          UTILITIES - 0.1%
  8,100   NRG Energy, Inc.*                                              218,214

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

          UTILITIES (CONTINUED)
  4,500   UGI Corporation                                           $    167,670
                                                                    ------------
                                                                         385,884
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $466,985,492)                                     522,066,170
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $466,985,492)                                93.7%          522,066,170
OTHER ASSETS AND LIABILITIES
   (Net)                                               6.3%           35,270,389
                                                     -----          ------------
NET ASSETS                                           100.0%         $557,336,559
                                                     =====          ============

----------
*     Non-income producing security.

                     See Notes to Statements of Investments.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (UNAUDITED)                        SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

COMMON STOCKS - 99.5%
          CONSUMER DISCRETIONARY - 10.8%
 2,900    American Axle & Manufacturing Holdings, Inc.                $   84,854
 9,440    AMR Corporation*                                                69,195
   800    Autoliv, Inc.                                                   32,320
   794    Boise Cascade Corporation*                                      26,424
 3,000    BorgWarner, Inc.                                               129,870
   750    Brunswick Corporation                                           34,320
 1,656    Cablevision Systems New York Group, Class A*                    33,584
 4,000    Caesars Entertainment, Inc.*                                    66,800
 3,360    Centex Corporation                                             169,546
 5,500    Comcast Corporation, Class A*                                  155,320
 4,027    D.R. Horton, Inc.                                              133,334
 5,400    Dana Corporation                                                95,526
   600    Dow Jones & Company, Inc.                                       24,366
10,998    Eastman Kodak Company                                          354,356
 1,200    Entercom Communications Corporation*                            39,192
 5,600    Federated Department Stores, Inc.                              254,408
18,204    Ford Motor Company                                             255,766
   800    Fortune Brands, Inc.                                            59,272
13,400    General Motors Corporation                                     569,232
 2,400    GTECH Holdings Corporation                                      60,768
 1,000    Hilton Hotels Corporation                                       18,840
   500    International Speedway Corporation, Class A                     24,950
 5,600    Interpublic Group of Companies, Inc.*                           59,304
 5,200    Jones Apparel Group, Inc.                                      186,160
   394    KB Home                                                         33,289
 1,274    Knight-Ridder, Inc.                                             83,383
 3,900    Lear Corporation                                               212,355
 6,700    Limited Brands, Inc.                                           149,343
 2,600    Magna International, Inc., Class A                             192,608
   200    Mandalay Resort Group                                           13,730
 7,100    May Department Stores Company                                  181,973
   928    Maytag Corporation                                              17,047
 6,115    McDonald's Corporation                                         171,403
   440    MDC Holdings, Inc.                                              32,164
   300    Media General, Inc., Class A                                    16,785
   730    New York Times Company, Class A                                 28,543
   700    Newell Rubbermaid, Inc.                                         14,028
 1,800    Nordstrom, Inc.                                                 68,832
 9,100    Office Depot, Inc.*                                            136,773
   200    Pulte Homes, Inc.                                               12,274
   600    Ryland Group, Inc.                                              55,596
 6,300    Saks, Inc.*                                                     75,915
41,700    Time Warner, Inc.*                                             673,038
 1,600    Tribune Company                                                 65,840
 2,600    V.F. Corporation                                               128,570
 1,100    Viacom, Inc., Class B                                           36,916
 1,400    Walt Disney Company                                             31,570
 1,819    Whirlpool Corporation                                          109,304
                                                                      ----------
                                                                       5,478,986
                                                                      ----------
          CONSUMER STAPLES - 4.0%
12,424    Altria Group, Inc.                                             584,425
 5,990    Archer-Daniels-Midland Company                                 101,710
 2,000    Avon Products, Inc.                                             87,360
 1,100    Campbell Soup Company                                           28,919
   549    Colgate-Palmolive Company                                       24,804
   816    Costco Wholesale Corporation                                    33,913
 1,000    Energizer Holdings, Inc.*                                       46,100
 2,200    Kellogg Company                                                 93,852
18,800    Kroger Company*                                                291,776
 1,069    Reynolds American, Inc.                                         72,735
 3,600    Sanofi-Aventis, ADR                                            131,795
 5,000    Sara Lee Corporation                                           114,300
 2,000    Unilever NV, NY Shares                                         115,600
 7,300    UST, Inc.                                                      293,898
                                                                      ----------
                                                                       2,021,187
                                                                      ----------
          ENERGY - 15.2%
 4,500    Amerada Hess Corporation                                       400,500
 1,523    Ashland, Inc.                                                   85,410
 1,100    Baker Hughes, Inc.                                              48,092
 2,200    BP PLC, ADR                                                    126,566
27,200    ChevronTexaco Corporation                                    1,459,008
 9,950    ConocoPhillips                                                 824,358
 3,689    Devon Energy Corporation                                       261,956
 2,639    EOG Resources, Inc.                                            173,778
53,749    Exxon Mobil Corporation                                      2,597,689
 2,900    Grant Prideco, Inc.*                                            59,421
   300    Kerr-McGee Corporation                                          17,175
10,254    Marathon Oil Corporation                                       423,285
 5,600    Occidental Petroleum Corporation                               313,208
 6,337    Patina Oil & Gas Corporation                                   187,385
 7,100    Pioneer Natural Resources Company                              244,808
 1,400    Schlumberger, Ltd.                                              94,234
 3,100    Unocal Corporation                                             133,300

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (UNAUDITED)                        SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------
ENERGY (CONTINUED)
 3,696    Valero Energy Corporation                                  $   296,456
                                                                     -----------
                                                                       7,746,629
                                                                     -----------
          FINANCIALS - 30.7%
 2,200    ACE, Ltd.                                                       88,132
 4,400    Allstate Corporation                                           211,156
12,100    American International Group, Inc.                             822,679
 4,198    AmeriCredit Corporation*                                        87,654
 1,800    Apartment Investment & Management Company,                       2,604
          Class A                                                              6
 1,340    Arthur J Gallagher & Company                                    44,394
 5,000    Astoria Financial Corporation                                  177,450
39,946    Bank of America Corporation                                  1,730,860
   400    Bear Stearns Companies, Inc.                                    38,468
   900    Capital One Financial Corporation                               66,510
 3,800    Chubb Corporation                                              267,064
39,100    Citigroup, Inc.                                              1,725,092
   600    City National Corporation                                       38,970
 4,100    Comerica, Inc.                                                 243,335
 5,400    Commerce Bancorp, Inc.                                         298,080
   700    Eaton Vance Corporation                                         28,273
 1,600    Equity Office Properties Trust                                  43,600
 2,100    Fannie Mae                                                     133,140
   742    Fidelity National Financial, Inc.                               28,270
10,200    Fifth Third Bancorp                                            502,044
 1,400    Franklin Resources, Inc.                                        78,064
 5,400    Freddie Mac                                                    352,296
   400    Golden West Financial Corporation                               44,380
 3,800    Goldman Sachs Group, Inc.                                      354,312
 5,000    Hartford Financial Services Group, Inc.                        309,650
 6,900    Host Marriott Corporation*                                      96,807
 4,550    HRPT Properties Trust                                           50,005
 3,000    Huntington Bancshares, Inc.                                     74,730
 1,395    Investors Financial Services Corporation                        62,957
 1,000    iStar Financial, Inc.                                           41,230
20,796    JPMorgan Chase & Company                                       826,225
 9,700    KeyCorp                                                        306,520
 4,200    Lehman Brothers Holdings, Inc.                                 334,824
   500    Loews Corporation                                               29,250
 5,100    Manulife Financial Corporation                                 223,329
 8,100    Merrill Lynch & Company, Inc.                                  402,732
13,550    MetLife, Inc.                                                  523,708
 2,900    MGIC Investment Corporation                                    192,995
 5,800    Morgan Stanley                                                 285,940
15,000    National City Corporation                                      579,300
 1,200    Nationwide Financial Services, Inc., Class A                    42,132
 2,100    North Fork Bancorporation, Inc.                                 93,345
   500    Northern Trust Corporation                                      20,400
 1,100    PMI Group, Inc.                                                 44,638
 4,900    PNC Financial Services Group, Inc.                             265,090
 1,700    Prudential Financial, Inc.                                      79,968
 1,500    SLM Corporation                                                 66,900
   900    SouthTrust Corporation                                          37,494
 2,000    St. Paul Travelers Companies, Inc.                              66,120
 1,600    StanCorp Financial Group, Inc.*                                113,920
 4,400    State Street Corporation                                       187,924
 4,000    SunTrust Banks, Inc.                                           281,640
 2,000    Synovus Financial Corporation                                   52,300
 2,400    TCF Financial Corporation                                       72,696
 5,834    Thornburg Mortgage, Inc.                                       169,244
 9,900    U.S. Bancorp                                                   286,110
 3,100    UnionBanCal Corporation                                        183,551
 6,600    UnumProvident Corporation                                      103,554
   500    Vornado Realty Trust                                            31,340
 6,100    Wachovia Corporation                                           286,395
20,350    Washington Mutual, Inc.                                        795,278
 5,600    Wells Fargo & Company                                          333,928
   500    WR Berkley Corporation                                          21,080
 1,900    XL Capital, Ltd., Class A                                      140,581
   300    Zions Bancorporation                                            18,312
                                                                     -----------
                                                                      15,600,969
                                                                     -----------
          HEALTH CARE - 5.3%
 5,668    Aetna, Inc.                                                    566,403
   200    Allergan, Inc.                                                  14,510
 2,015    Amgen, Inc.*                                                   114,210
   700    AstraZeneca PLC, ADR                                            28,791
 1,500    Bristol-Myers Squibb Company                                    35,505
 1,962    Caremark Rx, Inc.*                                              62,921
   300    Chiron Corporation*                                             13,260
 6,300    Cigna Corporation                                              438,669
 1,100    Community Health Systems, Inc.*                                 29,348
 2,200    Edwards Lifesciences Corporation*                               73,700
   400    Genzyme Corporation*                                            21,764
 2,400    GlaxoSmithKline PLC, ADR                                       104,952
 3,100    HCA, Inc.                                                      118,265
 5,400    IMS Health, Inc.                                               129,168
 1,600    Invitrogen Corporation*                                         87,984
 5,000    Medco Health Solutions, Inc.*                                  154,500
   290    Medtronic, Inc.                                                 15,051

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

          HEALTH CARE (CONTINUED)
10,880    Merck & Company, Inc.                                       $  359,040
 8,380    Pfizer, Inc.                                                   256,428
   700    Pharmaceutical Product Development, Inc.*                       25,200
   307    Schering-Plough Corporation                                      5,852
   381    UnitedHealth Group, Inc.                                        28,095
                                                                      ----------
                                                                       2,683,616
                                                                      ----------
          INDUSTRIALS - 12.7%
   200    3M Company                                                      15,994
 9,335    AGCO Corporation*                                              211,158
 1,119    Alliant Techsystems, Inc.*                                      67,699
 1,517    Allied Waste Industries, Inc.*                                  13,425
   600    Apollo Group, Inc., Class A*                                    44,022
 4,500    Boeing Company                                                 232,290
 2,830    Briggs & Stratton Corporation                                  229,796
 4,861    Burlington Northern Santa Fe Corporation                       186,225
   800    Caterpillar, Inc.                                               64,360
13,316    Cendant Corporation                                            287,626
   600    CNF, Inc.                                                       24,594
 1,200    Cooper Industries, Ltd., Class A                                70,800
 1,686    CSX Corporation                                                 55,975
 3,800    Eaton Corporation                                              240,958
   193    Expeditors International Washington, Inc.                        9,978
 1,200    FedEx Corporation                                              102,828
10,000    Flextronics International, Ltd.*                               132,500
 1,285    General Dynamics Corporation                                   131,199
45,756    General Electric Company                                     1,536,486
 2,200    Goodrich Corporation                                            68,992
 6,421    Graco, Inc.                                                    215,104
 1,200    H & R Block, Inc.                                               59,304
   900    Honeywell International, Inc.                                   32,274
 2,500    Hubbell, Inc., Class B                                         112,075
 1,400    Jacobs Engineering Group, Inc.*                                 53,606
   400    Lockheed Martin Corporation                                     22,312
 1,500    Masco Corporation                                               51,795
10,900    Norfolk Southern Corporation                                   324,166
 2,525    Northrop Grumman Corporation                                   134,658
 3,200    Parker-Hannifin Corporation                                    188,352
 6,800    R.R. Donnelley & Sons Company                                  212,976
 1,100    Ryder System, Inc.                                              51,744
   700    SPX Corporation                                                 24,780
 4,700    Textron, Inc.                                                  302,069
 5,738    Timken Company                                                 141,270
 7,300    Tyco International, Ltd.                                       223,818
 6,190    Union Pacific Corporation                                      362,734
   140    United Parcel Service, Inc., Class B                            10,629
 1,600    W.W. Grainger, Inc.                                             92,240
 2,109    Yellow Roadway Corporation*                                     98,891
                                                                      ----------
                                                                       6,441,702
                                                                      ----------
          INFORMATION TECHNOLOGY - 3.0%
28,000    ADC Telecommunications, Inc.*                                   50,680
21,200    Agere Systems, Inc., Class A*                                   22,260
   290    Agilent Technologies, Inc.*                                      6,255
 6,000    Arrow Electronics, Inc.*                                       135,480
12,000    Atmel Corporation*                                              43,440
 7,100    Avnet, Inc.*                                                   121,552
   700    CheckFree Corporation*                                          19,369
 1,200    Cognizant Technology Solutions Corporation,                      6,612
          Class A*                                                             3
 4,600    Corning, Inc.*                                                  50,968
   260    First Data Corporation                                          11,310
18,000    Hewlett-Packard Company                                        337,500
   900    International Business Machines Corporation                     77,166
 9,100    Lucent Technologies, Inc.*                                      28,847
 4,000    Microsoft Corporation                                          110,600
 2,700    Sanmina-SCI Corporation*                                        19,035
31,600    Solectron Corporation*                                         156,420
 4,000    Tech Data Corporation*                                         154,200
19,000    Tellabs, Inc.*                                                 174,610
                                                                      ----------
                                                                       1,556,304
                                                                      ----------
          MATERIALS - 6.9%
 7,160    Alcoa, Inc.                                                    240,505
   900    Dow Chemical Company                                            40,662
 9,500    du Pont (E.I.) de Nemours & Company                            406,600
 2,700    Engelhard Corporation                                           76,545
   363    Florida Rock Industries, Inc.                                   17,783
13,457    Georgia-Pacific Corporation                                    483,779
   600    Lafarge North America, Inc.                                     28,134
   100    Louisiana-Pacific Corporation                                    2,595
 1,300    Lyondell Chemical Company                                       29,198
 1,800    Martin Marietta Materials, Inc.                                 81,486
 7,117    MeadWestvaco Corporation                                       227,032
 4,700    Monsanto Company                                               171,174
 2,300    Newmont Mining Corporation                                     104,719
   800    Nucor Corporation                                               73,096
 3,900    Owens-Illinois, Inc.*                                           62,400
   800    Pactiv Corporation*                                             18,600
   540    Phelps Dodge Corporation                                        49,696
 2,800    Rohm & Haas Company                                            120,316
 1,100    Sigma-Aldrich Corporation                                       63,800

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

          MATERIALS (CONTINUED)
 13,356   Smurfit-Stone Container Corporation*                       $   258,706
  4,327   Temple-Inland, Inc.                                            290,558
  8,100   United States Steel Corporation                                304,722
  1,700   Vulcan Materials Company                                        86,615
  1,900   Weyerhaeuser Company                                           126,312
  7,278   Worthington Industries, Inc.                                   155,385
                                                                     -----------
                                                                       3,520,418
                                                                     -----------
          TELECOMMUNICATION SERVICES - 7.4%
  2,684   Alltel Corporation                                             147,379
  1,629   American Tower Corporation, Class A*                            25,005
  7,029   AT&T Corporation                                               100,655
  4,613   AT&T Wireless Services, Inc.*                                   68,180
 23,720   BellSouth Corporation                                          643,286
  2,019   CenturyTel, Inc.                                                69,131
 24,135   Citizens Communications Company                                323,168
    200   NTL, Inc.*                                                      12,414
 28,300   SBC Communications, Inc.                                       734,385
 24,834   Sprint Corporation                                             499,908
    600   Telephone & Data Systems, Inc.                                  50,502
 27,055   Verizon Communications, Inc.                                 1,065,426
    900   Wiley (John) & Sons, Inc., Class A                              28,755
                                                                     -----------
                                                                       3,768,194
                                                                     -----------
          UTILITIES - 3.5%
  5,600   Alliant Energy Corporation                                     139,328
  9,200   American Electric Power Company, Inc.                          294,032
  8,800   CMS Energy Corporation*                                         83,776
    500   Constellation Energy Group, Inc.                                19,920
  2,100   DTE Energy Company                                              88,599
  7,500   Duke Energy Corporation                                        171,675
  6,513   Edison International                                           172,660
  4,900   Entergy Corporation                                            296,989
  1,200   Exelon Corporation                                              44,028
    200   FPL Group, Inc.                                                 13,664
  1,300   NiSource, Inc.                                                  27,313
  7,200   Northeast Utilities                                            139,608
  1,000   PPL Corporation                                                 47,180
  2,111   Public Service Enterprise Group, Inc.                           89,928
 10,300   Xcel Energy, Inc.                                              178,396
                                                                     -----------
                                                                       1,807,096
                                                                     -----------
          TOTAL COMMON STOCKS
          (Cost $41,021,009)                                          50,625,101
                                                                     -----------
RIGHTS - 0.0%**
   (Cost $0)
$ 6,924   Seagate Tax Refund Rights*+                                $         1
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $41,021,009)                               99.5%             50,625,102
OTHER ASSETS AND LIABILITIES
   (Net)                                             0.5%                254,536
                                                   -----             -----------
NET ASSETS                                         100.0%            $50,879,638
                                                   =====             ===========

----------
*     Non-income producing security.

**    Amount represents less than 0.1% of net assets.

+     Fair-valued Securities

      ADR--American Depository Receipt

                     See Notes to Statements of Investments.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

COMMON STOCKS - 100.1%
         CONSUMER DISCRETIONARY - 13.5%
  600    Advo, Inc.                                                   $   18,564
  750    Aeropostale, Inc.*                                               19,650
1,300    Alliance Gaming Corporation*                                     19,578
  819    Ameristar Casinos, Inc.                                          24,775
  683    Arbitron, Inc.*                                                  25,005
  740    Argosy Gaming Company*                                           29,008
1,812    Asbury Automative Group, Inc.*                                   24,462
1,090    Boyd Gaming Corporation                                          30,684
  900    Brown Shoe Company, Inc.                                         22,554
1,465    Catalina Marketing Corporation                                   33,812
1,929    Central Garden & Pet Company*                                    59,066
3,502    Champion Enterprises, Inc.*                                      36,036
9,600    Charter Communications, Inc., Class A*                           25,536
1,900    Christopher & Banks Corporation                                  30,419
  900    Coca-Cola Bottling Company Consolidated                          48,618
1,119    Cost Plus, Inc.*                                                 39,590
  450    Courier Corporation                                              18,756
2,100    Cumulus Media, Inc., Class A*                                    30,219
3,280    Hollinger International, Inc., Class A                           56,711
1,935    Hot Topic, Inc.*                                                 32,972
1,000    Insight Enterprises, Inc.*                                       16,840
1,001    Isle of Capri Casinos, Inc.*                                     19,389
2,018    Jarden Corporation*                                              73,637
1,100    K-Swiss, Inc., Class A                                           21,175
  450    Linens 'N Things, Inc.*                                          10,427
4,800    Mediacom Communications Corporation, Class A*                    31,344
2,100    Midas, Inc.*                                                     34,020
1,200    Monaco Coach Corporation                                         25,980
1,119    Multimedia Games, Inc.*                                          17,345
  935    Nautilus Group, Inc.                                             21,122
  964    Orleans Homebuilders, Inc.*                                      21,709
  500    P.F. Chang's China Bistro, Inc.*                                 24,245
  800    Pantry, Inc.*                                                    20,136
1,900    Penn National Gaming, Inc.*                                      76,760
1,800    Pep Boys-Manny, Moe & Jack                                       25,200
8,488    Playtex Products, Inc.*                                          53,474
8,488    Primedia, Inc.*                                                  19,947
  700    Quiksilver, Inc.*                                                17,794
  500    R.H. Donnelley Corporation*                                      24,680
1,733    SCP Pool Corporation                                             46,327
1,122    Select Comfort Corporation*                                      20,420
1,250    Shuffle Master, Inc.*                                            46,825
4,563    Six Flags, Inc.*                                                 24,823
1,800    Sonic Corporation*                                               46,134
  800    Speedway Motorsports, Inc.                                       26,664
1,815    Sunterra Corporation*                                            17,297
1,474    Thor Industries, Inc.                                            39,017
1,084    Tractor Supply Company*                                          34,081
  583    Tuesday Morning Corporation*                                     18,026
2,517    Warnaco Group, Inc.*                                             55,953
  878    Wilshire Bancorp, Inc.*                                          26,498
1,190    Yankee Candle Company, Inc.*                                     34,462
2,130    Young Broadcasting, Inc., Class A*                               23,153
                                                                      ----------
                                                                       1,640,919
                                                                      ----------
         CONSUMER STAPLES - 1.9%
  868    Chattem, Inc.*                                                   27,993
  570    Corn Products International, Inc.                                26,277
1,500    Delta & Pine Land Company                                        40,125
2,420    Rayovac Corporation*                                             63,767
1,664    Universal Corporation                                            74,281
                                                                      ----------
                                                                         232,443
                                                                      ----------
         ENERGY - 9.1%
2,100    Cabot Oil and Gas Corporation                                    94,290
2,040    Cal Dive International, Inc.*                                    72,665
  500    CARBO Ceramics, Inc.                                             36,070
1,300    Cheniere Energy Inc*                                             25,688
2,900    Frontier Oil Corporation                                         68,469
9,302    Grey Wolf, Inc.*                                                 45,487
  677    Headwaters, Inc.*                                                20,892
4,834    Input/Output, Inc.*                                              49,838
3,184    Lone Star Technologies, Inc.*                                   120,355
1,710    Maverick Tube Corporation*                                       52,685
1,000    Oceaneering International, Inc.*                                 36,840
1,880    Quicksilver Resources, Inc.*                                     61,420
3,000    Spinnaker Exploration Company*                                  105,120
  400    St. Mary Land & Exploration Company                              15,924
2,467    Tesoro Corporation*                                              72,850
2,718    Tetra Technologies, Inc.*                                        84,394
2,020    Unit Corporation*                                                70,862
1,800    Veritas DGC, Inc.*                                               41,004
1,600    Vintage Petroleum, Inc.                                          32,112
                                                                      ----------
                                                                       1,106,965
                                                                      ----------
         FINANCIALS - 9.3%
1,300    Advanta Corporation, Class B                                     31,447

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------
         FINANCIALS (CONTINUED)
1,845    Affiliated Managers Group, Inc.*                             $   98,781
2,715    American Home Mortgage Investment Corporation                    75,884
5,304    Anworth Mortgage Asset Corporation                               60,359
1,800    Ashford Hospitality Trust, Inc.                                  16,920
2,900    BankAtlantic Bancorp, Inc., Class A                              53,128
1,400    Cathay General Bancorp, Inc.                                     52,066
1,939    Citizens, Inc.*                                                  11,576
1,737    Commercial Capital Bancorp, Inc.                                 39,413
1,008    Community Banks, Inc.                                            29,222
2,074    FelCor Lodging Trust, Inc.*                                      23,457
  871    Glacier Bancorp, Inc.                                            25,398
2,000    Harbor Florida Bancshares, Inc.                                  62,200
  566    Independent Bank Corporation                                     17,495
  603    Integra Bank Corporation                                         13,085
  700    ITLA Capital Corporation*                                        32,340
2,932    Luminent Mortgage Capital, Inc.                                  37,178
  800    Manufactured Home Communities, Inc.                              26,592
1,000    MBT Financial Corporation                                        19,630
  700    Mid-State Bancshares                                             18,011
  450    New Century Financial Corporation*                               27,099
2,388    Ocwen Financial Corporation*                                     21,850
  800    Old Second Bancorp, Inc.                                         22,376
1,745    Omega Healthcare Investors, Inc.                                 18,776
1,010    Portfolio Recovery Associates, Inc.*                             29,684
  626    PrivateBancorp, Inc.                                             16,877
  920    Saxon Capital, Inc.*                                             19,780
2,090    Sterling Financial Corporation, Spokane*                         73,652
1,900    Umpqua Holdings Corporation                                      42,864
1,225    United Community Banks, Inc.                                     29,731
1,500    Unizan Financial Corporation                                     41,415
1,500    Walter Industries, Inc.                                          24,030
  400    WSFS Financial Corporation                                       20,000
                                                                      ----------
                                                                       1,132,316
                                                                      ----------
         HEALTH CARE - 18.3%
1,961    Adolor Corporation*                                              22,061
  700    Advanced Medical Optics, Inc.*                                   27,699
  800    Advanced Neuromodulation Systems, Inc.*                          24,280
2,540    Align Technology, Inc.*                                          38,811
1,500    Alkermes, Inc.*                                                  17,310
  500    Amedisys, Inc.*                                                  14,975
  900    American Medical Systems Holdings, Inc.*                         32,643
  900    AMERIGROUP Corporation*                                          50,625
1,050    Amsurg Corporation*                                              22,239
  400    Analogic Corporation                                             16,676
1,500    Applera Corporation - Celera Genomics Group*                     17,535
1,000    Arthrocare Corporation*                                          29,290
  900    Atherogenics, Inc.*                                              29,655
1,277    Bentley Pharmaceuticals, Inc.*                                   13,523
6,064    Beverly Enterprises, Inc.*                                       45,904
  600    Biosite, Inc.*                                                   29,376
1,000    Bradley Pharmaceuticals, Inc.*                                   20,350
3,723    Cardiodynamics International Corporation*                        17,126
  800    Centene Corporation*                                             34,064
  900    Cerner Corporation*                                              38,934
  500    Chemed Corporation                                               27,870
1,073    Closure Medical Corporation*                                     15,279
  779    Connetics Corporation*                                           21,049
1,895    CTI Molecular Imaging, Inc.*                                     15,293
3,900    CuraGen Corporation*                                             21,450
1,100    CV Therapeutics, Inc.*                                           13,750
  700    Cyberonics, Inc.*                                                14,322
  900    Diagnostic Products Corporation                                  36,783
  400    Digene Corporation*                                              10,384
1,200    DJ Orthopedics, Inc.*                                            21,180
2,300    Encysive Pharmaceuticals, Inc.*                                  20,769
  980    Enzon Pharmaceuticals, Inc.*                                     15,631
1,805    Exelixis, Inc.*                                                  14,548
  700    Haemonetics Corporation*                                         22,988
1,500    Hollis-Eden Pharmaceuticals, Inc.*                               16,155
  800    ICU Medical, Inc.*                                               20,832
  700    Ilex Oncology, Inc.*                                             17,619
  500    Immucor, Inc.*                                                   12,375
2,138    Impax Laboratories, Inc.*                                        32,840
  700    Integra LifeSciences Holdings Corporation*                       22,477
1,150    KV Pharmaceutical Company, Class A*                              20,585
  447    LabOne, Inc.*                                                    13,066
1,600    LifePoint Hospitals, Inc.*                                       48,016
2,240    Ligand Pharmaceuticals, Inc., Class B*                           22,445
  900    Mannatech, Inc.                                                  12,618
  700    Matria Healthcare, Inc.*                                         19,817
1,240    Medicines Company*                                               29,934

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         HEALTH CARE (CONTINUED)
1,508    Mentor Corporation                                           $   50,789
  737    NDCHealth Corporation                                            11,829
1,500    Nutraceutical International Corporation*                         21,135
2,200    Nuvelo Inc.*                                                     21,736
1,200    Oakley, Inc.                                                     14,280
1,000    Ocular Sciences, Inc.*                                           47,970
1,200    Odyssey Healthcare, Inc.*                                        21,300
  800    Onyx Pharmaceuticals, Inc.*                                      34,408
1,343    Option Care, Inc.                                                20,776
2,900    Orthologic Corporation*                                          20,416
1,940    Par Pharmaceutical Companies, Inc.*                              69,704
  700    Pediatrix Medical Group, Inc.*                                   38,395
1,300    Penwest Pharmaceuticals Company*                                 14,677
1,200    Pharmacyclics, Inc.*                                             12,372
  800    PolyMedica Corporation                                           24,640
1,800    Regeneron Pharmaceuticals, Inc.*                                 15,624
1,140    RehabCare Group, Inc.*                                           26,254
1,638    Salix Pharmaceuticals, Ltd.*                                     35,250
2,600    Select Medical Corporation                                       34,918
1,500    Sierra Health Services, Inc.*                                    71,895
3,991    Sonic Innovations, Inc.*                                         18,199
  800    SonoSite, Inc.*                                                  20,840
  600    Steris Corporation*                                              13,164
1,000    SurModics, Inc.*                                                 23,750
1,440    Sybron Dental Specialties, Inc.*                                 42,754
  800    Tanox, Inc.*                                                     13,496
1,018    Techne Corporation*                                              38,867
1,860    Telik, Inc.*                                                     41,478
1,680    Thoratec Corporation*                                            16,162
  800    United Surgical Partners International, Inc.*                    27,480
  690    USANA Health Sciences, Inc.*                                     24,012
  860    Varian, Inc.*                                                    32,568
  800    Ventana Medical Systems, Inc.*                                   40,352
2,000    Vertex Pharmaceuticals, Inc.*                                    21,000
1,200    Vicuron Pharmaceuticals, Inc.*                                   17,616
2,197    Visx, Inc.*                                                      45,258
1,400    West Pharmaceutical Services, Inc.                               29,190
1,140    Wilson Greatbatch Technologies, Inc.*                            20,395
1,000    Wright Medical Group, Inc.*                                      25,120
                                                                      ----------
                                                                       2,223,220
                                                                      ----------
         INDUSTRIALS - 14.2%
  938    Acuity Brands, Inc.                                              22,296
  700    Advisory Board Company*                                          23,520
1,823    AirTran Holdings, Inc.*                                          18,157
3,200    America West Holdings Corporation, Class B*                      17,280
1,200    Applied Films Corporation*                                       21,612
  493    Armor Holdings, Inc.*                                            20,514
2,250    Artesyn Technologies, Inc.*                                      22,455
  700    Brady Corporation, Class A                                       34,139
  500    Bright Horizons Family Solutions, Inc.*                          27,145
  952    C&D Technologies, Inc.                                           18,107
  600    Ceradyne, Inc.*                                                  26,346
  600    Clarcor, Inc.                                                    28,602
2,670    Coinstar, Inc.*                                                  62,211
1,100    Consolidated Graphics, Inc.*                                     46,090
2,065    Continental Airlines, Inc., Class B*                             17,594
1,245    Cornell Companies, Inc.*                                         15,438
  700    CorVel Corporation*                                              20,776
1,400    EGL, Inc.*                                                       42,364
1,050    Engineered Support Systems, Inc.                                 47,922
1,250    Flowserve Corporation*                                           30,225
1,275    FTI Consulting, Inc.*                                            24,097
2,300    General Binding Corporation*                                     32,292
  737    Heidrick & Struggles International, Inc.*                        21,240
  900    Hudson Highland Group, Inc.*                                     26,271
  910    Imagistics International, Inc.*                                  30,576
1,200    Intermagnetics General Corporation*                              27,780
1,000    Invision Technologies, Inc.*                                     44,990
  800    Joy Global, Inc.                                                 27,504
1,092    Kansas City Southern*                                            16,566
  400    Kennametal, Inc.                                                 18,060
2,130    Labor Ready, Inc.*                                               29,863
  500    Landstar System, Inc.*                                           29,340
1,200    Manitowoc Company, Inc.                                          42,552
1,100    Matthews International Corporation, Class A                      37,268
3,510    Mesa Air Group, Inc.*                                            17,901
  200    Middleby Corporation*                                            10,530
3,200    Orbital Sciences Corporation*                                    36,544
1,417    Overnite Corporation                                             44,536
1,710    Pacer International, Inc.*                                       28,044
3,640    Power-One, Inc.*                                                 23,587
  800    Pre-Paid Legal Services, Inc.*                                   20,544
1,729    Presstek, Inc.*                                                  16,719
  700    Raven Industries, Inc.                                           31,115
2,217    Republic Airways Holdings, Inc.*                                 19,931

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INDUSTRIALS (CONTINUED)
  590    Smith (A.O.) Corporation                                     $   14,367
  300    Strayer Education, Inc.                                          34,503
1,199    Teledyne Technologies, Inc.*                                     30,023
1,900    TeleTech Holdings, Inc.*                                         17,936
  466    Terex Corporation*                                               20,224
1,593    Tetra Tech, Inc.*                                                20,183
  700    Thomas & Betts Corporation*                                      18,774
  400    Toro Company                                                     27,320
1,210    United Stationers, Inc.*                                         52,514
2,000    UNOVA, Inc.*                                                     28,100
1,263    URS Corporation*                                                 33,697
1,771    Vicor Corporation                                                17,905
1,600    Wabash National Corporation*                                     43,952
1,700    Watson Wyatt & Company Holdings                                  44,710
1,392    Werner Enterprises, Inc.                                         26,880
2,183    Westinghouse Air Brake Technologies Corporation                  40,800
  900    York International Corporation                                   28,431
                                                                      ----------
                                                                       1,720,962
                                                                      ----------
         INFORMATION TECHNOLOGY - 22.0%
2,940    Advanced Energy Industries, Inc.*                                27,313
  900    Altiris, Inc.*                                                   28,485
3,200    Amis Holdings, Inc.*                                             43,264
  500    Anixter International, Inc.*                                     17,545
2,980    Answerthink, Inc.*                                               15,943
  900    Anteon International Corporation*                                32,985
3,590    Asyst Technologies, Inc.*                                        18,345
1,000    ATMI, Inc.*                                                      20,480
2,300    Axcelis Technologies, Inc.*                                      19,044
1,000    BEI Technologies, Inc.                                           27,400
1,210    Belden CDT, Inc.                                                 26,378
  950    Benchmark Electronics, Inc.*                                     28,310
  587    Black Box Corporation                                            21,690
1,700    Borland Software Corporation*                                    14,195
2,000    Brooks Automation, Inc.*                                         28,300
  520    Cabot Microelectronics Corporation*                              18,850
  900    CACI International, Inc., Class A*                               47,502
1,365    Checkpoint Systems, Inc.*                                        21,253
2,300    Cirrus Logic, Inc.*                                              10,971
1,172    CNET Networks, Inc.*                                             10,724
  800    Cognex Corporation                                               20,960
3,400    Credence Systems Corporation*                                    24,480
2,081    CSG Systems International, Inc.*                                 32,068
1,400    Cymer, Inc.*                                                     40,124
8,276    DDi Corporation*                                                 41,959
1,240    Digital River, Inc.*                                             36,927
1,000    Dionex Corporation*                                              54,700
  700    DSP Group, Inc.*                                                 14,735
1,119    Electro Scientific Industries, Inc.*                             19,415
2,234    Embarcadero Technologies, Inc.*                                  18,900
  427    Excel Technology, Inc.*                                          11,025
1,000    F5 Networks, Inc.*                                               30,460
  740    FactSet Research Systems, Inc.                                   35,668
  700    FEI Company*                                                     13,832
1,500    Filenet Corporation*                                             26,190
1,300    Global Imaging Systems, Inc.*                                    40,404
5,639    HomeStore, Inc.*                                                 13,026
1,400    Hyperion Solutions Corporation*                                  47,586
3,984    Identix, Inc.*                                                   26,533
  400    Imation Corporation                                              14,236
3,100    Informatica Corporation*                                         18,135
  928    InfoSpace, Inc.*                                                 43,978
  980    Internet Security Systems, Inc.*                                 16,660
1,200    InterVoice, Inc.*                                                12,924
1,882    Intrado, Inc.*                                                   19,027
1,000    Itron, Inc.*                                                     17,450
1,300    Kemet Corporation*                                               10,517
  850    Kronos, Inc.*                                                    37,647
2,969    Kulicke & Soffa Industries, Inc.*                                16,775
2,796    Lattice Semiconductor Corporation*                               13,728
1,600    Lexar Media, Inc.*                                               13,424
1,260    Littelfuse, Inc.*                                                43,508
5,274    LTX Corporation*                                                 28,532
1,600    Macrovision Corporation*                                         38,528
1,200    Magma Design Automation, Inc.*                                   18,096
1,070    Manhattan Associates, Inc.*                                      26,129
1,300    Mantech International Corporation, Class A*                      24,336
1,600    Mattson Technology, Inc.*                                        12,304
2,400    Mentor Graphics Corporation*                                     26,316
1,000    MicroStrategy, Inc., Class A*                                    41,090
2,200    NetBank, Inc.                                                    22,022
2,737    OmniVision Technologies, Inc.*                                   38,729
7,202    ON Semiconductor Corporation*                                    22,542
2,300    Openwave Systems, Inc.*                                          20,286
  888    Overstock.com, Inc.*                                             32,616

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------
         INFORMATION TECHNOLOGY (CONTINUED)
3,613    Parametric Technology Corporation*                          $    19,077
2,600    Paxar Corporation*                                               58,968
1,913    Perot Systems Corporation, Class A*                              30,723
  700    Photon Dynamics, Inc.*                                           14,210
1,400    Photronics, Inc.*                                                23,268
3,503    Pinnacle Systems, Inc.*                                          14,608
1,500    Planar Systems, Inc.*                                            16,815
1,900    Plexus Corporation*                                              20,976
6,423    Portal Software, Inc.*                                           17,535
1,200    Powell Industries, Inc.*                                         20,220
  910    Power Integrations, Inc.*                                        18,591
  900    Priceline.com, Inc.*                                             19,953
1,400    Progress Software Corporation*                                   27,860
1,700    ProQuest Company*                                                43,690
1,900    Quest Software, Inc.*                                            21,128
1,000    Renaissance Learning, Inc.                                       21,670
5,600    RF Micro Devices, Inc.*                                          35,504
  300    Rogers Corporation*                                              12,747
1,600    RSA Security, Inc.*                                              30,880
1,400    Serena Software, Inc.*                                           23,422
1,992    Silicon Image, Inc.*                                             25,179
2,600    Silicon Storage Technology, Inc.*                                16,562
  300    Siliconix, Inc.*                                                 10,749
2,080    Sohu.Com, Inc.*                                                  34,590
1,620    SS&C Technologies, Inc.                                          31,639
  372    Startek, Inc.                                                    11,666
1,856    Synaptics, Inc.*                                                 37,417
1,600    Taser International, Inc.*                                       60,080
  819    Technitrol, Inc.*                                                15,971
  800    Tessera Technologies, Inc.*                                      17,680
3,422    Titan Corporation*                                               47,805
  800    TransAct Technologies, Inc.*                                     20,680
1,170    United Online, Inc.*                                             11,255
  900    Varian Semiconductor Equipment Associates, Inc.*                 27,810
1,000    Veeco Instruments, Inc.*                                         20,970
  831    Verint Systems, Inc.*                                            30,614
9,410    Vitesse Semiconductor Corporation*                               25,689
  828    Websense, Inc.*                                                  34,503
1,800    Wind River Systems, Inc.*                                        21,960
1,420    Zoran Corporation*                                               22,322
                                                                     -----------
                                                                       2,674,490
                                                                     -----------
         MATERIALS - 10.3%
2,380    Allegheny Technologies, Inc.                                     43,435
2,200    Buckeye Technologies, Inc.*                                      24,530
2,290    Cambrex Corporation                                              50,266
2,012    Caraustar Industries, Inc.*                                      33,741
1,166    Century Aluminum Company*                                        32,333
  200    Cleveland-Cliffs, Inc.                                           16,174
3,283    Coeur d'alene Mines Corporation*                                 15,561
5,163    Crompton Corporation                                             48,997
7,168    Crown Holdings, Inc.*                                            73,902
2,908    Danielson Holding Corporation*                                   17,710
  600    Drew Industries, Inc.*                                           21,510
1,600    FMC Corporation*                                                 77,712
  300    Genlyte Group, Inc.*                                             19,317
2,300    Georgia Gulf Corporation                                        102,557
  491    Gibraltar Steel Corporation                                      17,755
2,600    Hecla Mining Company*                                            19,344
4,429    Hercules, Inc.*                                                  63,113
7,164    IMC Global, Inc.*                                               124,582
  800    MacDermid, Inc.                                                  23,168
1,110    Millennium Chemicals, Inc.*                                      23,543
1,380    NewMarket Corporation*                                           28,814
1,500    OM Group, Inc.*                                                  54,840
1,000    Potlatch Corporation                                             46,810
2,215    Royal Gold, Inc.                                                 37,832
1,100    Silgan Holdings, Inc.                                            50,930
2,200    Spartech Corporation                                             55,220
  690    Symyx Technologies, Inc.*                                        16,250
  900    Texas Industries, Inc.                                           46,296
1,000    Trex Company, Inc.*                                              44,280
  600    Wheeling-Pittsburgh Corporation*                                 18,786
                                                                     -----------
                                                                       1,249,308
                                                                     -----------
         TELECOMMUNICATION SERVICES - 1.5%
2,456    Alamosa Holdings, Inc.*                                          18,764
4,136    Cincinnati Bell, Inc.*                                           14,435
  890    Commonwealth Telephone Enterprises, Inc.*                        38,759
2,800    Extreme Networks, Inc.*                                          12,460
  550    Golden Telecom, Inc.                                             15,691
1,747    InterDigital Communications Corporation*                         28,511
  749    North Pittsburgh Systems, Inc.                                   15,512
  700    Novatel Wireless, Inc.*                                          16,450
  694    SafeNet, Inc.*                                                   18,308
                                                                     -----------
                                                                         178,890
                                                                     -----------
         TOTAL COMMON STOCKS
           (Cost $10,932,460)                                         12,159,513
                                                                     -----------
WARRANTS - 0.0%**
   (Cost $0)

  241    Optical Cable Corporation*#+                                          0
                                                                     -----------
                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                               (Note 1)
------                                                               --------

TOTAL INVESTMENTS
   (Cost $10,932,460)                                100.1%          12,159,513
OTHER ASSETS AND LIABILITIES
   (Net)                                              (0.1)%            (10,676)
                                                     -----         ------------
NET ASSETS                                           100.0%        $ 12,148,837
                                                     =====         ============

----------
*     Non-income producing security.

**    Amount represents less than 0.1% of net assets.

#     Amount represents less than $1.00.

+     Fair-valued securities.

                     See Notes to Statements of Investments.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

COMMON STOCKS - 99.6%
         CONSUMER DISCRETIONARY - 12.2%
 3,200   Aftermarket Technology Corporation*                          $   40,256
11,438   American Greetings Corporation, Class A*                        287,323
 1,600   Ameristar Casinos, Inc.                                          48,400
 3,489   Arbitron, Inc.*                                                 127,732
 2,039   Arctic Cat, Inc.                                                 52,912
 2,530   Argosy Gaming Company*                                           99,176
 5,100   Asbury Automative Group, Inc.*                                   68,850
 4,400   Aztar Corporation*                                              116,600
 1,000   Beazer Homes USA, Inc.                                          106,890
 2,000   Big 5 Sporting Goods Corporation*                                45,600
 4,343   Boca Resorts, Inc., Class A*                                     80,650
 3,300   Brown Shoe Company, Inc.                                         82,698
 8,889   Callaway Golf Company                                            93,957
 4,677   Central Garden & Pet Company*                                   143,210
14,196   Charter Communications, Inc., Class A*                           37,761
 5,275   Collins & Aikman Corporation*                                    22,049
 2,400   Cooper Tire & Rubber Company                                     48,408
 3,700   CSK Auto Corporation*                                            49,284
   919   Dominion Homes, Inc.*                                            21,891
 8,161   Gray Television, Inc.                                            97,116
 2,700   Group 1 Automotive, Inc.*                                        73,656
10,140   Insight Communications Company, Inc., Class A*                   89,232
 2,100   Insight Enterprises, Inc.*                                       35,364
 2,792   Isle of Capri Casinos, Inc.*                                     54,081
 1,300   Jarden Corporation*                                              47,437
 1,600   Jo-Ann Stores, Inc., Class B*                                    44,864
 5,081   Journal Communications, Inc., Class A                            89,121
 2,748   Journal Register Company*                                        51,937
 3,500   K2, Inc.*                                                        50,085
 3,500   Kellwood Company                                                127,575
 2,674   Kimball International, Inc., Class B                             37,115
10,430   La Quinta Corporation*                                           81,354
 1,300   Liberty Corporation                                              51,662
 2,914   Linens 'N Things, Inc.*                                          67,517
 2,400   Men's Wearhouse, Inc.*                                           69,720
 1,200   Meritage Homes Corporation*                                      94,320
 2,000   Modine Manufacturing Company                                     60,220
   920   Monaco Coach Corporation                                         19,918
 8,802   Orleans Homebuilders, Inc.*                                     198,221
 2,909   Pantry, Inc.*                                                    73,220
 5,341   Payless Shoesource, Inc.*                                        54,104
 3,900   Phillips-Van Heusen Corporation                                  86,892
 7,728   Playtex Products, Inc.*                                          48,686
 1,857   Pulitzer, Inc.                                                   91,736
   600   Quiksilver, Inc.*                                                15,252
 3,500   R.H. Donnelley Corporation*                                     172,760
 8,175   Russell Corporation                                             137,667
25,311   Six Flags, Inc.*                                                137,692
 2,600   Speedway Motorsports, Inc.                                       86,658
 1,149   Sports Authority, Inc.*                                          26,657
 4,776   Tenneco Automotive, Inc.*                                        62,566
 1,700   Thor Industries, Inc.                                            44,999
 2,477   Vail Resorts, Inc.*                                              44,759
 7,401   Visteon Corporation                                              59,134
 9,100   Warnaco Group, Inc.*                                            202,293
 3,628   WCI Communities, Inc.*                                           84,532
 1,940   Wolverine World Wide, Inc.                                       48,888
 2,900   Zale Corporation*                                                81,490
                                                                      ----------
                                                                       4,574,147
                                                                      ----------
         CONSUMER STAPLES - 3.4%
 6,509   Chiquita Brands International, Inc.*                            113,322
 5,111   Corn Products International, Inc.                               235,617
19,301   DIMON, Inc.                                                     113,683
 2,730   Hain Celestial Group, Inc.*                                      48,266
 8,800   Interstate Bakeries Corporation                                  36,520
 5,100   Ralcorp Holdings, Inc.*                                         184,110
 4,020   Rayovac Corporation*                                            105,927
 1,112   Robert Mondavi Corporation, Class A*                             43,557
 1,872   Standard Commercial Corporation                                  29,484
 8,400   Universal Corporation                                           374,976
                                                                      ----------
                                                                       1,285,462
                                                                      ----------
         ENERGY - 11.6%
 3,900   Cabot Oil and Gas Corporation                                   175,110
 3,200   Cal Dive International, Inc.*                                   113,984
 1,867   Callon Petroleum Company*                                        23,674
 2,600   Denbury Resources, Inc.*                                         66,040
 3,000   Energy Partners, Ltd.*                                           48,840
10,727   Forest Oil Corporation*                                         323,097
 4,490   Frontier Oil Corporation                                        106,009
 6,335   Giant Industries, Inc.*                                         153,941

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------
         ENERGY (CONTINUED)
 9,680   Hanover Compressor Company*                                  $  130,196
 3,900   Houston Exploration Company*                                    231,465
10,408   Input/Output, Inc.*                                             107,306
 4,988   Lone Star Technologies, Inc.*                                   188,546
 8,598   Magnum Hunter Resources, Inc.*                                   99,221
 6,700   Maverick Tube Corporation*                                      206,427
 3,700   Oceaneering International, Inc.*                                136,308
 5,005   Offshore Logistics, Inc.*                                       172,272
 7,740   Plains Exploration & Production Company*                        184,676
 4,200   Range Resources Corporation                                      73,458
 3,000   Remington Oil & Gas Corporation*                                 78,750
 5,716   Spinnaker Exploration Company*                                  200,289
 2,100   St. Mary Land & Exploration Company                              83,601
 3,900   Stone Energy Corporation*                                       170,664
 3,100   Swift Energy Company*                                            74,276
12,186   Tesoro Corporation*                                             359,853
 9,348   Tetra Technologies, Inc.*                                       290,255
 2,959   Unit Corporation*                                               103,802
11,200   Veritas DGC, Inc.*                                              255,136
10,300   Vintage Petroleum, Inc.                                         206,721
                                                                      ----------
                                                                       4,363,917
                                                                      ----------
         FINANCIALS - 28.3%
 2,204   Advanta Corporation, Class B                                     53,315
 1,150   Affiliated Managers Group, Inc.*                                 61,571
 7,577   American Equity Investment Life Holding Company*                 71,906
 9,157   American Home Mortgage Investment Corporation                   255,938
 3,172   American Physicians Capital, Inc.*                               97,127
 2,000   Amli Residential Properties Trust                                61,100
19,948   Anworth Mortgage Asset Corporation                              227,008
 2,779   Ashford Hospitality Trust, Inc.                                  26,123
 1,600   ASTA Funding, Inc.                                               25,904
 6,700   BankAtlantic Bancorp, Inc., Class A                             122,744
 3,900   BankUnited Financial Corporation, Class A*                      113,685
 1,700   Colonial Properties Trust                                        68,374
 1,100   Commerce Group, Inc.                                             53,240
 7,002   Commercial Capital Bancorp, Inc.                                158,875
 3,206   Commercial Federal Corporation                                   86,498
12,600   Cornerstone Realty Income Trust, Inc.                           122,976
 2,372   Corus Bankshares, Inc.                                          102,304
 3,600   CRT Properties, Inc.                                             77,220
 2,300   Delphi Financial Group, Inc., Class A                            92,391
 1,642   EastGroup Properties, Inc.                                       54,514
 4,600   Equity Inns, Inc.                                                45,448
 1,600   Equity One, Inc.                                                 31,392
   900   Essex Property Trust, Inc.                                       64,665
 7,800   FelCor Lodging Trust, Inc.*                                      88,218
 3,030   Financial Federal Corporation*                                  113,564
 1,200   First BanCorp                                                    57,960
   600   First Citizens BancShares, Inc., Class A                         70,800
 3,060   First Communtiy Bancshares, Inc.                                100,521
 4,065   First Federal Capital Corporation                               122,926
 4,500   First Financial Bancorp.                                         76,860
   953   First Financial Bankshares, Inc.                                 38,272
 3,600   First Industrial Realty Trust, Inc.                             132,840
 9,000   First Niagara Financial Group, Inc.                             120,420
 1,400   First Place Financial Corporation                                28,000
 3,000   First Republic Bank                                             138,000
 4,300   FirstFed Financial Corporation*                                 210,184
 6,049   Glacier Bancorp, Inc.                                           176,389
 6,613   Glenborough Realty Trust, Inc.                                  137,352
 5,000   Gold Banc Corporation, Inc.                                      67,450
 2,600   Greater Bay Bancorp                                              74,750
 1,200   Hancock Holding Company                                          38,148
 2,680   Harleysville Group, Inc.                                         55,369
 2,700   Heritage Property Investment Trust                               78,759
 2,864   Highwoods Properties, Inc.                                       70,483
 3,500   Home Properties, Inc.                                           138,460
 3,500   Hudson River Bancorp, Inc.                                       66,430
 1,341   IBERIABANK Corporation                                           77,403
 8,100   Impac Mortgage Holdings, Inc.                                   213,030
 1,461   Independent Bank Corporation                                     45,160
 5,759   Investment Technology Group, Inc.*                               88,113
 5,232   Investors Real Estate Trust                                      52,372
 5,066   Irwin Financial Corporation                                     130,804

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         FINANCIALS (CONTINUED)
 3,610   ITLA Capital Corporation*                                   $   166,782
10,978   Jones Lang LaSalle, Inc.*                                       362,384
 2,400   Kilroy Realty Corporation                                        91,272
 4,200   Knight Trading Group, Inc., Class A*                             38,766
 7,130   LaBranche & Company, Inc.*                                       60,248
 1,800   Lakeland Financial Corporation                                   61,020
 1,953   LandAmerica Financial Group, Inc.                                88,861
 1,865   LTC Properties, Inc.                                             33,365
 5,924   Luminent Mortgage Capital, Inc.                                  75,116
 2,506   MAF Bancorp, Inc.                                               108,084
 2,500   Maguire Properties, Inc.                                         60,775
 3,640   Manufactured Home Communities, Inc.                             120,994
   900   MCG Capital Corporation                                          15,624
12,070   MeriStar Hospitality Corporation*                                65,781
 5,100   Metris Companies, Inc.*                                          49,878
 5,300   MFA Mortgage Investments, Inc.                                   48,813
 1,300   Mid-America Apartment Communities, Inc.                          50,635
 1,700   Midland Company                                                  46,495
 2,100   Nationwide Health Properties, Inc.                               43,575
 1,790   Navigators Group, Inc.*                                          52,340
 1,916   NBT Bancorp, Inc.                                                44,892
 5,706   Newcastle Investment Corporation                                175,174
 7,000   Ohio Casualty Corporation*                                      146,510
 1,400   Old National Bancorp                                             34,776
 3,817   Omega Healthcare Investors, Inc.                                 41,071
 6,294   Partners Trust Financial Group                                   65,206
 4,881   Pff Bancorp, Inc.                                               186,796
 1,700   Philadelphia Consolidated Holding Corporation*                   93,704
 5,000   Phoenix Companies, Inc.                                          52,100
 5,521   Portfolio Recovery Associates, Inc.*                            162,262
 5,720   Prentiss Properties Trust                                       205,920
   707   PrivateBancorp, Inc.                                             19,061
 1,672   Prosperity Bancshares, Inc.                                      44,676
 3,330   Provident Bankshares Corporation                                111,721
 5,610   R&G Financial Corporation, Class B                              216,826
 1,900   Ramco-Gershenson Properties Trust                                51,452
 1,700   Redwood Trust, Inc.                                             106,114
 2,862   Republic Bancorp, Inc.                                           44,075
 2,003   Santander BanCorp                                                50,075
 6,100   Saxon Capital, Inc.*                                            131,150
 1,300   Selective Insurance Group, Inc.                                  48,360
 8,940   Senior Housing Properties Trust                                 159,311
 1,900   Silicon Valley Bancshares*                                       70,623
 3,710   Sterling Financial Corporation, Spokane*                        130,740
 1,700   Stewart Information Services Corporation                         66,980
 1,600   Summit Properties, Inc.                                          43,280
 2,405   Sun Bancorp, Inc.*                                               52,742
 5,600   Taubman Centers, Inc.                                           144,648
 2,850   Texas Regional Bancshares, Inc., Class A                         88,607
 7,105   Trammell Crow Company*                                          111,691
 2,300   U.S. Restaurant Properties, Inc.                                 38,847
 2,625   U.S.B. Holding Company, Inc.                                     66,360
 7,962   UICI                                                            260,676
 8,104   Umpqua Holdings Corporation                                     182,826
 1,500   Unizan Financial Corporation                                     41,415
 1,300   Washington Real Estate Investment Trust                          39,390
 2,800   WesBanco, Inc.                                                   81,424
 1,007   Westamerica Bancorporation                                       55,274
 2,000   Western Sierra Bancorp*                                          66,580
 3,830   Wilshire Bancorp, Inc.*                                         115,589
 1,900   Wintrust Financial Corporation                                  108,832
 3,300   WSFS Financial Corporation                                      165,000
                                                                     -----------
                                                                      10,646,919
                                                                     -----------
         HEALTH CARE - 5.7%
 3,470   Alpharma, Inc., Class A                                          63,466
 2,441   American Medical Security Group, Inc.*                           78,088
 1,400   AMERIGROUP Corporation*                                          78,750
 1,900   Analogic Corporation                                             79,211
 1,300   Apria Healthcare Group, Inc.*                                    35,425
 5,506   Beverly Enterprises, Inc.*                                       41,681
 2,700   Chemed Corporation                                              150,498
 5,100   Conmed Corporation*                                             134,130
 6,856   First Health Group Corporation*                                 110,313
 1,102   Gentiva Health Services, Inc.*                                   18,040
11,203   Hanger Orthopedic Group, Inc.*                                   56,127
 1,737   Invacare Corporation                                             79,902
 1,146   Kindred Healthcare, Inc.*                                        27,962
 1,200   LabOne, Inc.*                                                    35,076
 1,638   NeighborCare, Inc.*                                              41,523

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         HEALTH CARE (CONTINUED)
 3,700   Nutraceutical International Corporation*                     $   52,133
12,612   Oca, Inc.*                                                       59,781
 1,800   Ocular Sciences, Inc.*                                           86,346
 3,311   Par Pharmaceutical Companies, Inc.*                             118,964
 1,200   Pediatrix Medical Group, Inc.*                                   65,820
 4,575   Province Healthcare Company*                                     95,709
 3,100   Regeneron Pharmaceuticals, Inc.*                                 26,908
 2,721   RehabCare Group, Inc.*                                           62,665
 2,300   Sierra Health Services, Inc.*                                   110,239
 4,482   Sola International, Inc.*                                        85,382
 7,914   Sonic Innovations, Inc.*                                         36,088
 3,400   Sybron Dental Specialties, Inc.*                                100,946
 3,400   Viasys Healthcare, Inc.*                                         56,882
 2,352   West Pharmaceutical Services, Inc.                               49,039
 3,400   Wilson Greatbatch Technologies, Inc.*                            60,826
 1,600   Zoll Medical Corporation*                                        53,424
                                                                      ----------
                                                                       2,151,344
                                                                      ----------
         INDUSTRIALS - 14.6%
 4,200   AAR Corporation*                                                 52,290
 1,855   ABM Industries, Inc.                                             37,378
 4,419   Acuity Brands, Inc.                                             105,040
 2,600   Alaska Air Group, Inc.*                                          64,428
 1,708   Albany International Corporation, Class A                        50,915
 2,700   Alderwoods Group, Inc.*                                          26,541
 1,501   Alexander & Baldwin, Inc.                                        50,944
 5,082   America West Holdings Corporation, Class B*                      27,443
 2,700   Applied Films Corporation*                                       48,627
 1,048   Armor Holdings, Inc.*                                            43,607
29,900   Atlantic Coast Airlines Holdings, Inc.*                         116,909
 2,500   Barnes Group, Inc.                                               68,675
 1,550   Clarcor, Inc.                                                    73,888
 3,481   Coinstar, Inc.*                                                  81,107
 2,322   Consolidated Graphics, Inc.*                                     97,292
10,527   Continental Airlines, Inc., Class B*                             89,690
 2,800   Cornell Companies, Inc.*                                         34,720
   513   Corrections Corporation of America*                              18,140
 1,660   CorVel Corporation*                                              49,269
 1,800   Curtiss-Wright Corporation                                      103,014
 1,600   Dollar Thrifty Automotive Group, Inc.*                           38,928
 3,500   Dycom Industries, Inc.*                                          99,365
 1,800   EMCOR Group, Inc.*                                               67,716
 2,200   Esterline Technologies Corporation*                              67,298
 2,700   ExpressJet Holdings, Inc.*                                       27,027
 3,200   Federal Signal Corporation                                       59,456
 3,753   Florida East Coast Industries, Inc.                             140,925
 5,322   Flowserve Corporation*                                          128,686
 6,640   FTI Consulting, Inc.*                                           125,496
 1,580   G & K Services, Inc., Class A                                    62,789
 1,400   Gardner Denver, Inc.*                                            38,598
 4,756   GenCorp, Inc.                                                    64,444
 4,800   Genesee & Wyoming, Inc., Class A*                               121,536
13,232   Global Power Equipment Group, Inc.*                              98,049
 1,600   Griffon Corporation*                                             33,760
 2,000   Imagistics International, Inc.*                                  67,200
 1,300   Invision Technologies, Inc.*                                     58,487
 8,740   Kansas City Southern*                                           132,586
 1,200   Kelly Services, Inc., Class A                                    32,052
 1,600   Kennametal, Inc.                                                 72,240
 4,600   Lennox International, Inc.                                       68,724
 3,843   Manitowoc Company, Inc.                                         136,273
 6,780   Mesa Air Group, Inc.*                                            34,578
 1,650   Moog, Inc., Class A*                                             59,895
 2,474   Orbital Sciences Corporation*                                    28,253
 2,600   Overnite Corporation                                             81,718
 4,400   Pacer International, Inc.*                                       72,160
   700   Raven Industries, Inc.                                           31,115
 2,300   Reliance Steel & Aluminum Company                                91,310
 8,300   Shaw Group, Inc.*                                                99,600
 2,200   SkyWest, Inc.                                                    33,110
 6,611   Smith (A.O.) Corporation                                        160,978
 2,379   Sourcecorp, Inc.*                                                52,671
 2,759   Tecumseh Products Company, Class A                              115,519
 6,800   Terex Corporation*                                              295,120
 2,610   Tetra Tech, Inc.*                                                33,069
 4,358   Thomas & Betts Corporation*                                     116,881
 1,130   Thomas Industries, Inc.                                          35,482
   800   Toro Company                                                     54,640
 1,183   United Rentals, Inc.*                                            18,798
 4,637   United Stationers, Inc.*                                        201,246
 5,440   UNOVA, Inc.*                                                     76,432
 5,241   URS Corporation*                                                139,830
 2,100   USF Corporation                                                  75,369
 7,000   Walter Industries, Inc.                                         112,140

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------
         INDUSTRIALS (CONTINUED)
 1,195   Watsco, Inc.                                                 $   35,886
 1,377   Watson Wyatt & Company Holdings                                  36,215
 5,670   Werner Enterprises, Inc.                                        109,488
 2,208   Westinghouse Air Brake Technologies                               1,267
         Corporation                                                           4
 1,300   Woodward Governor Company                                        87,737
 5,510   York International Corporation                                  174,061
                                                                      ----------
                                                                       5,486,120
                                                                      ----------
         INFORMATION TECHNOLOGY - 5.0%
 3,262   Advanced Energy Industries, Inc.*                                30,304
 1,500   Anixter International, Inc.*                                     52,635
 1,937   Belden CDT, Inc.                                                 42,226
 3,650   Benchmark Electronics, Inc.*                                    108,770
 4,500   BISYS Group, Inc.*                                               65,745
 2,451   Black Box Corporation                                            90,564
 8,856   Checkpoint Systems, Inc.*                                       137,888
 1,500   Dionex Corporation*                                              82,050
 2,919   Electro Scientific Industries, Inc.*                             50,645
 3,400   Electronics for Imaging*                                         55,216
 1,410   Global Imaging Systems, Inc.*                                    43,823
 4,010   Imation Corporation                                             142,716
 9,000   Ipass, Inc.*                                                     53,910
 9,407   Kemet Corporation*                                               76,103
 1,892   Littelfuse, Inc.*                                                65,331
 3,080   Mantech International Corporation, Class A*                      57,658
 2,700   MAXIMUS, Inc.*                                                   77,787
22,500   NetBank, Inc.                                                   225,225
 4,900   Paxar Corporation*                                              111,132
 3,100   Planar Systems, Inc.*                                            34,751
 2,551   Powell Industries, Inc.*                                         42,984
 1,531   Rofin-Sinar Technologies Inc.*                                   44,981
 1,400   Rogers Corporation*                                              59,486
 4,201   Stoneridge, Inc.*                                                59,234
 3,077   Technitrol, Inc.*                                                60,001
                                                                      ----------
                                                                       1,871,165
                                                                      ----------
         MATERIALS - 15.0%
 5,867   Airgas, Inc.                                                    141,219
 3,200   Albemarle Corporation                                           112,288
 4,010   Arch Chemicals, Inc.                                            114,485
 8,977   Buckeye Technologies, Inc.*                                     100,093
 3,100   Cambrex Corporation                                              68,045
 6,500   Caraustar Industries, Inc.*                                     109,005
 3,384   Carpenter Technology Corporation                                161,552
 3,244   Century Aluminum Company*                                        89,956
 1,100   Cleveland-Cliffs, Inc.                                           88,957
 2,500   Commercial Metals Company                                        99,300
 8,021   Crompton Corporation                                             76,119
18,531   Crown Holdings, Inc.*                                           191,055
 8,188   Cytec Industries, Inc.                                          400,803
 1,212   Deltic Timber Corporation                                        48,225
 1,540   Eagle Materials, Inc.                                           109,802
 4,200   Ferro Corporation                                                91,602
 4,650   FMC Corporation*                                                225,850
 1,100   Genlyte Group, Inc.*                                             70,829
 5,237   Georgia Gulf Corporation                                        233,518
 1,711   Gibraltar Steel Corporation                                      61,870
11,905   Glatfelter                                                      147,503
 2,310   Great Lakes Chemical Corporation                                 59,136
 5,280   Greif, Inc., Class A                                            222,552
 2,400   H. B. Fuller Company                                             65,760
 3,795   Hecla Mining Company*                                            28,235
17,640   Hercules, Inc.*                                                 251,370
 5,692   IMC Global, Inc.*                                                98,984
 4,541   Longview Fibre Company                                           69,250
 7,274   Millennium Chemicals, Inc.*                                     154,281
 1,700   Minerals Technologies, Inc.                                     100,062
 3,338   Myers Industries, Inc.                                           36,551
 3,828   NewMarket Corporation*                                           79,929
   900   Olin Corporation                                                 18,000
 8,500   OM Group, Inc.*                                                 310,760
 6,574   Omnova Solutions, Inc.*                                          39,641
10,800   PolyOne Corporation*                                             81,216
 5,100   Pope & Talbot, Inc.                                              89,760
 4,400   Potlatch Corporation                                            205,964
 1,600   Quanex Corporation                                               82,048
 8,646   Spartech Corporation                                            217,015
 1,410   Steel Dynamics, Inc.                                             54,454
 3,300   Stillwater Mining Company*                                       51,150
 8,906   Terra Industries, Inc.*                                          77,126
 4,400   Texas Industries, Inc.                                          226,336
 1,574   Trex Company, Inc.*                                              69,697
   584   Universal Forest Products, Inc.                                  19,973
 2,200   USG Corporation*                                                 40,106
 2,944   Wausau-Mosinee Paper Corporation                                 49,018
 2,770   Wheeling-Pittsburgh Corporation*                                 86,729
                                                                      ----------
                                                                       5,627,179
                                                                      ----------
         TELECOMMUNICATION SERVICES - 0.3%
22,130   Cincinnati Bell, Inc.*                                           77,234
   400   Commonwealth Telephone Enterprises, Inc.*                        17,420
                                                                      ----------
                                                                          94,654
                                                                      ----------

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                                (Note 1)
 ------                                                                --------

          UTILITIES - 3.5%
  2,400   Atmos Energy Corporation                                   $    60,456
  3,900   Avista Corporation                                              70,590
  5,356   Black Hills Corporation                                        148,790
 13,543   Calpine Corporation*                                            39,275
 20,170   CMS Energy Corporation*                                        192,018
  3,790   Energen Corporation                                            195,374
  2,485   Peoples Energy Corporation                                     103,575
  3,450   PNM Resources, Inc.                                             77,659
 16,228   Sierra Pacific Resources*                                      145,241
  7,235   Southern Union Company*                                        148,317
  1,400   Southwest Gas Corporation                                       33,530
  4,448   Unisource Energy Corporation                                   108,309
                                                                     -----------
                                                                       1,323,134
                                                                     -----------
          TOTAL COMMON STOCKS
            (Cost $32,798,989)                                        37,424,041
                                                                     -----------
TOTAL INVESTMENTS
   (Cost $32,798,989)                                     99.6%       37,424,041
OTHER ASSETS AND LIABILITIES
   (Net)                                                   0.4%          144,983
                                                         -----       -----------
NET ASSETS                                               100.0%      $37,569,024
                                                         =====       ===========

----------
*     Non-income producing security.

                     See Notes to Statements of Investments.

--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                          Value
Shares                                                                  (Note 1)
------                                                                  --------

COMMON STOCKS - 100.1%
         CONSUMER DISCRETIONARY - 14.7%
   400   1-800-FLOWERS.COM, Inc., Class A*                              $  3,320
   200   4 Kids Entertainment, Inc.*                                       4,040
 1,500   7-Eleven, Inc.*                                                  29,970
   600   99 Cents Only Stores*                                             8,538
   750   Aaron Rents, Inc.                                                16,320
 1,000   Abercrombie & Fitch Company, Class A                             31,500
 1,000   ACE Cash Express, Inc.*                                          26,040
 1,700   Adelphia Communications Corporation, Class A*                       646
   700   Advance Auto Parts*                                              24,080
   400   Advo, Inc.                                                       12,376
   450   Aeropostale, Inc.*                                               11,790
 1,000   Alliance Gaming Corporation*                                     15,060
   600   American Axle & Manufacturing Holdings, Inc.                     17,556
   900   American Eagle Outfitters                                        33,165
 1,200   American Greetings Corporation, Class A                          30,144
   400   Ameristar Casinos, Inc.                                          12,100
   300   Ames Department Stores, Inc.*#                                        0
 1,500   AMR Corporation*                                                 10,995
   750   AnnTaylor Stores Corporation*                                    17,550
   750   Applebee's International, Inc.                                   18,960
   640   Arbitron, Inc.*                                                  23,430
 1,000   Arctic Cat, Inc.                                                 25,950
   400   Argosy Gaming Company*                                           15,680
   550   ArvinMeritor, Inc.                                               10,312
 2,600   Autonation, Inc.*                                                44,408
 1,900   Autozone, Inc.*                                                 146,775
   500   Aztar Corporation*                                               13,250
   700   Barnes & Noble, Inc.*                                            25,900
   200   Beazer Homes USA, Inc.                                           21,378
 4,100   Bed Bath & Beyond, Inc.*                                        152,151
 1,400   Belo Corporation, Class A                                        31,556
 4,400   Best Buy Company, Inc.                                          238,656
 1,700   Big Lots, Inc.*                                                  20,791
   600   BJ's Wholesale Club, Inc.*                                       16,404
 1,000   Black & Decker Corporation                                       77,440
   600   Blyth, Inc.                                                      18,540
   300   Boca Resorts, Inc., Class A*                                      5,571
 1,200   Boise Cascade Corporation*                                       39,936
   540   BorgWarner, Inc.                                                 23,377
   900   Boyd Gaming Corporation                                          25,335
 1,200   Brinker International, Inc.*                                     37,380
   200   Brookfield Homes Corporation                                      5,270
   200   Brown Shoe Company, Inc.                                          5,012
 1,000   Brunswick Corporation                                            45,760
   500   Burlington Coat Factory Warehouse Corporation                    10,615
   200   Bush Industries, Inc., Class A*                                      17
 1,000   Cabela's, Inc., Class A*                                         23,850
 2,500   Cablevision Systems New York Group, Class A*                     50,700
 3,300   Caesars Entertainment, Inc.*                                     55,110
   800   Callaway Golf Company                                             8,456
   790   Carmax, Inc.*                                                    17,024
 7,600   Carnival Corporation                                            359,404
   100   Carter's, Inc.*                                                   2,769
   200   Cash America International, Inc.                                  4,892
   546   Catalina Marketing Corporation                                   12,602
   300   CBRL Group, Inc.                                                 10,824
   250   CEC Entertainment, Inc.*                                          9,187
 1,400   Centex Corporation                                               70,644
   500   Central Garden & Pet Company*                                    15,310
   600   Champion Enterprises, Inc.*                                       6,174
   400   Championship Auto Racing Teams, Inc.*                                23
   800   Charming Shoppes*                                                 5,696
 2,000   Charter Communications, Inc., Class A*                            5,320
   500   Cheesecake Factory, Inc.*                                        21,700
   900   Chico's FAS, Inc.*                                               30,780
 1,000   Children's Place*                                                23,910
   400   Choice Hotels International, Inc.                                23,036
   200   Christopher & Banks Corporation                                   3,202
 2,200   Circuit City Stores, Inc.                                        33,748
 1,300   Citadel Broadcasting Corporation*                                16,666
   900   Claire's Stores, Inc.                                            22,536
 7,687   Clear Channel Communications, Inc.                              239,604
 2,000   Coach, Inc.*                                                     84,840
   300   Coastcast Corporation*                                              669
 1,000   Coldwater Creek, Inc.*                                           20,870
   400   Columbia Sportswear Company*                                     21,800
27,522   Comcast Corporation, Class A*                                   777,221
   200   Cooker Restaurant Corporation*                                        1
   700   Cooper Tire & Rubber Company                                     14,119

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                                 --------

         CONSUMER DISCRETIONARY (CONTINUED)
 1,050   Copart, Inc.*                                                $   19,876
   300   Cost Plus, Inc.*                                                 10,614
 6,238   Cox Communications, Inc., Class A*                              206,665
   300   Cox Radio, Inc., Class A*                                         4,476
    29   Cross Media Marketing Corporation*#+                                  0
 1,200   Cumulus Media, Inc., Class A*                                    17,268
 4,140   CVS Corporation                                                 174,418
 2,380   D.R. Horton, Inc.                                                78,802
 1,500   Dana Corporation                                                 26,535
 2,200   Darden Restaurants, Inc.                                         51,304
 6,076   Delphi Corporation                                               56,446
 1,300   Dex Media, Inc*                                                  27,521
   100   DHB Industries, Inc.*                                             1,420
 1,100   Dick's Sporting Goods, Inc.*                                     39,182
   800   Dillard's, Inc., Class A                                         15,792
16,202   DIRECTV Group, Inc.*                                            284,993
 4,231   Dollar General Corporation                                       85,255
 1,050   Dollar Tree Stores, Inc.*                                        28,298
 1,000   Domino's Pizza, Inc.                                             14,700
 1,000   Dow Jones & Company, Inc.                                        40,610
 1,100   Dress Barn, Inc.*                                                19,195
 1,100   Dura Automotive Systems, Inc., Class A*                           7,799
 3,100   Eastman Kodak Company                                            99,882
 8,000   eBay, Inc.*                                                     735,520
 2,300   EchoStar Communications Corporation, Class A*                    71,576
   319   Emmis Communications Corporation, Class A*                        5,761
   500   Entercom Communications Corporation*                             16,330
 1,000   Entravision Communications Corporation, Class A*                  7,610
   400   Ethan Allen Interiors, Inc.                                      13,900
 1,600   EW Scripps Company, Class A                                      76,448
   400   Exide Technologies*                                               6,340
   500   Factory 2-U Stores, Inc.*                                             1
 1,700   Family Dollar Stores, Inc.                                       46,070
 2,100   Federated Department Stores, Inc.                                95,403
   300   Finish Line, Inc., Class A                                        9,276
 1,400   Foot Locker, Inc.                                                33,180
21,335   Ford Motor Company                                              299,757
 2,700   Fortune Brands, Inc.                                            200,043
   462   Fossil, Inc.*                                                    14,294
 4,600   Fox Entertainment Group, Inc., Class A*                         127,604
   100   Fred's, Inc.                                                      1,796
   700   Furniture Brands International, Inc.                             17,556
 4,200   Gannett Company, Inc.                                           351,792
11,350   Gap, Inc.                                                       212,245
 5,200   Gemstar-TV Guide International, Inc.*                            29,380
 7,070   General Motors Corporation                                      300,334
   300   Genesco, Inc.*                                                    7,065
   200   GenesisIntermedia, Inc.*#+                                            0
   680   Gentex Corporation                                               23,888
 1,700   Genuine Parts Company                                            65,246
   600   Getty Images, Inc., Class A*                                     33,180
   200   Goody's Family Clothing, Inc.                                     1,684
 2,100   Goodyear Tire & Rubber Company*                                  22,554
   500   Gray Television, Inc.                                             5,950
    70   Grey Global Group, Inc.                                          69,650
   300   Group 1 Automotive, Inc.*                                         8,184
 1,200   GTECH Holdings Corporation                                       30,384
   200   Guitar Center, Inc.*                                              8,660
 1,000   Gymboree Corporation*                                            14,400
   550   Halo Industries, Inc.*#+                                              0
 4,100   Harley-Davidson, Inc.                                           243,704
 1,700   Harman International Industries, Inc.                           183,175
 1,100   Harrah's Entertainment, Inc.                                     58,278
 1,150   Harte-Hanks, Inc.                                                28,762
 2,250   Hasbro, Inc.                                                     42,300
   300   Hayes Limmerz International, Inc.*                                3,048
   463   Hearst-Argyle Television, Inc.                                   11,320
   400   Helen of Troy, Ltd.*                                             10,888
   300   Henley L.P., Escrow*#+                                                0
 3,965   Hilton Hotels Corporation                                        74,701
   900   Hollinger International, Inc., Class A                           15,561
27,250   Home Depot, Inc.                                              1,068,200
   200   Hot Topic, Inc.*                                                  3,408
   500   Hovnanian Enterprises, Inc., Class A*                            20,050
 1,100   IHOP Corporation                                                 42,031
   400   Information Holdings, Inc.*                                      10,892
 1,200   Insight Communications Company, Inc., Class A*                   10,560
   200   Insight Enterprises, Inc.*                                        3,368
 1,300   Interface, Inc., Class A*                                        10,426
 4,400   International Game Technology                                   158,180
   512   International Speedway Corporation, Class A                      25,549

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                                 --------

         CONSUMER DISCRETIONARY (CONTINUED)
 4,742   Interpublic Group of Companies, Inc.*                         $  50,218
 2,967   J. C. Penney Co., Inc., Holding Company                         104,676
   500   Jack in the Box, Inc.*                                           15,865
   300   Jakks Pacific, Inc.*                                              6,900
 2,000   Johnson Controls, Inc.                                          113,620
 1,378   Jones Apparel Group, Inc.                                        49,332
   900   Journal Communications, Inc., Class A                            15,786
   100   Journal Register Company*                                         1,890
   300   Just for Feet, Inc.*#+                                                0
   100   K-Swiss, Inc., Class A                                            1,925
   317   K2, Inc.*                                                         4,536
 1,500   KB Home                                                         126,735
   500   Kellwood Company                                                 18,225
   600   Kimball International, Inc., Class B                              8,328
 1,800   Kmart Holding Corporation*                                      157,446
 1,770   Knight-Ridder, Inc.#+                                           115,847
 4,400   Kohl's Corporation*                                             212,036
   500   Krispy Kreme Doughnuts, Inc.*                                     6,330
 1,700   La Quinta Corporation*                                           13,260
   600   La-Z-Boy, Inc.                                                    9,108
 1,000   Lamar Advertising Company*                                       41,610
   100   Landry's Restaurants, Inc.                                        2,729
   200   Leapfrog Enterprises, Inc*                                        4,050
   800   Lear Corporation                                                 43,560
 1,400   Lee Enterprises, Inc.                                            64,876
 1,760   Leggett & Platt, Inc.                                            49,456
 1,500   Lennar Corporation, Class A                                      71,400
   200   Liberty Corporation                                               7,948
34,900   Liberty Media Corporation, Class A*                             304,328
 1,425   Liberty Media International, Inc., Class A*                      47,541
 5,815   Limited Brands, Inc.                                            129,616
   200   Lin TV Corporation, Class A*                                      3,896
   600   Linens 'N Things, Inc.*                                          13,902
 1,200   Liz Claiborne, Inc.                                              45,264
10,128   Lowe's Companies, Inc.                                          550,457
 1,700   Mandalay Resort Group                                           116,705
   200   Marcus Corporation                                                3,894
   200   Marine Products Corporation                                       3,600
 2,500   Marriott International, Inc., Class A                           129,900
 1,200   Marvel Enterprises, Inc.*                                        17,472
 3,880   Mattel, Inc.                                                     70,344
 3,150   May Department Stores Company                                    80,735
   800   Maytag Corporation                                               14,696
   400   McClatchy Company, Class A                                       28,332
15,200   McDonald's Corporation                                          426,056
 3,100   McGraw-Hill Companies, Inc.                                     247,039
 1,363   MDC Holdings, Inc.                                               99,635
   500   Media General, Inc., Class A                                     27,975
   800   Mediacom Communications Corporation, Class A*                     5,224
   486   Men's Wearhouse, Inc.*                                           14,118
   600   Meredith Corporation                                             30,828
 1,100   Meritage Homes Corporation*                                      86,460
 2,300   Metro-Goldwyn-Mayer, Inc.*                                       26,611
 1,500   MGM Mirage*                                                      74,475
   600   Michaels Stores, Inc.                                            35,526
   300   Midas, Inc.*                                                      4,860
   200   Modine Manufacturing Company                                      6,022
 1,677   Mohawk Industries, Inc.*                                        133,137
   700   MSC Industrial Direct Company, Class A                           23,856
   200   Multimedia Games, Inc.*                                           3,100
   500   Neiman Marcus Group, Inc., Class A                               28,750
 1,700   New York Times Company, Class A                                  66,470
 3,226   Newell Rubbermaid, Inc.                                          64,649
 3,700   Nike, Inc., Class B                                             291,560
 1,400   Nordstrom, Inc.                                                  53,536
 1,000   Nu Skin Enterprises, Inc., Class A                               23,510
   100   NVR, Inc.*                                                       55,100
   500   O'Reilly Automotive, Inc.*                                       19,145
   160   Oakwood Homes Corporation*                                            6
 3,200   Office Depot, Inc.*                                              48,096
 3,000   Omnicom Group, Inc.                                             219,180
 1,000   Orbitz, Inc., Class A*                                           27,200
   800   Outback Steakhouse, Inc.                                         33,224
   300   Oxford Industries, Inc.                                          11,175
   300   P.F. Chang's China Bistro, Inc.*                                 14,547
   700   Pacific Sunwear of California, Inc.*                             14,735
   300   Panera Bread Company, Class A*                                   11,262
   800   Payless Shoesource, Inc.*                                         8,104
   200   Pegasus Solutions, Inc.*                                          2,384
   400   Penn National Gaming, Inc.*                                      16,160
   600   Pep Boys-Manny, Moe & Jack                                        8,400
   400   PETCO Animal Supplies, Inc.*                                     13,064
 2,400   Petsmart, Inc.                                                   68,136
   500   Pier 1 Imports, Inc.                                              9,040

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                                 --------

         CONSUMER DISCRETIONARY (CONTINUED)
   400   Polaris Industries, Inc.                                     $   22,328
 1,000   Polo Ralph Lauren Corporation                                    36,370
 1,068   Primedia, Inc.*                                                   2,510
   100   Provell, Inc., Class A*#+                                             0
 2,400   Pulte Homes, Inc.                                               147,288
   500   Quiksilver, Inc.*                                                12,710
   300   R.H. Donnelley Corporation*                                      14,808
   500   Radio One, Inc., Class A*                                         7,145
 1,700   RadioShack Corporation                                           48,688
   300   Rare Hospitality International, Inc.*                             7,995
 1,000   RC2 Corporation*                                                 32,900
   800   Reader's Digest Association, Inc.                                11,672
   700   Reebok International, Ltd.                                       25,704
   100   Regal Entertainment Group, Class A                                1,910
   500   Regis Corporation                                                20,110
 1,050   Rent-A-Center, Inc.*                                             27,153
 3,600   Rite Aid Corporation*                                            12,672
 1,400   Ross Stores, Inc.                                                32,816
   800   Ruby Tuesday, Inc.                                               22,296
   500   Russell Corporation                                               8,420
   300   Ryland Group, Inc.                                               27,798
 1,630   Sabre Holdings Corporation, Class A                              39,984
 1,600   Saks, Inc.*                                                      19,280
 1,000   Salem Communications Corporation, Class A*                       25,320
   500   Scholastic Corporation*                                          15,445
 1,000   School Specialty, Inc.*                                          39,410
 1,000   Scientific Games Corporation, Class A*                           19,100
   678   SCP Pool Corporation                                             18,130
 2,600   Sears Roebuck & Company                                         103,610
   700   Select Comfort Corporation*                                      12,740
   100   ShopKo Stores, Inc.*                                              1,741
   475   Shuffle Master, Inc.*                                            17,794
 2,100   Six Flags, Inc.*                                                 11,424
   300   Skechers U.S.A. Inc., Class A*                                    4,356
   646   Snap-On, Inc.                                                    17,804
   350   Sonic Corporation*                                                8,971
 1,100   Spanish Broadcasting System, Class A*                            10,824
   600   Speedway Motorsports, Inc.                                       19,998
   400   Stage Stores, Inc.*                                              13,688
   400   Standard Pacific Corporation                                     22,548
   100   Stanley Furniture Co., Inc.                                       4,400
 1,000   Stanley Works                                                    42,530
 5,900   Staples, Inc.                                                   175,938
 5,000   Starbucks Corporation*                                          227,300
 2,273   Starwood Hotels & Resorts Worldwide, Inc.                       105,513
   800   Station Casinos, Inc.                                            39,232
 1,000   Steak N Shake Company*                                           17,080
   300   Stein Mart, Inc.*                                                 4,566
   100   Steinway Musical Instruments*                                     2,720
   400   Stride Rite Corporation                                           4,100
   300   Superior Industries International, Inc.                           8,985
   500   Talbots, Inc.                                                    12,395
11,700   Target Corporation                                              529,425
   150   Technical Olympic USA, Inc.                                       4,236
 1,000   Tempur-Pedic International, Inc.*                                14,990
   600   Thor Industries, Inc.                                            15,882
 1,500   Tiffany & Company                                                46,110
   400   Timberland Company, Class A*                                     22,720
52,774   Time Warner, Inc.*                                              851,772
   300   Titan International, Inc.                                         2,880
 6,000   TJX Companies, Inc.                                             132,240
   600   Toll Brothers, Inc.*                                             27,798
   200   Too, Inc.*                                                        3,614
 2,600   Toys "R" Us, Inc.*                                               46,124
   400   Tractor Supply Company*                                          12,576
   500   Triarc Companies, Inc., Class B                                   5,735
 3,401   Tribune Company                                                 139,951
   800   TRW Automotive Holdings Corporation*                             15,080
   400   Tuesday Morning Corporation*                                     12,368
 1,000   Tupperware Corporation                                           16,980
   300   United Auto Group, Inc.                                           7,527
 4,900   UnitedGlobalCom, Inc., Class A*                                  36,603
 3,265   Univision Communications, Inc., Class A*                        103,207
   800   Urban Outfitters, Inc.*                                          27,520
 1,100   V.F. Corporation                                                 54,395
 1,000   Vail Resorts, Inc.*                                              18,070
   100   Value Line, Inc.                                                  3,700
     1   Ventiv Health, Inc.*                                                 17
21,374   Viacom, Inc., Class B                                           717,311
   900   Visteon Corporation                                               7,191
52,270   Wal-Mart Stores, Inc.                                         2,780,764
12,700   Walgreen Company                                                455,041
24,500   Walt Disney Company                                             552,475
   600   Warnaco Group, Inc.*                                             13,338
   600   Warnaco Group, Inc., Class A*#+                                       0

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

         CONSUMER DISCRETIONARY (CONTINUED)
   100   Washington Post Company, Class B                            $    92,000
   200   WCI Communities, Inc.*                                            4,660
 1,400   Wendy's International, Inc.                                      47,040
 1,000   Westwood One, Inc.*                                              19,770
 1,640   Whirlpool Corporation                                            98,548
   200   William Lyon Homes, Inc.*                                        17,780
 1,300   Williams-Sonoma, Inc.*                                           48,815
   300   Winnebago Industries, Inc.                                       10,392
   400   Wolverine World Wide, Inc.                                       10,080
   900   Wynn Resorts, Ltd.*                                              46,521
 2,000   XM Satellite Radio Holdings, Inc., Class A*                      62,040
   500   Yankee Candle Company, Inc.*                                     14,480
 3,100   Yum! Brands, Inc.                                               126,046
   600   Zale Corporation*                                                16,860
   100   Zany Brainy, Inc.*#                                                   0
                                                                     -----------
                                                                      23,809,864
                                                                     -----------
         CONSUMER STAPLES - 7.0%
 1,050   Alberto-Culver Company, Class B                                  45,654
 3,808   Albertson's, Inc.                                                91,125
25,300   Altria Group, Inc.                                            1,190,112
10,500   Anheuser-Busch Companies, Inc.                                  524,475
 7,361   Archer-Daniels-Midland Company                                  124,990
 5,800   Avon Products, Inc.                                             253,344
 1,600   Borders Group, Inc.                                              39,680
 1,200   Brown-Forman Corporation, Class B                                54,960
    24   Cadiz, Inc.*                                                        290
 5,000   Campbell Soup Company                                           131,450
   200   Chattem, Inc.*                                                    6,450
 1,000   Chiquita Brands International, Inc.*                             17,410
   600   Church & Dwight Company, Inc.                                    16,836
 2,100   Clorox Company                                                  111,930
29,270   Coca-Cola Company                                             1,172,264
 5,120   Coca-Cola Enterprises, Inc.                                      96,768
 6,680   Colgate-Palmolive Company                                       301,802
 5,373   ConAgra Foods, Inc.                                             138,140
 2,000   Constellation Brands, Inc., Class A*                             76,120
 1,500   Coors (Adolph) Company, Class B                                 101,880
   900   Corn Products International, Inc.                                41,490
 5,500   Costco Wholesale Corporation                                    228,580
 1,684   Dean Foods Company*                                              50,554
 1,705   Del Monte Foods Company*                                         17,885
 1,300   Delta & Pine Land Company                                        34,775
   800   DIMON, Inc.                                                       4,712
 1,000   Elizabeth Arden, Inc.*                                           21,060
 1,033   Energizer Holdings, Inc.*                                        47,621
 1,300   Estee Lauder Companies, Inc., Class A                            54,340
   700   Fleming Companies, Inc.                                               6
   200   Flowers Foods, Inc.                                               5,170
   300   Fresh Del Monte Produce, Inc.                                     7,473
 4,900   General Mills, Inc.                                             220,010
12,600   Gillette Company                                                525,924
   400   Hain Celestial Group, Inc.*                                       7,072
 2,600   Hershey Foods Corporation                                       121,446
 4,600   HJ Heinz Company                                                165,692
 2,400   Hormel Foods Corporation                                         64,272
   718   J. M. Smucker Company                                            31,886
 5,100   Kellogg Company                                                 217,566
 6,474   Kimberly-Clark Corporation                                      418,156
 3,200   Kraft Foods, Inc., Class A                                      101,504
 8,100   Kroger Company*                                                 125,712
   300   Lancaster Colony Corporation                                     12,650
 1,300   McCormick & Company, Inc.                                        44,642
 2,720   Pepsi Bottling Group, Inc.                                       73,848
 1,700   PepsiAmericas, Inc.                                              32,470
20,840   PepsiCo, Inc.                                                 1,013,866
   600   Performance Food Group Company*                                  14,220
   700   Pilgrim's Pride Corporation                                      18,956
   500   Playtex Products, Inc.*                                           3,150
31,880   Procter & Gamble Company                                      1,725,346
   600   Ralcorp Holdings, Inc.*                                          21,660
   600   Rayovac Corporation*                                             15,810
 2,832   Reynolds American, Inc.                                         192,689
   300   Ruddick Corporation                                               5,892
 5,600   Safeway, Inc.*                                                  108,136
   162   Sanderson Farms, Inc.                                             5,419
 9,020   Sara Lee Corporation                                            206,197
 1,400   Smithfield Foods, Inc.*                                          35,000
   500   Styling Technology Corporation*#+                                     0
 1,500   Supervalu, Inc.                                                  41,325
 7,600   Sysco Corporation                                               227,392
   300   Tejon Ranch Company*                                             11,295
   555   Tootsie Roll Industries, Inc.                                    16,217
   100   Tristar Corporation*                                                  2
 3,705   Tyson Foods, Inc., Class A                                       59,354
   300   United Natural Foods, Inc.*                                       7,980
   700   Universal Corporation                                            31,248

                  See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

         CONSUMER STAPLES (CONTINUED)
 1,600   UST, Inc.                                                   $    64,416
   174   Vector Group, Ltd.                                                2,620
 1,600   Whole Foods Market, Inc.                                        137,264
 1,100   Winn-Dixie Stores, Inc.                                           3,399
 3,300   Wrigley (Wm.) Jr. Company                                       208,923
                                                                     -----------
                                                                      11,349,972
                                                                     -----------
         ENERGY - 7.5%
 1,900   Amerada Hess Corporation                                        169,100
 4,628   Anadarko Petroleum Corporation                                  307,114
 3,356   Apache Corporation                                              168,169
   800   Ashland, Inc.                                                    44,864
 1,000   Atlas America, Inc.*                                             21,770
   300   Atwood Oceanics, Inc.*                                           14,262
 3,500   Baker Hughes, Inc.                                              153,020
   400   Berry Petroleum Company, Class A                                 14,692
 1,636   BJ Services Company                                              85,743
 1,200   BP Prudhoe Bay Royalty Trust                                     47,400
   400   Brigham Exploration Company*                                      3,760
 4,100   Burlington Resources, Inc.                                      167,280
   500   Cabot Oil and Gas Corporation                                    22,450
   600   Cal Dive International, Inc.*                                    21,372
   500   Callon Petroleum Company*                                         6,340
   400   CARBO Ceramics, Inc.                                             28,856
 2,300   Chesapeake Energy Corporation                                    36,409
26,392   ChevronTexaco Corporation                                     1,415,667
    65   Cimarex Energy Company*                                           2,271
   300   Clayton Williams Energy, Inc.*                                    6,429
   700   Comstock Resources, Inc.*                                        14,644
 9,158   ConocoPhillips                                                  758,740
   800   Cooper Cameron Corporation*                                      43,872
   400   Delta Petroleum Corporation*                                      5,216
 1,100   Denbury Resources, Inc.*                                         27,940
 3,618   Devon Energy Corporation                                        256,914
 1,400   Diamond Offshore Drilling                                        46,186
   200   Dril-Quip, Inc.*                                                  4,460
 8,114   El Paso Corporation                                              74,568
   600   Encore Acquisition Company*                                      20,700
   700   Energy Partners, Ltd.*                                           11,396
 1,600   ENSCO International, Inc.                                        52,272
 2,200   EOG Resources, Inc.                                             144,870
78,950   Exxon Mobil Corporation                                       3,815,653
   589   FMC Technologies, Inc.*                                          19,673
 1,246   Forest Oil Corporation*                                          37,530
   500   Frontier Oil Corporation                                         11,805
   300   Global Industries, Ltd.*                                          1,854
 2,597   GlobalSantaFe Corporation                                        79,598
 1,400   Grant Prideco, Inc.*                                             28,686
 5,600   Halliburton Company                                             188,664
 1,400   Hanover Compressor Company*                                      18,830
   400   Harvest Natural Resources, Inc.*                                  6,640
   600   Headwaters, Inc.*                                                18,516
   900   Helmerich & Payne, Inc.                                          25,821
   600   Holly Corporation                                                15,300
   600   Houston Exploration Company*                                     35,610
   600   Hugoton Royalty Trust                                            16,830
   500   Hydril*                                                          21,475
   500   Input/Output, Inc.*                                               5,155
   500   KCS Energy, Inc.*                                                 6,955
 1,668   Kerr-McGee Corporation                                           95,493
 2,400   Key Energy Services, Inc.*                                       26,520
   576   Kinder Morgan Management, LLC*                                   23,915
 2,200   Kinder Morgan, Inc.                                             138,204
   500   Lone Star Technologies, Inc.*                                    18,900
 1,600   Magnum Hunter Resources, Inc.*                                   18,464
 3,600   Marathon Oil Corporation                                        148,608
   500   Maverick Tube Corporation*                                       15,405
   800   Meridian Resource Corporation*                                    7,064
   800   Mission Resources Corporation*                                    5,032
 2,000   Murphy Oil Corporation                                          173,540
 1,600   Nabors Industries, Ltd.*                                         75,760
 1,800   National-Oilwell, Inc.*                                          59,148
   600   Newfield Exploration Company*                                    36,744
   900   Newpark Resources, Inc.*                                          5,400
 1,260   Noble Corporation*                                               56,637
   800   Noble Energy, Inc.                                               46,592
 5,000   Occidental Petroleum Corporation                                279,650
   400   Oceaneering International, Inc.*                                 14,736
   500   Offshore Logistics, Inc.*                                        17,210
   800   Oil States International, Inc.*                                  14,960
   700   Overseas Shipholding Group, Inc.                                 34,748
 1,312   Patina Oil & Gas Corporation                                     38,796
 2,600   Patterson-UTI Energy, Inc.                                       49,582
   500   Penn Virginia Corporation                                        19,795
   400   Petroleum Development Corporation*                               17,528
 1,300   Pioneer Natural Resources Company                                44,824
 1,400   Plains Exploration & Production Company*                         33,404

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                                (Note 1)
------                                                                --------

         ENERGY (CONTINUED)
   900   Pogo Producing Company                                      $    42,705
 1,200   Premcor, Inc.*                                                   46,200
 1,700   Pride International, Inc.*                                       33,643
   700   Quicksilver Resources, Inc.*                                     22,869
 1,100   Range Resources Corporation                                      19,239
   800   Remington Oil & Gas Corporation*                                 21,000
 1,200   Rowan Companies, Inc.*                                           31,680
     2   Royale Energy, Inc.*                                                 18
   300   RPC, Inc.                                                         5,364
 7,300   Schlumberger, Ltd.                                              491,363
   300   SEACOR Holdings, Inc.*                                           14,025
 1,100   Smith International, Inc.*                                       66,803
   200   Southwestern Energy Company*                                      8,398
   600   Spinnaker Exploration Company*                                   21,024
   700   St. Mary Land & Exploration Company                              27,867
   678   Stone Energy Corporation*                                        29,669
 2,020   Sunoco, Inc.                                                    149,440
   600   Swift Energy Company*                                            14,376
 1,100   Tesoro Corporation*                                              32,483
   800   Tidewater, Inc.                                                  26,040
   200   Todco, Class A*                                                   3,470
 4,463   Transocean, Inc.*                                               159,686
 1,470   Ultra Petroleum Corporation*                                     72,103
   700   Unit Corporation*                                                24,556
 3,670   Unocal Corporation                                              157,810
 2,400   Valero Energy Corporation                                       192,504
 1,100   Varco International, Inc.*                                       29,502
   900   Veritas DGC, Inc.*                                               20,502
   700   Vintage Petroleum, Inc.                                          14,049
 1,400   Weatherford International, Ltd.*                                 71,428
   100   Whiting Petroleum Corporation*                                    3,040
 6,000   Williams Companies, Inc.                                         72,600
 3,666   XTO Energy, Inc.                                                119,072
                                                                     -----------
                                                                      12,114,528
                                                                     -----------
         FINANCIALS - 22.5%
   130   1st Source Corporation                                            3,333
   800   21st Century Insurance Group                                     10,680
   300   Accredited Home Lenders Holding Company*                         11,556
   300   Affiliated Managers Group, Inc.*                                 16,062
   100   Affordable Residential Communities                                1,460
 6,600   Aflac, Inc.                                                     258,786
   100   Alabama National BanCorporation                                   5,987
   100   Alexander's, Inc.*                                               19,910
 1,200   Alexandria Real Estate Equities, Inc.                            78,864
   300   Alfa Corporation                                                  4,188
   100   Alleghany Corporation*                                           27,290
   200   Allied Capital Corporation                                        4,878
   600   Allmerica Financial Corporation*                                 16,128
 8,500   Allstate Corporation                                            407,915
 1,000   AMB Property Corporation                                         37,020
 2,100   Ambac Financial Group, Inc.                                     167,895
   100   AMCORE Financial, Inc.                                            2,838
15,600   American Express Company                                        802,776
   800   American Financial Group, Inc.                                   23,912
 1,100   American Financial Realty Trust                                  15,521
   100   American Home Mortgage Investment Corporation                     2,795
32,475   American International Group, Inc.                            2,207,975
   400   American National Insurance Company                              38,716
 1,700   AmeriCredit Corporation*                                         35,496
 4,000   Ameritrade Holding Corporation*                                  48,040
   500   AmerUs Group Company                                             20,500
   200   Amli Residential Properties Trust                                 6,110
 4,733   AmSouth Bancorporation                                          115,485
   210   Anchor BanCorp Wisconsin, Inc.                                    5,439
 1,100   Annaly Mortgage Management, Inc.                                 18,843
   700   Anthracite Capital, Inc.                                          7,784
 1,100   Anworth Mortgage Asset Corporation                               12,518
 3,300   AON Corporation                                                  94,842
 1,072   Apartment Investment & Management Company, Class A               37,284
   200   Apollo Investment Corporation*                                    2,830
 1,892   Archstone-Smith Trust                                            59,863
   600   Arden Realty, Inc.                                               19,548
   100   Argonaut Group, Inc.*                                             1,867
   300   ARM Financial Group, Inc., Class A*#+                                 0
 1,300   Arthur J Gallagher & Company                                     43,069
   100   ASB Financial Corporation                                         2,130

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         FINANCIALS (CONTINUED)
   400   Ashford Hospitality Trust, Inc.                              $    3,760
 1,326   Associated Banc-Corp                                             42,525
 1,400   Assurant, Inc.                                                   36,400
 1,200   Astoria Financial Corporation                                    42,588
 1,900   AvalonBay Communities, Inc.                                     114,418
   100   BancFirst Corporation                                             6,412
   300   BancorpSouth, Inc.                                                6,897
 1,200   Bank Mutual Corporation                                          14,400
48,812   Bank of America Corporation                                   2,115,024
 1,000   Bank of Hawaii Corporation                                       47,250
 9,300   Bank of New York Company, Inc.                                  271,281
 1,200   BankAtlantic Bancorp, Inc., Class A                              21,984
 1,847   Banknorth Group, Inc.                                            64,645
   400   BankUnited Financial Corporation, Class A*                       11,660
   100   Banner Corporation                                                2,940
 6,134   BB&T Corporation                                                243,458
 2,255   Bear Stearns Companies, Inc.                                    216,863
   100   Bedford Property Investors, Inc.                                  3,034
   416   Berkshire Hathaway, Inc., Class B*                            1,194,336
   300   BFC Financial Corporation, Class A*                               3,300
 1,300   Blackrock, Inc., Class A                                         95,537
   736   BOK Financial Corporation*                                       32,833
   200   Boston Private Financial Holdings, Inc.                           4,992
 1,100   Boston Properties, Inc.                                          60,929
   500   Brandywine Realty Trust                                          14,240
   400   BRE Properties, Inc., Class A                                    15,340
   400   Brookfield Properties Corporation                                12,904
   656   Brookline Bancorp, Inc.                                          10,280
   700   Brown & Brown, Inc.                                              31,990
   500   Camden Property Trust                                            23,100
   300   Capital Automotive REIT                                           9,381
 3,100   Capital One Financial Corporation                               229,090
 1,600   CapitalSource, Inc.*                                             35,744
   500   Capitol Federal Financial                                        16,090
   500   CarrAmerica Realty Corporation                                   16,350
   980   Catellus Development Corporation                                 25,980
   938   Cathay General Bancorp, Inc.                                     34,884
   900   CB Richard Ellis Group, Inc., Class A*                           20,790
 1,400   CBL & Associates Properties, Inc.                                85,330
   600   CenterPoint Properties Trust                                     26,148
   122   Central Coast Bancorp*                                            2,489
   100   Charter Financial Corporation                                     3,393
   400   CharterMac                                                        8,796
 1,400   Chelsea Property Group, Inc.                                     93,940
   105   Chemical Financial Corporation                                    3,835
   500   Chicago Mercantile Exchange Holdings, Inc.                       80,650
   625   Chittenden Corporation                                           17,031
 3,000   Chubb Corporation                                               210,840
 1,885   Cincinnati Financial Corporation                                 77,700
 2,346   CIT Group, Inc.                                                  87,717
63,225   Citigroup, Inc.                                               2,789,487
   500   Citizens Banking Corporation                                     16,285
 2,900   Citizens First Financial Corporation                             71,050
   100   City Holding Company                                              3,289
 1,514   City National Corporation                                        98,334
 3,000   CNA Financial Corporation*                                       72,030
   300   CNA Surety Corporation*                                           3,180
 2,600   Colonial BancGroup, Inc.                                         53,170
   600   Colonial Properties Trust                                        24,132
    76   Columbia Banking System, Inc.                                     1,808
 2,948   Comerica, Inc.                                                  174,964
 1,100   Commerce Bancorp, Inc.                                           60,720
   596   Commerce Bancshares, Inc.                                        28,662
   300   Commerce Group, Inc.                                             14,520
   790   Commercial Capital Bancorp, Inc.                                 17,925
   500   Commercial Federal Corporation                                   13,490
   245   Commercial Net Lease Realty                                       4,464
   100   Community Bank System, Inc.                                       2,513
   400   Community First Bankshares, Inc.                                 12,824
 1,400   Compass Bancshares, Inc.                                         61,348
   500   CompuCredit Corporation*                                          9,310
 1,500   Conseco, Inc.*                                                   26,490
   500   Cornerstone Realty Income Trust, Inc.                             4,880
   200   Corporate Office Properties Trust                                 5,124
   400   Corus Bankshares, Inc.                                           17,252
 5,998   Countrywide Financial Corporation                               236,261
 1,250   Cousins Properties, Inc.                                         42,887
   400   Crawford & Company, Class B                                       2,680
   100   Crazy Woman Creek Bancorp, Inc.                                   1,875

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                                 --------

         FINANCIALS (CONTINUED)
   500   Credit Acceptance Coporation*                                 $   9,470
   900   Crescent Real Estate Equities Company                            14,166
   200   CRT Properties, Inc.                                              4,290
   800   Cullen/Frost Bankers, Inc.                                       37,176
   612   CVB Financial Corporation                                        13,599
   615   Delphi Financial Group, Inc., Class A                            24,705
 1,326   Developers Diversified Realty Corporation                        51,913
   400   Dime Community Bancshares, Inc.                                   6,720
   900   Doral Financial Corporation                                      37,323
   400   Downey Financial Corporation                                     21,984
 2,276   Duke Realty Corporation                                          75,563
   200   DVI, Inc.*                                                            1
 3,537   E*Trade Financial Corporation*                                   40,393
 1,000   East West Bancorp, Inc.                                          33,590
   200   EastGroup Properties, Inc.                                        6,640
   900   Eaton Vance Corporation                                          36,351
   900   Edwards (A.G.), Inc.                                             31,158
   200   Entertainment Properties Trust                                    7,560
   300   Equity Inns, Inc.                                                 2,964
 4,245   Equity Office Properties Trust                                  115,676
   600   Equity One, Inc.                                                 11,772
 2,954   Equity Residential                                               91,574
   500   Erie Indemnity Company, Class A                                  25,510
 1,300   Essex Property Trust, Inc.                                       93,405
11,800   Fannie Mae                                                      748,120
   100   FBL Financial Group, Inc., Class A                                2,619
   500   Federal Realty Investment Trust                                  22,000
 1,250   Federated Investors, Inc., Class B                               35,550
   500   FelCor Lodging Trust, Inc.*                                       5,655
 3,700   FFD Financial Corporation                                        50,597
   100   Fidelity Bankshares, Inc.                                         3,719
 1,686   Fidelity National Financial, Inc.                                64,237
 7,054   Fifth Third Bancorp                                             347,198
   400   Financial Federal Corporation*                                   14,992
   500   First Acceptance Corporation*                                     3,575
   567   First American Corporation                                       17,481
   550   First BanCorp                                                    26,565
   200   First Charter Corporation                                         4,834
   200   First Citizens BancShares, Inc., Class A                         23,600
   219   First Commonwealth Financial Corporation                          2,981
   400   First Community Bancorp                                          16,400
 1,000   First Federal Capital Corporation                                30,240
   400   First Financial Bancorp.                                          6,832
   468   First Financial Bankshares, Inc.                                 18,795
   100   First Financial Corporation                                       3,142
 1,700   First Horizon National Corporation                               73,712
   200   First Indiana Corporation                                         4,020
   600   First Industrial Realty Trust, Inc.                              22,140
   500   First Marblehead Corporation*                                    23,200
   637   First Midwest Bancorp, Inc.                                      22,015
   260   First National Bankshares of Florida, Inc.                        6,383
 1,658   First Niagara Financial Group, Inc.                              22,184
   163   First Place Financial Corporation                                 3,260
   400   First Republic Bank                                              18,400
   400   FirstFed Financial Corporation*                                  19,552
 1,600   FirstMerit Corporation                                           42,088
   450   Flagstar Bancorp, Inc.                                            9,576
   200   Flushing Financial Corporation                                    3,802
   244   FNB Corporation                                                   5,400
   600   Forest City Enterprises, Inc., Class A                           33,060
   100   FPIC Insurance Group, Inc.*                                       2,585
 2,800   Franklin Resources, Inc.                                        156,128
 8,400   Freddie Mac                                                     548,016
   800   Fremont General Corporation                                      18,520
 1,460   Friedman, Billings, Ramsey Group, Inc., Class A                  27,886
   100   Frontier Financial Corporation                                    3,530
   988   Fulton Financial Corporation                                     21,143
   700   Gables Residential Trust                                         23,905
   400   GATX Corporation                                                 10,664
 2,300   General Growth Properties, Inc.                                  71,300
 4,300   Genworth Financial Inc., Class A                                100,190
   435   Glacier Bancorp, Inc.                                            12,685
   800   Glenborough Realty Trust, Inc.                                   16,616
 1,000   Glimcher Realty Trust                                            24,300
   200   Global Signal, Inc.                                               4,580
 2,200   Golden West Financial Corporation                               244,090
 5,870   Goldman Sachs Group, Inc.                                       547,319
   100   Great Southern Bancorp, Inc.                                      3,125
   700   Greater Bay Bancorp                                              20,125
 1,400   Greenpoint Financial Corporation                                 64,974
 1,100   Hanmi Financial Corporation                                      33,220

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                         Value
Shares                                                                 (Note 1)
------                                                                 --------

         FINANCIALS (CONTINUED)
   200   Harbor Florida Bancshares, Inc.                              $    6,220
   300   Harleysville Group, Inc.                                          6,198
   137   Harleysville National Corporation                                 3,358
 3,900   Hartford Financial Services Group, Inc.                         241,527
   500   HCC Insurance Holdings, Inc.                                     15,075
 1,200   Health Care Property Investors, Inc.                             31,200
   500   Health Care REIT, Inc.                                           17,600
   500   Healthcare Realty Trust, Inc.                                    19,520
   400   Heritage Property Investment Trust                               11,668
 1,500   Hibernia Corporation, Class A                                    39,615
   500   Highwoods Properties, Inc.                                       12,305
   400   Hilb, Rogal & Hobbs Company                                      14,488
   300   Home Properties, Inc.                                            11,868
   500   Horace Mann Educators Corporation                                 8,790
   700   Hospitality Properties Trust                                     29,743
 4,100   Host Marriott Corporation*                                       57,523
 1,800   HRPT Properties Trust                                            19,782
 2,000   Hudson City Bancorp, Inc.                                        71,480
   400   Hudson River Bancorp, Inc.                                        7,592
   600   Hudson United Bancorp                                            22,110
 3,085   Huntington Bancshares, Inc.                                      76,847
 1,400   Impac Mortgage Holdings, Inc.                                    36,820
 1,000   Independence Community Bank Corporation                          39,050
   800   IndyMac Bancorp, Inc.                                            28,960
   100   Infinity Property & Casual Corporation                            2,953
   200   Innkeepers USA Trust                                              2,488
 2,900   Instinet Group, Inc.*                                            14,587
   606   International Bancshares Corporation                             22,270
   300   Investment Technology Group, Inc.*                                4,590
 1,000   Investors Financial Services Corporation                         45,130
   400   Irwin Financial Corporation                                      10,328
 1,164   iStar Financial, Inc.                                            47,992
 2,600   Janus Capital Group, Inc.                                        35,386
   900   Jefferies Group, Inc.                                            31,023
 1,500   Jefferson-Pilot Corporation                                      74,490
   400   Jones Lang LaSalle, Inc.*                                        13,204
43,480   JPMorgan Chase & Company                                      1,727,460
 5,000   KeyCorp                                                         158,000
   400   Kilroy Realty Corporation                                        15,212
 1,050   Kimco Realty Corporation                                         53,865
   207   KNBT Bancorp, Inc.                                                3,486
 1,000   Knight Trading Group, Inc., Class A*                              9,230
 1,000   Kramont Realty Trust, Inc.                                       18,600
   100   LaBranche & Company, Inc.*                                          845
   100   Lakeland Financial Corporation                                    3,390
   500   LandAmerica Financial Group, Inc.                                22,750
   300   LaSalle Hotel Properties                                          8,280
 2,550   Legg Mason, Inc.                                                135,838
 4,084   Lehman Brothers Holdings, Inc.                                  325,576
   927   Leucadia National Corporation                                    52,515
   200   Lexington Corporate Properties Trust                              4,342
 1,000   Liberty Property Trust                                           39,840
 2,200   Lincoln National Corporation                                    103,400
 2,100   Loews Corporation                                               122,850
   200   LTC Properties, Inc.                                              3,578
 1,900   M&T Bank Corporation                                            181,830
   800   Macerich Company                                                 42,632
   500   Mack-Cali Realty Corporation                                     22,150
   479   MAF Bancorp, Inc.                                                20,659
   500   Maguire Properties, Inc.                                         12,155
   400   Main Street Banks, Inc.                                          12,240
 1,000   Manufactured Home Communities, Inc.                              33,240
   100   Markel Corporation*                                              30,840
   200   Marlin Business Services, Inc.*                                   3,752
 6,670   Marsh & McLennan Companies, Inc.                                305,219
 2,700   Marshall & Ilsley Corporation                                   108,810
   400   MB Financial, Inc.                                               15,856
 1,600   MBIA, Inc.                                                       93,136
15,327   MBNA Corporation                                                386,240
   900   MCG Capital Corporation                                          15,624
 4,500   Mellon Financial Corporation                                    124,605
   800   Mercantile Bankshares Corporation                                38,368
   500   Mercury General Corporation                                      26,445
   400   MeriStar Hospitality Corporation*                                 2,180
12,246   Merrill Lynch & Company, Inc.                                   608,871
 9,046   MetLife, Inc.                                                   349,628
   400   Metris Companies, Inc.*                                           3,912
 2,300   MGIC Investment Corporation                                     153,065
   100   Mid-America Apartment Communities, Inc.                           3,895
   100   Mid-State Bancshares                                              2,573
   600   Midland Company                                                  16,410
   600   Mills Corporation                                                31,122

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         FINANCIALS (CONTINUED)
   700   MoneyGram International, Inc.                                 $  11,956
 2,900   Moody's Corporation                                             212,425
   200   Morgan Group Holding Company*                                        16
13,600   Morgan Stanley                                                  670,480
 8,213   National City Corporation                                       317,186
 2,435   National Commerce Financial Corporation                          83,301
   300   National Financial Partners Corporation                          10,734
   113   National Penn Bancshares, Inc.                                    3,613
 1,020   Nationwide Financial Services, Inc., Class A                     35,812
   700   Nationwide Health Properties, Inc.                               14,525
   400   NBT Bancorp, Inc.                                                 9,372
   600   Nelnet, Inc., Class A*                                           13,428
   500   New Century Financial Corporation*                               30,110
 1,200   New Plan Excel Realty Trust                                      30,000
 2,937   New York Community Bancorp, Inc.                                 60,326
   200   NewAlliance Bancshares, Inc.                                      2,870
   200   Newcastle Investment Corporation                                  6,140
 1,820   North Fork Bancorporation, Inc.                                  80,899
 2,500   Northern Trust Corporation                                      102,000
   500   Northwest Bancorp, Inc.                                          11,335
   200   Novastar Financial, Inc.                                          8,720
 1,000   Nuveen Investments, Inc., Class A                                29,600
 1,000   Ocwen Financial Corporation*                                      9,150
   600   Odyssey Re Holdings Corporation                                  13,308
 1,100   Ohio Casualty Corporation*                                       23,023
   804   Old National Bancorp                                             19,971
 1,750   Old Republic International Corporation                           43,802
   400   Omega Healthcare Investors, Inc.                                  4,304
   302   Oriental Financial Group, Inc.                                    8,172
   533   Pacific Capital BanCorp                                          15,766
 1,221   Pan Pacific Retail Properties, Inc.                              66,056
   200   Park National Corporation                                        25,446
 1,000   Parkway Properties, Inc.                                         46,450
   812   Partners Trust Financial Group                                    8,412
   371   Pennsylvania Real Estate Investment Trust                        14,343
 1,550   People's Bank                                                    55,381
    50   Peoples Holding Company                                           1,627
   300   Pff Bancorp, Inc.                                                11,481
   300   Philadelphia Consolidated Holding Corporation*                   16,536
 1,000   Phoenix Companies, Inc.                                          10,420
   202   Piper Jaffray Companies, Inc.*                                    7,997
 1,959   Plum Creek Timber Company, Inc.                                  68,624
 1,300   PMI Group, Inc.                                                  52,754
 3,900   PNC Financial Services Group, Inc.                              210,990
   600   Point West Capital Corporation*                                      34
 3,100   Popular, Inc.                                                    81,530
   300   Post Properties, Inc.                                             8,970
   300   Prentiss Properties Trust                                        10,800
 3,300   Principal Financial Group, Inc.                                 118,701
   300   PrivateBancorp, Inc.                                              8,088
   115   ProAssurance Corporation*                                         4,027
 3,400   Progressive Corporation                                         288,150
 1,994   ProLogis                                                         70,269
 1,000   Protective Life Corporation                                      39,310
 1,200   Provident Bancorp, Inc.                                          14,088
   264   Provident Bankshares Corporation                                  8,857
 1,100   Provident Financial Services, Inc.                               18,975
 3,300   Providian Financial Corporation*                                 51,282
 6,700   Prudential Financial, Inc.                                      315,168
 1,000   PS Business Parks, Inc., Class A                                 39,850
 1,186   Public Storage, Inc.                                             58,766
   550   R&G Financial Corporation, Class B                               21,257
 1,220   Radian Group, Inc.                                               56,401
   100   Ramco-Gershenson Properties Trust                                 2,708
   750   Raymond James Financial, Inc.                                    18,090
   500   Realty Income Corporation                                        22,515
   600   Reckson Associates Realty Corporation                            17,250
   300   Redwood Trust, Inc.                                              18,726
 1,400   Regency Centers Corporation                                      65,086
 5,892   Regions Financial Corporation (New)                             194,790
   800   Reinsurance Group of America, Inc.                               32,960
 1,200   Reliance Group Holdings, Inc.*                                        2
   464   Republic Bancorp, Inc.                                            7,146

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------
         FINANCIALS (CONTINUED)
   500   Riggs National Corporation Washington, DC                     $  11,100
   200   RLI Corporation                                                   7,510
 2,200   Rouse Company                                                   147,136
   400   S&T Bancorp, Inc.                                                14,284
 1,700   Safeco Corporation                                               77,605
   984   Santander BanCorp                                                24,600
   500   Saxon Capital, Inc.*                                             10,750
16,464   Schwab (Charles) Corporation                                    151,304
   900   SEI Investments Company                                          30,312
   600   Selective Insurance Group, Inc.                                  22,320
 1,400   Senior Housing Properties Trust                                  24,948
   500   Shurgard Storage Centers, Inc., Class A                          19,400
   400   Silicon Valley Bancshares*                                       14,868
 3,100   Simon Property Group, Inc.                                      166,253
 1,070   Sky Financial Group, Inc.                                        26,750
   300   SL Green Realty Corporation                                      15,543
 5,000   SLM Corporation                                                 223,000
   300   SNTL Litigation Trust Certificates*                                  38
   600   South Financial Group, Inc.                                      16,920
 2,900   Southern Banc Company, Inc.                                      50,750
 1,500   Southern Missouri Bancorp, Inc.                                  23,910
 3,400   SouthTrust Corporation                                          141,644
   700   Southwest Bancorporation of Texas, Inc.                          14,098
 4,040   Sovereign Bancorp, Inc.                                          88,153
   300   Sovran Self Storage, Inc.                                        11,754
   900   St. Joe Company                                                  42,993
 8,084   St. Paul Travelers Companies, Inc.                              267,257
 1,370   StanCorp Financial Group, Inc.*                                  97,544
   500   State Auto Financial Corporation                                 14,475
 3,800   State Street Corporation                                        162,298
   288   Sterling Bancorp                                                  7,790
   150   Sterling Bancshares, Inc.                                         2,017
 1,000   Sterling Financial Corporation, PA                               26,840
   592   Sterling Financial Corporation, Spokane*                         20,862
   100   Stewart Information Services Corporation                          3,940
   200   Student Loan Corporation                                         28,350
   300   Suffolk Bancorp                                                   9,051
   200   Summit Properties, Inc.                                           5,410
   200   Sun Communities, Inc.                                             7,838
 4,080   SunTrust Banks, Inc.                                            287,273
   500   Susquehanna Bancshares, Inc.                                     12,300
 3,256   Synovus Financial Corporation                                    85,144
 1,400   T. Rowe Price Group, Inc.                                        71,316
   300   Tanger Factory Outlet Centers, Inc.                              13,434
   153   Tarragon Corporation*                                             1,991
   500   Taubman Centers, Inc.                                            12,915
 1,800   TCF Financial Corporation                                        54,522
   350   Tetra Technologies, Inc.*                                        10,868
   200   Texas Capital Banshares, Inc.*                                    3,630
   862   Texas Regional Bancshares, Inc., Class A                         26,800
 1,746   Thornburg Mortgage, Inc.                                         50,651
   110   Tompkins Trustco, Inc.                                            5,092
 1,100   Torchmark Corporation                                            58,498
   562   Transatlantic Holdings, Inc.                                     30,545
   200   Triad Guaranty, Inc.*                                            11,096
 1,600   Trizec Properties, Inc.                                          25,552
   858   TrustCo Bank Corporation NY                                      11,000
   700   Trustmark Corporation                                            21,756
22,909   U.S. Bancorp                                                    662,070
   700   U.S.I. Holdings Corporation*                                      9,555
   700   UCBH Holdings, Inc.                                              27,349
 1,400   UICI                                                             45,836
   105   UMB Financial Corporation                                         5,005
   700   Umpqua Holdings Corporation                                      15,792
   100   UniCapital Corporation*#                                              0
 1,500   UnionBanCal Corporation                                          88,815
   800   United Bankshares, Inc.                                          27,720
   300   United Community Banks, Inc.                                      7,281
 2,000   United Dominion Realty Trust, Inc.                               39,660
   300   United Fire & Casualty Company                                   17,199
   100   United PanAm Financial Corporation*                               1,801
   600   United Tennessee Bankshares, Inc.                                11,712
 1,600   Unitrin, Inc.                                                    66,512
   300   Universal American Financial Corporation*                         3,879
 3,757   UnumProvident Corporation                                        58,947
   714   Valley National Bancorp                                          18,236
   500   Ventas, Inc.                                                     12,960
 2,200   Vornado Realty Trust                                            137,896
 1,165   W Holding Company, Inc.                                          22,135
   400   W.P. Carey & Company, LLC                                        11,944
15,948   Wachovia Corporation                                            748,759
   650   Waddell & Reed Financial, Inc., Class A                          14,300
   100   Walter Industries, Inc.                                           1,602

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         FINANCIALS (CONTINUED)
 1,030   Washington Federal, Inc.                                    $    25,905
10,290   Washington Mutual, Inc.                                         402,133
   400   Washington Real Estate Investment Trust                          12,120
   100   Washington Trust Bancorp, Inc.                                    2,615
   305   Waypoint Financial Corporation                                    8,409
   704   Webster Financial Corporation                                    34,771
   675   Weingarten Realty Investors                                      22,282
20,695   Wells Fargo & Company                                         1,234,043
   200   WesBanco, Inc.                                                    5,816
   100   Wesco Financial Corporation                                      35,150
   100   West Coast Bancorp                                                2,083
   400   Westamerica Bancorporation                                       21,956
   500   Westcorp                                                         21,260
   700   WFS Financial, Inc.*                                             32,585
   750   Whitney Holding Corporation                                      31,500
   900   Wilmington Trust Corporation                                     32,589
   200   Wintrust Financial Corporation                                   11,456
   400   World Acceptance Corporation*                                     9,300
   750   WR Berkley Corporation                                           31,620
   100   WSFS Financial Corporation                                        5,000
   300   Zenith National Insurance Corporation                            12,693
 1,900   Zions Bancorporation                                            115,976
                                                                     -----------
                                                                      36,582,089
                                                                     -----------
         HEALTH CARE - 12.7%
19,200   Abbott Laboratories                                             813,312
   500   Abgenix, Inc.*                                                    4,930
   600   Accredo Health, Inc.*                                            14,142
 2,700   Aetna, Inc.                                                     269,811
   600   Affymetrix, Inc.*                                                18,426
   600   Align Technology, Inc.*                                           9,168
   300   Alkermes, Inc.*                                                   3,462
 2,500   Allergan, Inc.                                                  181,375
   300   Allou Health Care, Inc., Class A*#                                    0
   300   American Healthways, Inc.*                                        8,733
   300   American Medical Systems Holdings, Inc.*                         10,881
   800   American Pharmaceutical Partners, Inc.*                          22,056
   400   AMERIGROUP Corporation*                                          22,500
 1,470   AmerisourceBergen Corporation                                    78,954
15,702   Amgen, Inc.*                                                    889,989
   500   Amsurg Corporation*                                              10,590
 1,400   Amylin Pharmaceuticals, Inc.*                                    28,728
   900   Andrx Corporation*                                               20,124
 2,468   Anthem, Inc.*                                                   215,333
 2,300   Applera Corporation - Applied Biosystems Group                   43,401
   400   Applera Corporation - Celera Genomics Group*                      4,676
   700   Apria Healthcare Group, Inc.*                                    19,075
   800   Arrow International, Inc.                                        23,920
   200   Arthrocare Corporation*                                           5,858
 1,000   Atherogenics, Inc.*                                              32,950
 1,000   Atrix Labs, Inc.*                                                30,690
 1,100   Bard (C.R.), Inc.                                                62,293
 1,225   Barr Pharmaceuticals, Inc.*                                      50,752
   700   Bausch & Lomb, Inc.                                              46,515
 7,363   Baxter International, Inc.                                      236,794
   700   Beckman Coulter, Inc.                                            39,284
 2,900   Becton, Dickinson & Company                                     149,930
 1,300   Beverly Enterprises, Inc.*                                        9,841
   300   Bio-Rad Laboratories, Inc., Class A*                             15,330
 4,555   Biogen Idec, Inc.*                                              278,629
 1,200   Biomarin Pharmaceutical, Inc.*                                    6,228
 2,750   Biomet, Inc.                                                    128,920
   300   Biosite, Inc.*                                                   14,688
   100   Biotransplant, Inc.*                                                  1
 9,970   Boston Scientific Corporation*                                  396,108
   100   Bradley Pharmaceuticals, Inc.*                                    2,035
23,200   Bristol-Myers Squibb Company                                    549,144
   700   Cambrex Corporation                                              15,365
   800   CancerVax Corporation*                                            6,480
 4,636   Cardinal Health, Inc.                                           202,918
 1,100   Cardiodynamics International Corporation*                         5,060
 5,628   Caremark Rx, Inc.*                                              180,490
    61   CareMatrix Corporation*                                               1
   700   Celgene Corporation*                                             40,761
 1,000   Cell Genesys, Inc.*                                               8,970
   300   Centene Corporation*                                             12,774
   500   Cephalon, Inc.*                                                  23,950
   300   Cerner Corporation*                                              12,978
   500   Charles River Laboratories International, Inc.*                  22,900
   200   Chemed Corporation                                               11,148
 2,046   Chiron Corporation*                                              90,433
 2,700   Cigna Corporation                                               188,001
 1,000   Community Health Systems, Inc.*                                  26,680
   300   Conmed Corporation*                                               7,890
   400   Connetics Corporation*                                           10,808
   400   Cooper Companies, Inc.                                           27,420
   700   Covance, Inc.*                                                   27,979
   900   Coventry Health Care, Inc.*                                      48,033

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         HEALTH CARE (CONTINUED)
   100   Cross Country Healthcare, Inc.*                              $    1,550
   300   CTI Molecular Imaging, Inc.*                                      2,421
   400   Curative Health Services, Inc.*                                   2,748
 1,100   Cytyc Corporation*                                               26,565
   700   Dade Behring Holdings, Inc.*                                     39,003
 1,050   DaVita, Inc.*                                                    32,707
   200   Dendrite International, Inc.*                                     3,224
 1,050   Dentsply International, Inc.                                     54,537
 1,300   Depomed, Inc.*                                                    6,786
   580   Diagnostic Products Corporation                                  23,705
   200   Digene Corporation*                                               5,192
 1,000   Diversa Corporation*                                              8,350
   300   DJ Orthopedics, Inc.*                                             5,295
   900   Edwards Lifesciences Corporation*                                30,150
13,770   Eli Lilly & Company                                             826,888
   500   Encore Medical Corporation*                                       2,490
 1,200   Endo Pharmaceuticals Holdings, Inc.*                             22,032
   800   Eon Labs, Inc.*                                                  17,360
   100   Exactech, Inc.*                                                   2,045
 1,800   Express Scripts, Inc.*                                          117,612
   300   Eyetech Pharmaceuticals, Inc.*                                   10,197
 1,400   First Health Group Corporation*                                  22,526
   400   First Horizon Pharmaceutical Corporation*                         8,004
 2,272   Fisher Scientific International, Inc.*                          132,526
 3,900   Forest Laboratories, Inc.*                                      175,422
   600   Gen-Probe, Inc.*                                                 23,922
   300   Genencor International, Inc.*                                     4,815
 6,700   Genentech, Inc.*                                                351,214
   200   Genesis HealthCare Corporation*                                   6,082
 3,415   Genzyme Corporation*                                            185,810
 1,100   Geron Corporation*                                                6,589
 4,800   Gilead Sciences, Inc.*                                          179,424
   400   GTx, Inc.*                                                        4,664
 4,270   Guidant Corporation                                             281,991
   300   Haemonetics Corporation*                                          9,852
   200   Hauser, Inc.*                                                         3
 5,800   HCA, Inc.                                                       221,270
 3,400   Health Management Associates, Inc., Class A                      69,462
 1,000   Health Net, Inc.*                                                24,720
   500   Henry Schein, Inc.*                                              31,155
   700   Hillenbrand Industries, Inc.                                     35,371
 1,740   Hospira, Inc.*                                                   53,244
   900   Human Genome Sciences, Inc.*                                      9,819
 1,800   Humana, Inc.*                                                    35,964
   400   ICOS Corporation*                                                 9,656
 1,000   Idenix Pharmaceuticals, Inc.*                                    16,000
   646   Idexx Laboratories, Inc.*                                        32,778
   300   Ilex Oncology, Inc.*                                              7,551
 1,100   Illumina, Inc.*                                                   6,501
   800   ImClone Systems, Inc.*                                           42,280
   225   Immucor, Inc.*                                                    5,569
 1,200   Immunogen, Inc.*                                                  6,060
   700   Impath, Inc.*                                                     3,570
   600   Impax Laboratories, Inc.*                                         9,216
 3,400   IMS Health, Inc.                                                 81,328
   400   Inamed Corporation*                                              19,068
   600   Integra LifeSciences Holdings Corporation*                       19,266
   200   Intuitive Surgical, Inc.*                                         4,950
   300   Invacare Corporation                                             13,800
   300   Inveresk Research Group, Inc.*                                   11,067
   600   Invitrogen Corporation*                                          32,994
 1,300   Isis Pharmaceuticals, Inc.*                                       6,370
 2,750   IVAX Corporation*                                                52,662
36,060   Johnson & Johnson                                             2,031,260
   300   Kindred Healthcare, Inc.*                                         7,320
   700   Kinetic Concepts, Inc.*                                          36,785
 2,474   King Pharmaceuticals, Inc.*                                      29,540
   450   KV Pharmaceutical Company, Class A*                               8,055
   100   Kyphon, Inc.*                                                     2,478
   100   LabOne, Inc.*                                                     2,923
 1,300   Laboratory Corporation of America Holdings*                      56,836
 1,100   Lexicon Genetics, Inc.*                                           7,249
   605   LifePoint Hospitals, Inc.*                                       18,156
   400   Ligand Pharmaceuticals, Inc., Class B*                            4,008
 1,100   Lincare Holdings, Inc.*                                          32,681
   400   Magellan Health Services, Inc.*                                  14,624
   300   Mannatech, Inc.                                                   4,206
 1,000   Manor Care, Inc.                                                 29,960
   300   Martek Biosciences Corporation*                                  14,592
 3,300   McKesson Corporation                                             84,645
   400   Medarex, Inc.*                                                    2,952
 2,907   Medco Health Solutions, Inc.*                                    89,826
   600   Medicines Company*                                               14,484
   800   Medicis Pharmaceutical Corporation, Class A                      31,232
 2,655   MedImmune, Inc.*                                                 62,923
14,568   Medtronic, Inc.                                                 756,079

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         HEALTH CARE (CONTINUED)
   500   Mentor Corporation                                           $   16,840
27,033   Merck & Company, Inc.                                           892,089
   179   Merit Medical Systems, Inc.*                                      2,705
   800   MGI Pharma, Inc.*                                                21,352
 3,200   Millennium Pharmaceuticals, Inc.*                                43,872
   500   Millipore Corporation*                                           23,925
   300   Molina Healthcare, Inc.*                                         10,650
 2,700   Mylan Laboratories, Inc.                                         48,600
   500   Nabi Biopharmaceuticals*                                          6,690
   100   National Medical Health Card Systems, Inc.*                       2,090
   600   NBTY, Inc.*                                                      12,936
   500   NDCHealth Corporation                                             8,025
   700   NeighborCare, Inc.*                                              17,745
   700   Nektar Therapeutics*                                             10,136
   300   Neurocrine Biosciences, Inc.*                                    14,148
   300   NitroMed, Inc.*                                                   7,152
 1,000   NPS Pharmaceuticals, Inc.*                                       21,780
   200   Nutraceutical International Corporation*                          2,818
   600   Oakley, Inc.                                                      7,140
   400   Ocular Sciences, Inc.*                                           19,188
   125   Odyssey Healthcare, Inc.*                                         2,219
 1,400   Omnicare, Inc.                                                   39,704
   400   Onyx Pharmaceuticals, Inc.*                                      17,204
   500   OSI Pharmaceuticals, Inc.*                                       30,730
   400   Owens & Minor, Inc.                                              10,160
 1,100   Pacificare Health Systems, Inc.*                                 40,370
   600   Par Pharmaceutical Companies, Inc.*                              21,558
 1,700   Patterson Companies, Inc.*                                      130,152
   300   Pediatrix Medical Group, Inc.*                                   16,455
 1,217   PerkinElmer, Inc.                                                20,957
 1,400   Perrigo Company                                                  28,770
93,111   Pfizer, Inc.                                                  2,849,197
   700   Pharmaceutical Product Development, Inc.*                        25,200
   200   Pharmion Corporation*                                            10,339
   400   PolyMedica Corporation                                           12,320
 1,400   Protein Design Labs, Inc.*                                       27,412
   550   Province Healthcare Company*                                     11,506
 1,200   PSS World Medical, Inc.*                                         12,048
   200   Psychiatric Solutions, Inc.*                                      5,070
 2,200   Quest Diagnostics                                               194,084
   440   Regeneron Pharmaceuticals, Inc.*                                  3,819
   790   Renal Care Group, Inc.*                                          25,462
   300   Renovis, Inc.*                                                    2,403
   300   Res-Care, Inc.*                                                   3,555
   500   Resmed, Inc.*                                                    23,805
   400   Respironics, Inc.*                                               21,376
   200   Salix Pharmaceuticals, Ltd.*                                      4,304
17,400   Schering-Plough Corporation                                     331,644
   900   Select Medical Corporation                                       12,087
 1,800   Sepracor, Inc.*                                                  87,804
 1,000   Serologicals Corporation*                                        23,330
   400   Sierra Health Services, Inc.*                                    19,172
 1,000   Sola International, Inc.*                                        19,050
 2,800   St. Jude Medical, Inc.*                                         210,756
 1,200   Star Scientific, Inc.*                                            7,104
   800   Steris Corporation*                                              17,552
 5,120   Stryker Corporation                                             246,170
 1,000   SuperGen, Inc.*                                                   6,180
   599   Sybron Dental Specialties, Inc.*                                 17,784
   100   Tanox, Inc.*                                                      1,687
   500   Techne Corporation*                                              19,090
   100   Telik, Inc.*                                                      2,230
 4,826   Tenet Healthcare Corporation*                                    52,073
 2,065   Thermo Electron Corporation*                                     55,796
 1,000   Third Wave Technologies, Inc.*                                    6,880
   600   Thoratec Corporation*                                             5,772
   400   TL Administration Corporation*                                        8
 1,000   Transkaryotic Therapies, Inc.*                                   17,730
 1,005   Triad Hospitals, Inc.*                                           34,612
   500   United Surgical Partners International, Inc.*                    17,175
 8,266   UnitedHealth Group, Inc.                                        609,535
   700   Universal Health Services, Inc., Class B                         30,450
   200   USANA Health Sciences, Inc.*                                      6,960
   700   Valeant Pharmaceuticals International                            16,884
 1,500   Varian Medical Systems, Inc.*                                    51,855
   500   Varian, Inc.*                                                    18,935
   300   Vaso Active Pharmaceuticals, Inc., Class A*                         204
   800   VCA Antech, Inc.*                                                16,504
   300   Ventana Medical Systems, Inc.*                                   15,132
   100   Vertex Pharmaceuticals, Inc.*                                     1,050
   299   Viasys Healthcare, Inc.*                                          5,002
 1,000   Vicuron Pharmaceuticals, Inc.*                                   14,680
   600   Visx, Inc.*                                                      12,360
 1,300   Waters Corporation*                                              57,330
 1,300   Watson Pharmaceuticals, Inc.*                                    38,298
 1,000   Wellcare Health Plans, Inc.*                                     18,950
 1,100   WellChoice, Inc.*                                                41,063
 1,900   WellPoint Health Networks, Inc.*                                199,671

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         HEALTH CARE (CONTINUED)
 1,000   West Pharmaceutical Services, Inc.                          $    20,850
   400   Wilson Greatbatch Technologies, Inc.*                             7,156
   300   Wright Medical Group, Inc.*                                       7,536
16,100   Wyeth                                                           602,140
 3,000   Zimmer Holdings, Inc.*                                          237,120
                                                                     -----------
                                                                      20,600,232
                                                                     -----------
         INDUSTRIALS - 11.5%
 9,500   3M Company                                                      759,715
   600   ABM Industries, Inc.                                             12,090
   200   Actrade Financial Technologies, Ltd.*#+                               0
   420   Actuant Corporation, Class A*                                    17,308
   500   Acuity Brands, Inc.                                              11,885
 1,900   Adesa, Inc.                                                      31,217
   200   Administaff, Inc.*                                                2,340
   200   Advisory Board Company*                                           6,720
 1,000   AGCO Corporation*                                                22,620
   600   AirTran Holdings, Inc.*                                           5,976
   400   Alaska Air Group, Inc.*                                           9,912
   700   Albany International Corporation, Class A                        20,867
   700   Alexander & Baldwin, Inc.                                        23,758
   637   Alliant Techsystems, Inc.*                                       38,538
 3,800   Allied Waste Industries, Inc.*                                   33,630
   300   America West Holdings Corporation, Class B*                       1,620
 1,800   American Power Conversion Corporation                            31,302
 2,100   American Standard Companies, Inc.*                               81,711
   700   Ametek, Inc.                                                     21,224
 3,125   Apollo Group, Inc., Class A*                                    229,281
   200   Applied Industrial Technologies, Inc.                             7,148
 1,000   Aramark Corporation, Class B                                     24,140
   400   Arkansas Best Corporation                                        14,648
   400   Armor Holdings, Inc.*                                            16,644
   200   Artesyn Technologies, Inc.*                                       1,996
   100   Astec Industries, Inc.*                                           1,912
 2,100   Avery Dennison Corporation                                      138,138
   200   Baldor Electric Company                                           4,732
   300   Banta Corporation                                                11,925
 1,200   Barnes Group, Inc.                                               32,964
 1,900   BearingPoint, Inc.*                                              16,986
 1,000   Blount International, Inc.*                                      13,100
10,900   Boeing Company                                                  562,658
   300   Bowne & Company, Inc.                                             3,897
   900   BPP Liquidating Trust                                               110
   300   Brady Corporation, Class A                                       14,631
   400   Briggs & Stratton Corporation                                    32,480
   200   Bright Horizons Family Solutions, Inc.*                          10,858
   700   Brink's Company                                                  21,119
 5,090   Burlington Northern Santa Fe Corporation                        194,998
 1,000   C&D Technologies, Inc.                                           19,020
   900   C.H. Robinson Worldwide, Inc.                                    41,751
   100   Calico Commerce, Inc.*#+                                              0
 1,300   Career Education Corporation*                                    36,959
 1,300   Carlisle Companies, Inc.                                         83,109
   100   Cascade Corporation                                               2,776
 4,800   Caterpillar, Inc.                                               386,160
   200   CDI Corporation                                                   4,100
12,777   Cendant Corporation                                             275,983
 2,100   Central Freight Lines, Inc.*                                     12,621
   300   Central Parking Corporation                                       3,966
   300   Ceradyne, Inc.*                                                  13,173
   300   Cherokee International Corporation*                               2,517
   886   ChoicePoint, Inc.*                                               37,788
 2,682   Cintas Corporation                                              112,751
   400   Clarcor, Inc.                                                    19,068
   700   CNF, Inc.                                                        28,693
   600   Coinstar, Inc.*                                                  13,980
 1,000   Compass Minerals International                                   22,200
   500   Compx International, Inc.                                         8,000
   400   Consolidated Freightways Corporation*                                 1
   600   Continental Airlines, Inc., Class B*                              5,112
 1,000   Cooper Industries, Ltd., Class A                                 59,000
 1,100   Corinthian Colleges, Inc.*                                       14,828
   200   Cornell Companies, Inc.*                                          2,480
   400   Corporate Executive Board Company                                24,496
   398   Corrections Corporation of America*                              14,073
   200   CoStar Group, Inc.*                                               9,838
   800   Crane Company                                                    23,136
 2,900   CSX Corporation                                                  96,280
 1,100   Cubic Corporation                                                25,190
 1,500   Cummins, Inc.                                                   110,835
   300   CUNO, Inc.*                                                      17,325
   400   Curtiss-Wright Corporation                                       22,892
 2,918   Danaher Corporation                                             149,635
 3,400   Deere & Company                                                 219,470
 1,000   Delta Air Lines, Inc.*                                            3,290
   600   Deluxe Corporation                                               24,612

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INDUSTRIALS (CONTINUED)
    600  DeVry, Inc.*                                                 $   12,426
    200  Dollar Thrifty Automotive Group, Inc.*                            4,866
  1,100  Donaldson Company, Inc.                                          31,229
  2,300  Dover Corporation                                                89,401
    300  DRS Technologies, Inc.*                                          11,232
    750  Dun & Bradstreet Corporation*                                    44,025
    600  Dycom Industries, Inc.*                                          17,034
  2,600  Eaton Corporation                                               164,866
  1,000  EDO Corporation                                                  27,750
  1,000  Education Management Corporation*                                26,640
    700  EGL, Inc.*                                                       21,182
    500  EMCOR Group, Inc.*                                               18,810
  5,500  Emerson Electric Company                                        340,395
  1,000  EnerSys*                                                         12,850
    200  Engineered Support Systems, Inc.                                  9,128
    229  EnPro Industries, Inc.*                                           5,528
  1,600  Equifax, Inc.                                                    42,176
    400  Esterline Technologies Corporation*                              12,236
    400  Euronet Worldwide, Inc.*                                          7,488
  1,200  Expeditors International Washington, Inc.                        62,040
    700  ExpressJet Holdings, Inc.*                                        7,007
  2,100  Exult, Inc.*                                                     11,046
    700  Fastenal Company                                                 40,320
    500  Federal Signal Corporation                                        9,290
  4,332  FedEx Corporation                                               371,209
    400  Florida East Coast Industries, Inc.                              15,020
    500  Flowserve Corporation*                                           12,090
    900  Fluor Corporation                                                40,068
    150  Forward Air Corporation*                                          6,003
    300  Franklin Electric Company, Inc.                                  11,880
  1,300  Frontier Airlines, Inc.*                                          9,984
    450  FTI Consulting, Inc.*                                             8,505
    500  G & K Services, Inc., Class A                                    19,870
    100  Gardner Denver, Inc.*                                             2,757
    300  GenCorp, Inc.                                                     4,065
  3,220  General Dynamics Corporation                                    328,762
125,946  General Electric Company                                      4,229,267
    800  General Maritime Corporation*                                    27,864
    487  Genesee & Wyoming, Inc., Class A*                                12,331
    100  Gevity HR, Inc.                                                   1,538
    500  Global Power Equipment Group, Inc.*                               3,705
  1,200  Goodrich Corporation                                             37,632
    787  Graco, Inc.                                                      26,364
    700  GrafTech International, Ltd.*                                     9,765
    550  Granite Construction, Inc.                                       13,145
  1,000  Greenbrier Companies, Inc.                                       24,000
    720  Griffon Corporation*                                             15,192
  1,780  H & R Block, Inc.                                                87,968
    100  Handleman Company                                                 2,046
    300  Harland (John H.) Company                                         9,405
    400  Harsco Corporation                                               17,960
  1,300  Hawaiian Holdings, Inc.*                                          8,008
    750  Heartland Express, Inc.                                          13,837
    142  HEICO Corporation, Class A                                        1,914
    700  Herman Miller, Inc.                                              17,255
  1,200  Hewitt Associates, Inc., Class A*                                31,752
    800  HNI Corporation                                                  31,664
 11,075  Honeywell International, Inc.                                   397,150
    800  Hubbell, Inc., Class B                                           35,864
  2,600  Hughes Supply, Inc.                                              78,182
    750  IDEX Corporation                                                 25,470
  1,400  IKON Office Solutions, Inc.                                      16,828
  4,433  Illinois Tool Works, Inc.                                       413,023
  1,000  Imagistics International, Inc.*                                  33,600
    200  Infrasource Services, Inc.*                                       2,100
  2,800  Ingersoll-Rand Company, Class A                                 190,316
  1,200  Ingram Micro, Inc., Class A*                                     19,320
  1,300  Interactive Data Corporation*                                    24,466
    450  Intermagnetics General Corporation*                              10,418
    100  Interpool, Inc.                                                   1,860
    200  Invision Technologies, Inc.*                                      8,998
  1,350  Iron Mountain, Inc.*                                             45,698
    700  ITT Educational Services, Inc.*                                  25,235
  1,900  ITT Industries, Inc.                                            151,981
  1,000  J.B. Hunt Transport Services, Inc.                               37,140
    800  Jacobs Engineering Group, Inc.*                                  30,632
    200  Jacuzzi Brands, Inc.*                                             1,860
    600  Jarden Corporation*                                              21,894
    800  JetBlue Airways Corporation*                                     16,736
  1,300  JLG Industries, Inc.                                             21,840
    800  Joy Global, Inc.                                                 27,504
    200  Kaman Corporation, Class A                                        2,388
    623  Kansas City Southern*                                             9,451
    400  Kaydon Corporation                                               11,508
    400  Kelly Services, Inc., Class A                                    10,684
    700  Kennametal, Inc.                                                 31,605
    400  Kirby Corporation*                                               16,060

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INDUSTRIALS (CONTINUED)
   675   Knight Transportation, Inc.*                                  $  14,459
 1,000   Korn/Ferry International*                                        18,230
16,700   Kreisler Manufacturing Corporation*                             112,475
 2,200   L-3 Communications Holdings, Inc.                               147,400
   400   Landstar System, Inc.*                                           23,472
   500   Laureate Education, Inc.*                                        18,610
   100   LECG Corporation*                                                 1,691
 1,400   Lennox International, Inc.                                       20,916
   400   Lincoln Electric Holdings, Inc.                                  12,544
 5,900   Lockheed Martin Corporation                                     329,102
   200   Lydall, Inc.*                                                     1,860
   450   Manitowoc Company, Inc.                                          15,957
 1,103   Manpower, Inc.                                                   49,072
 5,400   Masco Corporation                                               186,462
 1,200   Matthews International Corporation, Class A                      40,656
   300   McDermott International, Inc.*                                    3,540
   100   McGrath Rentcorp                                                  3,655
   400   MedQuist, Inc.*                                                   5,280
   500   Mesa Air Group, Inc.*                                             2,550
   300   Middleby Corporation*                                            15,795
   510   Mine Safety Appliances Company                                   20,767
   400   Mobile Mini, Inc.*                                                9,920
   300   Moog, Inc., Class A*                                             10,890
   500   Mueller Industries, Inc.                                         21,475
   500   National Processing, Inc.*                                       13,260
   400   Navigant Consulting, Inc.*                                        8,784
   900   Navistar International Corporation*                              33,471
   515   NCO Group, Inc.*                                                 13,879
   400   Nordson Corporation                                              13,732
 5,600   Norfolk Southern Corporation                                    166,544
 3,800   Northrop Grumman Corporation                                    202,654
 1,700   Northwest Airlines Corporation*                                  13,957
   300   NS Group, Inc.*                                                   5,550
   100   Nuco2, Inc.*                                                      1,947
   225   Old Dominion Freight Line*                                        6,482
 1,300   Omi Corporation                                                  20,826
   400   Orbital Sciences Corporation*                                     4,568
   500   Oshkosh Truck Corporation                                        28,530
   400   Overnite Corporation                                             12,572
 3,025   Paccar, Inc.                                                    209,088
   500   Pacer International, Inc.*                                        8,200
 1,200   Pall Corporation                                                 29,376
 1,429   Parker-Hannifin Corporation                                      84,111
   200   PDI, Inc.*                                                        5,398
 1,100   Pentair, Inc.                                                    38,401
 2,500   Pitney Bowes, Inc.                                              110,250
   100   Powell Industries, Inc.*                                          1,685
 2,000   Power-One, Inc.*                                                 12,960
   300   Pre-Paid Legal Services, Inc.*                                    7,704
   300   Precept Business Services, Inc., Class A*#                            0
   900   Precision Castparts Corporation                                  54,045
   300   Presstek, Inc.*                                                   2,901
   100   Preview Systems, Inc.*                                                5
   900   Quanta Services, Inc.*                                            5,445
 1,600   Quipp, Inc.                                                      21,920
 3,200   R.R. Donnelley & Sons Company                                   100,224
   400   RailAmerica, Inc.*                                                4,420
   100   Raven Industries, Inc.                                            4,445
 4,300   Raytheon Company                                                163,314
   200   Regal-Beloit Corporation                                          4,838
   450   Reliance Steel & Aluminum Company                                17,865
 1,800   Republic Services, Inc.                                          53,568
   300   Resources Connection, Inc.*                                      11,334
   200   Robbins & Myers, Inc.                                             4,400
 2,100   Robert Half International, Inc.                                  54,117
 2,000   Rockwell Automation, Inc.                                        77,400
 1,700   Rockwell Collins, Inc.                                           63,138
   400   Rollins, Inc.                                                     9,716
   400   Roper Industries, Inc.                                           22,984
 1,000   Ryder System, Inc.                                               47,040
   500   Sauer-Danfoss, Inc.                                               8,540
 1,000   SCS Transportation, Inc.*                                        18,940
 2,600   Service Corporation International*                               16,146
 2,900   ServiceMaster Company                                            37,294
 1,500   Shaw Group, Inc.*                                                18,000
   300   Simpson Manufacturing Company, Inc.                              18,960
   800   Sirva, Inc.*                                                     18,320
   800   SkyWest, Inc.                                                    12,040
   600   SLI, Inc.*#                                                           0
   500   Smith (A.O.) Corporation                                         12,175
   253   Sotheby's Holdings, Inc., Class A*                                3,977
   200   Sourcecorp, Inc.*                                                 4,428
10,293   Southwest Airlines Company                                      140,191
   500   Spherion Corporation*                                             3,910
   934   SPX Corporation                                                  33,064
   400   Standard Register Company                                         4,200
   300   Steelcase, Inc., Class A                                          4,200

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INDUSTRIALS (CONTINUED)
   700   Stericycle, Inc.*                                           $    32,130
   400   Stewart & Stevenson Services, Inc.                                7,068
 1,100   Stewart Enterprises, Inc., Class A*                               7,645
   200   Strayer Education, Inc.                                          23,002
   200   SunStar Healthcare, Inc.*                                             4
   949   SureBeam Corporation, Class A*                                        9
   920   Swift Transportation Company, Inc.*                              15,474
   300   Tecumseh Products Company, Class A                               12,561
   300   Teledyne Technologies, Inc.*                                      7,512
   400   Teleflex, Inc.                                                   17,000
   400   TeleTech Holdings, Inc.*                                          3,776
 1,000   Tennant Company                                                  40,530
   600   Terex Corporation*                                               26,040
   543   Tetra Tech, Inc.*                                                 6,880
 2,500   Textron, Inc.                                                   160,675
   900   Thomas & Betts Corporation*                                      24,138
   300   Thomas Industries, Inc.                                           9,420
 1,000   Timken Company                                                   24,620
   400   Toro Company                                                     27,320
   200   TRC Companies, Inc.*                                              3,754
   500   Tredegar Corporation                                              9,100
   600   Trinity Industries, Inc.                                         18,702
   200   Triumph Group, Inc.*                                              6,766
   100   U.S.A. Floral Products, Inc.*#                                        0
   300   Ultralife Batteries, Inc.*                                        3,051
 3,300   Union Pacific Corporation                                       193,380
   700   United Defense Industries, Inc.*                                 27,993
 1,000   United Industrial Corporation                                    32,890
13,500   United Parcel Service, Inc., Class B                          1,024,920
   700   United Rentals, Inc.*                                            11,123
   500   United Stationers, Inc.*                                         21,700
 6,547   United Technologies Corporation                                 611,359
   300   Universal Technical Institute, Inc.*                              9,054
   700   UNOVA, Inc.*                                                      9,835
   600   URS Corporation*                                                 16,008
   400   US Airways Group, Inc.#+                                              0
   300   USF Corporation                                                  10,767
   700   Valley Media, Inc.*#+                                                 0
   200   Valmont Industries, Inc.                                          4,174
   100   Vicor Corporation                                                 1,011
   400   VL Dissolution Corporation*#                                          0
 1,000   W.W. Grainger, Inc.                                              57,650
   450   Waste Connections, Inc.*                                         14,256
 7,200   Waste Management, Inc.                                          196,848
   300   Watsco, Inc.                                                      9,009
   500   Watson Wyatt & Company Holdings                                  13,150
   300   Watts Water Technologies, Inc., Class A                           8,055
 1,046   Weight Watchers International, Inc.*                             40,606
   750   Werner Enterprises, Inc.                                         14,483
   500   WESCO International, Inc.*                                       12,125
   600   Westinghouse Air Brake Technologies                               1,214
         Corporation                                                           1
   200   Woodward Governor Company                                        13,498
   600   Yellow Roadway Corporation*                                      28,134
   600   York International Corporation                                   18,954
                                                                     -----------
                                                                      18,753,091
                                                                     -----------
         INFORMATION TECHNOLOGY - 14.4%
 3,700   3Com Corporation*                                                15,614
   100   3Dshopping.com*#                                                      0
   600   ACT Manufacturing, Inc.*                                              3
 1,050   Activision, Inc.*                                                14,563
   700   Acxiom Corporation                                               16,618
   800   Adaptec, Inc.*                                                    6,080
 5,230   ADC Telecommunications, Inc.*                                     9,466
 2,500   Adobe Systems, Inc.                                             123,675
   800   Adtran, Inc.                                                     18,144
 1,100   Advanced Fibre Communications, Inc.*                             17,490
 3,800   Advanced Micro Devices, Inc.*                                    49,400
   200   Advent Software, Inc.*                                            3,366
 1,400   Aeroflex, Inc.*                                                  14,798
 1,300   Affiliated Computer Services, Inc., Class A*                     72,371
16,107   Agere Systems, Inc., Class A*                                    16,912
   100   Agile Software Corporation*                                         793
 6,046   Agilent Technologies, Inc.*                                     130,412
   300   Agilysys, Inc.                                                    5,187
   859   Akamai Technologies, Inc.*                                       12,069
 1,100   Alliance Data Systems Corporation*                               44,616
 4,800   Altera Corporation*                                              93,936
   200   Altiris, Inc.*                                                    6,330
 5,100   Amazon.com, Inc.*                                               208,386
   500   Amis Holdings, Inc.*                                              6,760
   800   Amphenol Corporation, Class A*                                   27,408
 5,000   Analog Devices, Inc.                                            193,900
 1,800   Andrew Corporation*                                              22,032

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INFORMATION TECHNOLOGY (CONTINUED)
   400   Anixter International, Inc.*                                 $   14,036
 1,300   Answerthink, Inc.*                                                6,955
   300   Ansys, Inc.*                                                     14,919
   300   Anteon International Corporation*                                10,995
   200   Appiant Technologies, Inc.*                                           1
 4,100   Apple Computer, Inc.*                                           158,875
20,358   Applied Materials, Inc.*                                        335,703
 1,846   Applied Micro Circuits Corporation*                               5,778
 1,400   aQuantive, Inc.*                                                 13,510
   200   Ardent Communications, Inc.*#                                         0
   291   Ariba, Inc.*                                                      2,718
 1,500   Arrow Electronics, Inc.*                                         33,870
   450   Ascential Software Corporation*                                   6,061
   600   Ask Jeeves, Inc.*                                                19,626
 3,600   Atmel Corporation*                                               13,032
   200   ATMI, Inc.*                                                       4,096
 1,200   Autodesk, Inc.                                                   58,356
 7,300   Automatic Data Processing, Inc.                                 301,636
 5,690   Avaya, Inc.*                                                     79,319
   400   Avid Technology, Inc.*                                           18,748
 1,300   Avnet, Inc.*                                                     22,256
   600   Avocent Corporation*                                             15,618
 2,000   AVX Corporation                                                  23,700
   689   Axcelis Technologies, Inc.*                                       5,705
 4,000   BEA Systems, Inc.*                                               27,640
   300   Belden CDT, Inc.                                                  6,540
   600   Benchmark Electronics, Inc.*                                     17,880
 1,000   BISYS Group, Inc.*                                               14,610
   300   Black Box Corporation                                            11,085
 2,067   BMC Software, Inc.*                                              32,679
   600   Borland Software Corporation*                                     5,010
   200   Breakaway Solutions, Inc.*                                            1
 4,210   Broadcom Corporation, Class A*                                  114,891
 3,200   Brocade Communications Systems, Inc.*                            18,080
   356   Brooks Automation, Inc.*                                          5,037
   200   Cabot Microelectronics Corporation*                               7,250
   500   CACI International, Inc., Class A*                               26,390
 2,577   Cadence Design Systems, Inc.*                                    33,604
 1,100   Carreker Corporation*                                             8,371
   880   CDW Corporation                                                  51,066
 1,500   Ceridian Corporation*                                            27,615
   850   Certegy, Inc.                                                    31,628
 1,300   CheckFree Corporation*                                           35,971
   700   Checkpoint Systems, Inc.*                                        10,899
   300   CHS Electronics, Inc.*#                                               0
   600   Ciber, Inc.*                                                      4,512
 3,481   Ciena Corporation*                                                6,892
   300   Cirrus Logic, Inc.*                                               1,431
82,073   Cisco Systems, Inc.*                                          1,485,521
 1,600   Citrix Systems, Inc.*                                            28,032
   837   CNET Networks, Inc.*                                              7,659
   500   Cognex Corporation                                               13,100
 1,400   Cognizant Technology Solutions Corporation, Class A*             42,714
   400   Coherent, Inc.*                                                  10,376
   300   Cohu, Inc.                                                        4,434
   700   CommScope, Inc.*                                                 15,120
 7,221   Computer Associates International, Inc.                         189,912
 1,980   Computer Sciences Corporation*                                   93,258
 3,200   Compuware Corporation*                                           16,480
 1,831   Comverse Technology, Inc.*                                       34,478
   300   Concur Technologies, Inc.*                                        3,147
 2,617   Conexant Systems, Inc.*                                           4,213
 1,200   Convergys Corporation*                                           16,116
16,619   Corning, Inc.*                                                  184,139
 1,531   Covad Communications Group, Inc.*                                 2,572
   300   Covansys Corporation*                                             3,462
 1,000   Credence Systems Corporation*                                     7,200
   700   Cree, Inc.*                                                      21,371
   700   CSG Systems International, Inc.*                                 10,787
   500   CTS Corporation                                                   6,300
   200   Cybercash, Inc., Escrow*#+                                            0
   500   Cymer, Inc.*                                                     14,330
 1,600   Cypress Semiconductor Corporation*                               14,144
30,400   Dell, Inc.*                                                   1,082,240
   900   Diebold, Inc.                                                    42,030
   500   Digital River, Inc.*                                             14,890
   100   Digitalnet Holdings, Inc.*                                        3,021
 1,100   Digitas, Inc.*                                                    8,503
   400   Dionex Corporation*                                              21,880
 1,138   DoubleClick, Inc.*                                                6,726
   200   drkoop.com, Inc.*#                                                    0
   300   DSP Group, Inc.*                                                  6,315
 1,100   DST Systems, Inc.*                                               48,917
 1,471   Earthlink, Inc.*                                                 15,151
 1,000   Echelon Corporation*                                              7,880
   530   eFunds Corporation*                                               9,853
   200   Egghead.com, Inc.*                                                    1
 2,800   Electronic Arts, Inc.*                                          128,772

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INFORMATION TECHNOLOGY (CONTINUED)
 5,200   Electronic Data Systems Corporation                          $  100,828
   600   Electronics for Imaging*                                          9,744
28,329   EMC Corporation*                                                326,917
   700   Emulex Corporation*                                               8,064
 1,100   Entegris, Inc.*                                                   9,174
   300   ePresence, Inc., Escrow*#+                                            0
   650   eResearch Technology, Inc.*                                       8,665
   300   Exar Corporation*                                                 4,248
 1,000   F5 Networks, Inc.*                                               30,460
   400   FactSet Research Systems, Inc.                                   19,280
   844   Fair Isaac Corporation                                           24,645
 1,200   Fairchild Semiconductor International, Inc.*                     17,004
   300   Filenet Corporation*                                              5,238
10,279   First Data Corporation                                          447,137
 2,128   Fiserv, Inc.*                                                    74,182
 1,300   Flir Systems, Inc.*                                              76,050
 1,000   Formfactor, Inc.*                                                19,370
 4,500   Freescale Semiconductor, Inc., Class A*                          64,350
 1,100   Gartner, Inc., Class A*                                          12,859
 2,700   Gateway, Inc.*                                                   13,365
   400   Global Imaging Systems, Inc.*                                    12,432
   500   Global Payments, Inc.                                            26,775
 1,300   Harmonic, Inc.*                                                   8,645
   800   Harris Corporation                                               43,952
   400   Harris Interactive, Inc.*                                         2,636
   200   HearMe*                                                               8
   400   Helix Technology Corporation                                      5,438
   900   Henry (Jack) & Associates, Inc.                                  16,893
36,077   Hewlett-Packard Company                                         676,444
   100   HomeSeekers.com, Inc.*#+                                              0
   500   Hyperion Solutions Corporation*                                  16,995
 3,540   i2 Technologies, Inc.*                                            2,451
 7,920   IAC/InterActiveCorp                                             174,398
    40   iBEAM Broadcasting Corporation*#+                                     0
 1,800   Identix, Inc.*                                                   11,988
   300   IDX Systems Corporation*                                          9,735
   600   Imation Corporation                                              21,354
   400   Informatica Corporation*                                          2,340
   610   InfoSpace, Inc.*                                                 28,908
   500   infoUSA, Inc.*                                                    4,455
   800   Integrated Circuit Systems, Inc.*                                17,200
   800   Integrated Device Technology, Inc.*                               7,624
 1,100   Integrated Silicon Solutions, Inc.*                               7,997
77,816   Intel Corporation                                             1,560,989
   100   Inter-Tel, Inc.                                                   2,162
   400   Intergraph Corporation*                                          10,868
   100   Intermix Media, Inc.*                                               260
20,570   International Business Machines Corporation                   1,763,672
 1,000   International Rectifier Corporation*                             34,300
   400   Internet Security Systems, Inc.*                                  6,800
 1,300   Intersil Corporation, Class A                                    20,709
     4   InterWorld Corporation*                                               1
   200   Intrado, Inc.*                                                    2,022
 2,000   Intuit, Inc.*                                                    90,800
 1,600   Ipass, Inc.*                                                      9,584
 1,000   Itron, Inc.*                                                     17,450
 1,100   iVillage, Inc.*                                                   6,600
 1,000   IXYS Corporation*                                                 7,180
 2,100   Jabil Circuit, Inc.*                                             48,300
15,230   JDS Uniphase Corporation*                                        51,325
   400   Keane, Inc.*                                                      6,144
   800   Kemet Corporation*                                                6,472
 1,000   Kintera, Inc.*                                                    9,440
 3,000   KLA-Tencor Corporation*                                         124,440
   450   Kronos, Inc.*                                                    19,931
 1,300   Kulicke & Soffa Industries, Inc.*                                 7,345
 1,400   Lam Research Corporation*                                        30,632
 1,600   Lattice Semiconductor Corporation*                                7,856
 1,900   Lawson Software, Inc.*                                           10,640
   400   Lexar Media, Inc.*                                                3,356
 2,400   Lexmark International, Inc., Class A*                           201,624
 1,000   Liberate Technologies, Inc.*                                      2,575
 4,300   Linear Technology Corporation                                   155,832
 1,100   Lionbridge Technologies, Inc.*                                    9,449
   400   Littelfuse, Inc.*                                                13,812
   200   LiveWorld, Inc.*                                                     77
 2,890   LSI Logic Corporation*                                           12,456
    88   LTWC Corporation*#                                                    0
 1,300   LTX Corporation*                                                  7,033
46,186   Lucent Technologies, Inc.*                                      146,410
   640   Macromedia, Inc.*                                                12,851
   600   Macrovision Corporation*                                         14,448
   300   Magma Design Automation, Inc.*                                    4,524
 1,000   Manhattan Associates, Inc.*                                      24,420
   100   Mantech International Corporation, Class A*                       1,872
   819   marchFirst, Inc.*                                                     1

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INFORMATION TECHNOLOGY (CONTINUED)
    200  MarketWatch, Inc.*                                           $    2,498
  4,390  Maxim Integrated Products, Inc.                                 185,653
    300  MAXIMUS, Inc.*                                                    8,643
  2,980  Maxtor Corporation*                                              15,496
    200  MaxWorldwide, Inc.*                                                  87
  2,300  McAfee, Inc.*                                                    46,230
  1,647  McData Corporation, Class A*                                      8,284
     45  MCSi, Inc.*#                                                          0
  2,900  MEMC Electronic Materials, Inc.*                                 24,592
    400  Mentor Graphics Corporation*                                      4,386
  1,000  Mercury Computer Systems, Inc.*                                  26,920
    900  Mercury Interactive Corporation*                                 31,392
    900  Micrel, Inc.*                                                     9,369
    100  Microage, Inc.*#                                                      0
  2,112  Microchip Technology, Inc.                                       56,686
  7,500  Micron Technology, Inc.*                                         90,225
    200  MICROS Systems, Inc.*                                            10,014
129,890  Microsoft Corporation                                         3,591,459
    500  Midway Games, Inc.*                                               4,960
    100  MKS Instruments, Inc.*                                            1,532
  1,000  Mobility Electronics, Inc.*                                       8,240
  2,025  Molex, Inc.                                                      60,386
  1,100  Monster Worldwide, Inc.*                                         27,104
 28,341  Motorola, Inc.                                                  511,272
    800  MPS Group, Inc.*                                                  6,728
    200  MRO Software, Inc.*                                               2,000
  1,000  MTS Systems Corporation                                          21,250
     38  Mykrolis Corporation*                                               383
    925  National Instruments Corporation                                 28,000
  4,400  National Semiconductor Corporation                               68,156
  1,000  NAVTEQ Corporation*                                              35,640
  1,100  NCR Corporation*                                                 54,549
    241  NetBank, Inc.                                                     2,412
    300  Netcentives, Inc.*#                                                   0
     50  Netegrity, Inc.*                                                    376
    500  NetFlix, Inc.*                                                    7,710
    332  NetIQ Corporation*                                                3,552
    200  NetObjects, Inc.*                                                     3
  4,500  Network Appliance, Inc.*                                        103,500
     27  Network Commerce, Inc.*#+                                             0
    500  NextCard, Inc.*                                                       9
  1,400  NIC, Inc.*                                                        7,504
  3,934  Novell, Inc.*                                                    24,824
  1,623  Novellus Systems, Inc.*                                          43,156
  1,600  Nvidia Corporation*                                              23,232
    400  OmniVision Technologies, Inc.*                                    5,660
    900  ON Semiconductor Corporation*                                     2,817
    561  Openwave Systems, Inc.*                                           4,948
  1,300  Opsware, Inc.*                                                    7,293
 62,030  Oracle Corporation*                                             699,698
    200  Overstock.com, Inc.*                                              7,346
    415  PalmOne, Inc.*                                                   12,633
  3,500  Parametric Technology Corporation*                               18,480
    700  Paxar Corporation                                                15,876
  4,800  Paychex, Inc.                                                   144,720
    100  Pegasystems, Inc.*                                                  698
  4,639  PeopleSoft, Inc.*                                                92,084
     40  Peregrine Systems, Inc.*                                            749
  1,000  Perot Systems Corporation, Class A*                              16,060
    100  Photon Dynamics, Inc.*                                            2,030
    125  Photronics, Inc.*                                                 2,078
    800  Pixar, Inc.*                                                     63,120
    200  Pixelworks, Inc.*                                                 2,002
    400  Plantronics, Inc.                                                17,296
    300  Plexus Corporation*                                               3,312
  1,100  Polycom, Inc.*                                                   21,802
    100  Power Integrations, Inc.*                                         2,043
    400  Priceline.com, Inc.*                                              8,868
    400  Progress Software Corporation*                                    7,960
    200  ProQuest Company*                                                 5,140
  1,000  QLogic Corporation*                                              29,610
 19,800  Qualcomm, Inc.                                                  772,992
    700  Quest Software, Inc.*                                             7,784
    300  Quintus Corporation*                                                125
      6  Quokka Sports, Inc.*#                                                 0
    600  Rambus, Inc.*                                                     9,414
  1,000  RealNetworks, Inc.*                                               4,660
    300  Recoton Corporation*#                                                 0
  1,890  Red Hat, Inc.*                                                   23,134
  1,000  Redback Networks, Inc.*                                           5,220
    300  Renaissance Learning, Inc.                                        6,501
    800  Reynolds & Reynolds Company, Class A                             19,736
  2,300  RF Micro Devices, Inc.*                                          14,582
  1,500  Rhythms Netconnections, Inc.*#+                                       0
    300  Rogers Corporation*                                              12,747
    650  RSA Security, Inc.*                                              12,545
    300  S1 Corporation*                                                   2,394
  1,200  Salesforce.com, Inc.*                                            18,756
  1,700  SanDisk Corporation*                                             49,504
  5,876  Sanmina-SCI Corporation*                                         41,426

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         INFORMATION TECHNOLOGY (CONTINUED)
 1,000   Sapient Corporation*                                        $     7,630
   200   ScanSource, Inc.*                                                12,760
 1,610   Scientific-Atlanta, Inc.                                         41,731
 4,200   Seagate Technology*                                              56,784
 1,000   Semtech Corporation*                                             19,170
   300   Serena Software, Inc.*                                            5,019
 5,200   Siebel Systems, Inc.*                                            39,208
   400   Silicon Image, Inc.*                                              5,056
   700   Silicon Laboratories, Inc.*                                      23,163
 1,900   Silicon Storage Technology, Inc.*                                12,103
   300   Siliconix, Inc.*                                                 10,749
 1,200   Sipex Corporation*                                                6,300
 1,182   Skyworks Solutions, Inc.*                                        11,229
10,918   Solectron Corporation*                                           54,044
 1,300   SonicWALL, Inc.*                                                  8,788
   500   SRA International, Inc., Class A*                                25,780
   200   SS&C Technologies, Inc.                                           3,906
   110   Stan Lee Media, Inc.*#                                                0
   100   Stardrive Solutions, Inc.*#+                                          0
   200   Startek, Inc.                                                     6,272
 1,300   Storage Technology Corporation*                                  32,838
35,700   Sun Microsystems, Inc.*                                         144,228
 2,964   SunGard Data Systems, Inc.*                                      70,454
   900   Sybase, Inc.*                                                    12,411
 4,200   Symantec Corporation*                                           230,496
 2,487   Symbol Technologies, Inc.                                        31,436
 1,892   Synopsys, Inc.*                                                  29,950
   300   Syntel, Inc.*                                                     4,959
   200   Sypris Solutions, Inc.                                            2,730
   600   Take-Two Interactive Software, Inc.*                             19,710
   200   Taser International, Inc.*                                        7,510
   800   Tech Data Corporation*                                           30,840
   700   Technitrol, Inc.*                                                13,650
 1,000   Tektronix, Inc.                                                  33,250
 4,200   Tellabs, Inc.*                                                   38,598
 2,000   Teradyne, Inc.*                                                  26,800
   400   Tessera Technologies, Inc.*                                       8,840
21,022   Texas Instruments, Inc.                                         447,348
 1,150   THQ, Inc.*                                                       22,379
 1,800   TIBCO Software, Inc.*                                            15,318
   800   Titan Corporation*                                               11,176
 2,840   Total System Services, Inc.                                      71,682
   100   Tradestation Group, Inc.*                                           613
   400   Transaction Systems Architects, Inc., Class A*                    7,434
   500   Trimble Navigation, Ltd.*                                        15,800
 1,100   Trizetto Group, Inc.*                                             6,413
   200   U.S. Interactive, Inc.*#                                              0
   100   UniComp, Inc.*                                                        2
 3,570   Unisys Corporation*                                              36,842
 1,400   Utstarcom, Inc.*                                                 22,554
   700   Value America, Inc.*+                                                 0
   263   ValueClick, Inc.*                                                 2,483
   300   Varian Semiconductor Equipment Associates, Inc.*                  9,270
   200   Veeco Instruments, Inc.*                                          4,194
    80   VelocityHSI, Inc.*#+                                                  0
   300   Verint Systems, Inc.*                                            11,052
 2,516   VeriSign, Inc.*                                                  50,018
 4,578   VERITAS Software Corporation*                                    81,488
   400   Verity, Inc.*                                                     5,152
 1,000   Viasat, Inc.*                                                    20,100
 1,856   Vishay Intertechnology, Inc.*                                    23,942
   645   Vitesse Semiconductor Corporation*                                1,761
   400   WebEx Communications, Inc.*                                       8,728
 3,245   WebMD Corporation*                                               22,585
   200   Websense, Inc.*                                                   8,334
 1,600   Western Digital Corporation*                                     14,064
   468   Wind River Systems, Inc.*                                         5,710
    80   Worldwide Xceed Group, Inc.*#                                         0
 9,100   Xerox Corporation*                                              128,128
 4,600   Xilinx, Inc.                                                    124,200
16,100   Yahoo, Inc.*                                                    545,951
   675   Zebra Technologies Corporation, Class A*                         41,182
   100   Ziplink, Inc.*                                                        1
   162   Zoran Corporation*                                                2,547
                                                                     -----------
                                                                      23,467,976
                                                                     -----------
         MATERIALS - 3.5%
 2,300   Air Products & Chemicals, Inc.                                  125,074
   770   Airgas, Inc.                                                     18,534
 2,200   AK Steel Holding Corporation*                                    17,952
   700   Albemarle Corporation                                            24,563
10,248   Alcoa, Inc.                                                     344,230
 1,650   Allegheny Technologies, Inc.                                     30,112
   100   AMCOL International Corporation                                   1,912
   400   Anchor Glass Container Corporation                                3,284
   700   Aptargroup, Inc.                                                 30,779
   650   Arch Chemicals, Inc.                                             18,558
   700   Arch Coal, Inc.                                                  24,843
 1,200   Ball Corporation                                                 44,916

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         MATERIALS (CONTINUED)
 1,000   Bemis Company, Inc.                                          $   26,580
 1,000   Bowater, Inc.                                                    38,190
   200   Brush Engineered Materials, Inc.*                                 4,142
   400   Buckeye Technologies, Inc.*                                       4,460
 1,100   Cabot Corporation                                                42,427
   600   Caraustar Industries, Inc.*                                      10,062
   400   Carpenter Technology Corporation                                 19,096
   500   Century Aluminum Company*                                        13,865
 1,000   Chesapeake Corporation                                           24,020
   200   Cleveland-Cliffs, Inc.                                           16,174
   500   Comfort Systems USA, Inc.*                                        3,300
   400   Commercial Metals Company                                        15,888
   900   CONSOL Energy, Inc.                                              31,401
 1,262   Crompton Corporation                                             11,976
 1,600   Crown Holdings, Inc.*                                            16,496
   700   Cytec Industries, Inc.                                           34,265
   200   Deltic Timber Corporation                                         7,958
11,911   Dow Chemical Company                                            538,139
   200   Drew Industries, Inc.*                                            7,170
12,600   du Pont (E.I.) de Nemours & Company                             539,280
   331   Eagle Materials, Inc.                                            23,600
   800   Eastman Chemical Company                                         38,040
 2,600   Ecolab, Inc.                                                     81,744
 1,300   Engelhard Corporation                                            36,855
   500   Ferro Corporation                                                10,905
   850   Florida Rock Industries, Inc.                                    41,642
   600   FMC Corporation*                                                 29,142
 1,900   Freeport-McMoRan Copper & Gold, Inc., Class B                    76,950
    20   General Chemical Group, Inc.                                          1
   300   Genlyte Group, Inc.*                                             19,317
   600   Georgia Gulf Corporation                                         26,754
 2,817   Georgia-Pacific Corporation                                     101,271
   300   Gibraltar Steel Corporation                                      10,848
 1,100   Glatfelter                                                       13,629
 1,800   Graphic Packaging Corporation*                                   11,664
 1,000   Great Lakes Chemical Corporation                                 25,600
   800   Greif, Inc., Class A                                             33,720
   600   H. B. Fuller Company                                             16,440
 2,300   Hecla Mining Company*                                            17,112
 1,000   Hercules, Inc.*                                                  14,250
 1,500   IMC Global, Inc.*                                                26,085
 1,100   International Flavors & Fragrances, Inc.                         42,020
 4,992   International Paper Company                                     201,727
 1,100   International Steel Group, Inc.*                                 37,070
   462   Kronos Worldwide, Inc.                                           18,348
   800   Lafarge North America, Inc.                                      37,512
 1,100   Longview Fibre Company                                           16,775
 1,600   Louisiana-Pacific Corporation                                    41,520
   800   Lubrizol Corporation                                             27,680
 1,800   Lyondell Chemical Company                                        40,428
   500   MacDermid, Inc.                                                  14,480
   700   Martin Marietta Materials, Inc.                                  31,689
 1,300   Massey Energy Company*                                           37,609
 3,076   MeadWestvaco Corporation                                         98,124
   900   Millennium Chemicals, Inc.*                                      19,089
   400   Minerals Technologies, Inc.                                      23,544
 2,840   Monsanto Company                                                103,433
   330   Myers Industries, Inc.                                            3,614
   200   NCI Building Systems, Inc.*                                       6,380
   300   NewMarket Corporation*                                            6,264
 4,400   Newmont Mining Corporation                                      200,332
 1,000   NL Industries, Inc.                                              18,310
 1,830   Nucor Corporation                                               167,207
   970   Olin Corporation                                                 19,400
   500   OM Group, Inc.*                                                  18,280
   700   Omnova Solutions, Inc.*                                           4,221
 2,100   Owens-Illinois, Inc.*                                            33,600
   800   Packaging Corporation of America                                 19,576
 1,500   Pactiv Corporation*                                              34,875
   900   Peabody Energy Corporation                                       53,550
   300   Penford Corporation                                               5,223
 1,220   Phelps Dodge Corporation                                        112,277
   800   Polymer Group, Inc., Escrow*#+                                        0
 1,800   PolyOne Corporation*                                             13,536
   500   Potlatch Corporation                                             23,405
 1,800   PPG Industries, Inc.                                            110,304
 4,100   Praxair, Inc.                                                   175,234
   400   Quanex Corporation                                               20,512
   801   Rayonier, Inc.                                                   36,237
   800   Rock-Tenn Company, Class A                                       12,592
 2,358   Rohm & Haas Company                                             101,323
 1,400   RPM International, Inc.                                          24,710
   100   RTI International Metals, Inc.*                                   1,937
   300   Schnitzer Steel Industries, Inc., Class A                         9,705
   500   Schulman (A.), Inc.                                              11,020
   400   Scotts Company, Class A*                                         25,660
 1,000   Sealed Air Corporation*                                          46,350
 1,600   Sherwin-Williams Company                                         70,336
   700   Sigma-Aldrich Corporation                                        40,600
   500   Silgan Holdings, Inc.                                            23,150

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         MATERIALS (CONTINUED)
 3,300   Smurfit-Stone Container Corporation*                         $   63,921
 1,300   Sonoco Products Company                                          34,372
   800   Southern Peru Copper Corporation                                 41,328
   400   Spartech Corporation                                             10,040
   800   Steel Dynamics, Inc.                                             30,896
   700   Stillwater Mining Company*                                       10,850
   300   Symyx Technologies, Inc.*                                         7,065
 1,700   Temple-Inland, Inc.                                             114,155
   800   Terra Industries, Inc.*                                           6,928
   400   Texas Industries, Inc.                                           20,576
   100   Trex Company, Inc.*                                               4,428
 1,100   United States Steel Corporation                                  41,382
   700   USEC, Inc.                                                        7,259
   100   USG Corporation*                                                  1,823
 1,300   Valhi, Inc.                                                      19,539
   500   Valspar Corporation                                              23,340
 1,100   Vulcan Materials Company                                         56,045
 1,300   W.R. Grace & Company*                                            12,285
 1,100   Wausau-Mosinee Paper Corporation                                 18,315
 1,000   Westlake Chemical Corporation                                    22,300
 3,300   Weyerhaeuser Company                                            219,384
   900   Worthington Industries, Inc.                                     19,215
                                                                      ----------
                                                                       5,771,429
                                                                      ----------
         TELECOMMUNICATION SERVICES - 3.4%
   900   Advanced Radio Telecom Corporation*#+                                 0
   800   Alamosa Holdings, Inc.*                                           6,112
 4,301   Alltel Corporation                                              236,168
 2,200   American Tower Corporation, Class A*                             33,770
   100   Aspect Communications Corporation*                                  993
 9,881   AT&T Corporation                                                141,496
   600   AT&T Latin America Corporation, Class A*                              4
32,697   AT&T Wireless Services, Inc.*                                   483,262
22,400   BellSouth Corporation                                           607,488
   500   Centennial Communications Corporation*                            2,940
 1,800   CenturyTel, Inc.                                                 61,632
 1,839   Cincinnati Bell, Inc.*                                            6,418
 3,300   Citizens Communications Company                                  44,187
   300   Commonwealth Telephone Enterprises, Inc.*                        13,065
   200   Convergent Communications, Inc.*#+                                    0
 2,300   Crown Castle International Corporation*                          34,224
   200   Davel Communications, Inc.*                                           1
   100   Ditech Communications Corporation*                                2,239
   300   e.spire Communications, Inc.*#                                        0
 1,000   Foundry Networks, Inc.*                                           9,490
 1,100   Global TeleSystems Group, Inc.*#+                                     0
 1,300   Hypercom Corporation*                                             9,594
   500   ICG Communications, Inc.*#+                                           0
   200   IDT Corporation*                                                  2,916
   500   InterDigital Communications Corporation*                          8,160
   100   Interspeed, Inc.*#                                                    0
 1,100   Ixia*                                                            10,692
 6,140   Juniper Networks, Inc.*                                         144,904
 6,600   Level 3 Communications, Inc.*                                    17,094
 1,100   Mastec, Inc.*                                                     5,775
 3,600   MCI, Inc.                                                        60,300
   900   Metawave Communications Corporation*                                  5
   300   Network Access Solutions Corporation*                                 1
   400   Network Plus Corporation*                                             1
13,100   Nextel Communications, Inc., Class A*                           312,304
 1,800   Nextel Partners, Inc., Class A*                                  29,844
 1,200   NMS Communications Corporation*                                   5,856
 1,100   NTL, Inc.*                                                       68,277
   700   Pacific Gateway Exchange, Inc.*                                       3
   900   Powerwave Technologies, Inc.*                                     5,544
   600   PTEK Holdings, Inc.*                                              5,142
17,570   Qwest Communications International, Inc.*                        58,508
 1,000   Remec, Inc.*                                                      4,710
 1,000   SafeNet, Inc.*                                                   26,380
 1,300   SBA Communications Corporation, Class A*                          9,100
40,991   SBC Communications, Inc.                                      1,063,716
   800   Spectrasite, Inc.*                                               37,200
15,850   Sprint Corporation                                              319,061
 1,900   Sycamore Networks, Inc.*                                          7,182
   400   Tekelec*                                                          6,672
 1,670   Telephone & Data Systems, Inc.                                  140,564
 1,300   Touch America Holdings, Inc.*                                         4
 1,000   United States Cellular Corporation*                              43,150
33,986   Verizon Communications, Inc.                                  1,338,369

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Shares                                                                 (Note 1)
------                                                                 --------

         TELECOMMUNICATION SERVICES (CONTINUED)
   700   West Corporation*                                            $   20,391
   800   Western Wireless Corporation, Class A*                           20,568
   600   Wiley (John) & Sons, Inc., Class A                               19,170
   600   WinStar Communications, Inc.*                                         1
   300   Wireless Facilities, Inc.*                                        2,091
   900   World Access, Inc.                                                    1
                                                                      ----------
                                                                       5,486,739
                                                                      ----------
         UTILITIES - 2.9%
 7,085   AES Corporation*                                                 70,779
   600   AGL Resources, Inc.                                              18,462
 1,500   Allegheny Energy, Inc.*                                          23,940
 1,233   Allete, Inc.                                                     40,076
 1,000   Alliant Energy Corporation                                       24,880
 1,900   Ameren Corporation                                               87,685
 4,180   American Electric Power Company, Inc.                           133,593
   400   American States Water Company                                     9,960
 1,366   Aqua America, Inc.                                               30,202
 1,117   Aquila, Inc.*                                                     3,485
   450   AstroPower, Inc.*                                                     3
   500   Atmos Energy Corporation                                         12,595
   700   Avista Corporation                                               12,670
   400   Black Hills Corporation                                          11,112
   100   California Water Service Group                                    2,937
 3,000   Calpine Corporation*                                              8,700
 2,400   Centerpoint Energy, Inc.                                         24,864
   300   CH Energy Group, Inc.                                            13,740
 2,500   Cinergy Corporation                                              99,000
   400   Cleco Corporation                                                 6,896
 2,000   CMS Energy Corporation*                                          19,040
 3,200   Consolidated Edison, Inc.                                       134,528
 1,700   Constellation Energy Group, Inc.                                 67,728
   400   Covanta Energy Corporation*                                           1
 4,445   Dominion Resources, Inc.                                        290,036
 1,100   DPL, Inc.                                                        22,638
 1,700   DTE Energy Company                                               71,723
12,200   Duke Energy Corporation                                         279,258
   600   Duquesne Light Holdings, Inc.                                    10,776
 2,932   Dynegy, Inc., Class A*                                           14,631
 4,150   Edison International                                            110,016
 1,200   El Paso Electric Company*                                        19,284
   100   Empire District Electric Company                                  2,055
   720   Energen Corporation                                              37,116
 2,000   Energy East Corporation                                          50,360
 2,400   Entergy Corporation                                             145,464
   600   Equitable Resources, Inc.                                        32,586
 8,324   Exelon Corporation                                              305,408
 4,500   FirstEnergy Corporation                                         184,860
 2,830   FPL Group, Inc.                                                 193,346
   700   Great Plains Energy, Inc.                                        20,405
   200   Green Mountain Power Corporation                                  5,210
   600   Hawaiian Electric Industries, Inc.                               15,924
   400   Idacorp, Inc.                                                    11,624
 1,600   KeySpan Corporation                                              62,720
   400   Laclede Group, Inc.                                              11,692
   950   MDU Resources Group, Inc.                                        25,013
   100   MGE Energy, Inc.                                                  3,182
 3,766   Mirant Corporation*                                               1,544
   900   National Fuel Gas Company                                        25,497
   300   New Jersey Resources Corporation                                 12,420
   400   Nicor, Inc.                                                      14,680
 2,690   NiSource, Inc.                                                   56,517
 1,700   Northeast Utilities                                              32,963
   500   Northwest Natural Gas Company                                    15,865
   100   NorthWestern Corporation*                                             1
   800   NRG Energy, Inc.*                                                21,552
   495   NSTAR                                                            24,305
   700   OGE Energy Corporation                                           17,661
 1,100   Oneok, Inc.                                                      28,622
   200   Otter Tail Corporation                                            5,100
   400   Peoples Energy Corporation                                       16,672
 1,600   Pepco Holdings, Inc.                                             31,840
 3,900   PG&E Corporation*                                               118,560
   400   Piedmont Natural Gas Company, Inc.                               17,576
 1,000   Pinnacle West Capital Corporation                                41,500
   600   PNM Resources, Inc.                                              13,506
 1,800   PPL Corporation                                                  84,924
 3,441   Progress Energy, Inc.                                           145,692
 3,300   Public Service Enterprise Group, Inc.                           140,580
 1,100   Puget Energy, Inc.                                               24,970
   700   Questar Corporation                                              32,074
 4,029   Reliant Energy, Inc.*                                            37,591
   979   SCANA Corporation                                                36,556
 2,800   Sempra Energy                                                   101,332
 1,900   Sierra Pacific Resources*                                        17,005
   100   South Jersey Industries, Inc.                                     4,775
 8,000   Southern Company                                                239,840
 1,372   Southern Union Company*                                          28,133

                     See Notes to Statements of Investments.



--------------------------------------------------------------------------------
WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
STATEMENT OF INVESTMENTS - (CONTINUED) (UNAUDITED)            SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                             --------
             UTILITIES (CONTINUED)
      700    Southwest Gas Corporation                             $     16,765
    2,200    TECO Energy, Inc.                                           29,766
      635    Texas Genco Holdings, Inc.                                  29,623
    3,570    TXU Corporation                                            171,074
      500    UGI Corporation                                             18,630
      300    UIL Holdings Corporation                                    14,757
      500    Unisource Energy Corporation                                12,175
      633    Vectren Corporation                                         15,939
      600    Westar Energy, Inc.                                         12,120
      500    WGL Holdings, Inc.                                          14,130
    1,000    Wisconsin Energy Corporation                                31,900
      400    WPS Resources Corporation                                   17,996
    5,225    Xcel Energy, Inc.                                           90,497
                                                                   ------------
                                                                      4,647,428
                                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $147,167,422)                                  162,583,348
                                                                   ------------
CONVERTIBLE PREFERRED STOCK - 0.0%**
 (Cost $4,903)
      190    IAC InterActiveCorp, Series A Convertible
               Preferred Stock*                                           8,882
                                                                   ------------
RIGHTS - 0.0%**
      200    Bank United Corporation, Contingent Payment
               Rights*                                                       12
    1,800    Seagate Tax Refund Rights*#+                                     0
      300      Wiltel Communications, Inc. Rights*#                           0
                                                                   ------------
             TOTAL RIGHTS
                (Cost $68)                                                   12
                                                                   ------------
WARRANTS - 0.0%**
      211    IAC InterActiveCorp Warrants Expire
                02/04/09*                                                 1,372
        3    Lodgian, Inc., Class A Warrants Expire
                11/25/07*#+                                                   0
        8    Lodgian, Inc., Class B Warrants Expire
                11/25/09*#+                                                   0
       12    Polymer Group, Inc., Class A Warrants Expire
                03/04/10*#+                                                   0
       13    Polymer Group, Inc., Class B Warrants Expire
                03/04/10*#+                                                   0
                                                                   ------------
             TOTAL WARRANTS
                (Cost $2,622)                                             1,372
                                                                   ------------
TOTAL INVESTMENTS
   (Cost $147,175,015)                         100.1%               162,593,614
OTHER ASSETS AND LIABILITIES
   (Net)                                       (0.1)%                   (91,620)
                                               -----               ------------
NET ASSETS                                     100.0%              $162,501,994
                                               =====               ============

----------
*     Non-income producing security.

**    Amount represents less than 0.1% of net assets.

#     Amount represents less than $1.00

+     Fair-valued Securities

                     See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

1. PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc., refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Mutual Funds, Inc.


By (Signature and Title)*           /s/ Michael J. Napoli, Jr.
                         -------------------------------------------------------
                                    Michael J. Napoli, Jr., President
                                    (principal executive officer)

Date    November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Michael J. Napoli, Jr.
                         -------------------------------------------------------
                                    Michael J. Napoli, Jr., President
                                    (principal executive officer)

Date   November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Alex Chaloff
                         -------------------------------------------------------
                                    Alex Chaloff, Treasurer
                                    (principal financial officer)

Date    November 24, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.